UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	June 30, 2008

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2008

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1

Fund Performance	20

Expense Example	22

Investment Advisory Agreement Approval	28

Portfolio of Investments:

Money Market	33

Limited Duration	36

Income Plus	49

High Yield	65

Utilities	81

Income Builder	85

Dividend Growth	93

Global Dividend Growth	97

European Equity	103

Capital Opportunities	108

S&P 500 Index	111

Global Advantage	124

Aggressive Equity	128

Strategist	131

Financial Statements:

Statements of Assets and Liabilities	152

Statements of Operations	155

Statements of Changes in Net Assets	158

Notes to Financial Statements	170

Financial Highlights	190

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008

Dear Shareholder,

The global financial markets remained volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the U.S. housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. The U.S. Federal Reserve (the "Fed") stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rate by 200 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase's purchase of troubled Bear Stearns — once the country's fifth largest investment bank — in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in fixed income spread sectors and global equities alike. In April, the Fed reduced the target federal funds rate another 25 basis points to 2.0 percent but held the rate steady at its next meeting in June, citing the need to maintain a balance between supporting the economy while limiting inflationary pressures. By that time, inflation had become a significant global concern as food and particularly oil prices continued to escalate. A deteriorating outlook for global economic growth also began to weigh more heavily on the markets. As the period was coming to a close, new credit concerns emerged in the U.S. market, prompting expectations of further writedowns in the financial sector while questions remained as to when the still-weak housing market might begin to recover. Overall, given the uncertain environment throughout the six-month period, all but the high-quality government bond markets generally declined.

Domestic Equity Overview

The turbulence in global capital markets was reflected in the U.S. equity market. As measured by the S&P 500®, U.S. equities fell by 11.91 percent during the first six months of 2008, with the majority of sectors in the red. Financials continued to suffer as the credit crisis and related writedowns undermined both reported earnings as well as investor confidence in any near-term improvement. With declining housing prices and falling employment in the broader economy, consumer-related sectors and stocks also performed poorly on investor fears of declining spending. Telecommunications services rounded out the worst performing sectors for the period, as troubles at several high-profile and alternative wireless carriers combined with the weak outlook for consumers in general to drag down performance.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Not all segments of the market performed poorly, however. Commodity prices remained high, with many reaching new records during the period. As a result, the materials sector was one of two in the broader market to gain during the period. The other — energy — was similarly bolstered by rising prices.

In terms of market capitalization and style, performance differed only in the degree of negative returns during the period. Small-capitalization stocks (as measured by the Russell 2000® Index) fell by less than their large-capitalization peers. Value generally fell by more than growth, owing largely to the effect of poorly performing financials.

Fixed Income Overview

The credit and liquidity issues plaguing the market during much of the period led investors to shun risky assets in favor of the relatively safe haven of U.S. Treasury securities, boosting their performance while driving spreads in other sectors considerably wider. Although most spread sectors enjoyed a rebound from April through mid-June, they subsequently retreated again as investors paused to reassess the outlook for the economy and the markets. As a result, Treasuries outperformed all other sectors of the fixed income market for the six-month period.

The mortgage sector saw some relief in April and May but overall posted disappointing returns. Non-agency mortgages continued to suffer the most as the availability of these non-traditional mortgages with more lenient terms has sharply diminished in the wake of the subprime market crisis.

In the corporate bond market, credit spreads tightened in the second quarter of the year after widening considerably in the first quarter. In fact, the investment grade corporate sector posted its best monthly return on record in April. As the period was coming to a close, however, investors began demanding additional compensation for owning riskier assets, causing credit spreads to widen again. Overall, investment grade credit outperformed high yield for the six-month period as the flight to quality led higher rated securities to outperform those with lower ratings. Within the investment grade sector, industrial and utilities were the top performers, while financials continued to lag as many financial institutions recognized significant losses on mortgage-related securities.

International Equity Overview

With concerns about slowing global growth and rising inflation intensifying over the six-month period, all major regional equity markets declined.

In Europe, economic growth was lackluster but remained above recessionary levels. That said, the European Central Bank viewed inflation as the predominant near-term threat and, unlike the Fed, held

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

interest rates steady during the period. Business sentiment continued to deteriorate and the housing markets in the U.K. and Spain continued to decline. Although European equities saw a recovery in the second quarter of 2008, the markets retreated in June on renewed speculation that central banks may raise interest rates, a worsening housing market and languishing earnings for retailers.

Although Japan remained out of favor with investors early in the period amid weak housing data and political noise, Japanese equities advanced strongly beginning in mid-March along with the global equity rally. Driving investors' renewed confidence were attractive valuations both on a historically relative and absolute basis, and the healthier balance sheets of Japanese banks (given their low exposure to the U.S. credit crisis). However, during the last three weeks of the period, stocks declined sharply on fears of global inflation, renewed credit concerns and most importantly a rapidly slowing global economy.

Emerging market equities' decline was in line with that of developed markets during the period (as measured by the MSCI Emerging Markets Index and the MSCI World Index, respectively). Overall, investors continued to worry about inflation leading to monetary tightening policies and slower economic growth across the global emerging markets. Despite the broad group's decline, Latin America performed well, while all major Asian markets fell during the period.

Aggressive Equity Portfolio

For the six-month period ended June 30, 2008, Aggressive Equity Portfolio Class X shares produced a total return of – 6.52% outperforming the Russell 3000® Growth Index1, which returned – 9.04%. For the same period, the Portfolio's Class Y shares returned – 6.63%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's outperformance of the Russell 3000® Growth Index was attributable to both stock selection decisions and the resulting sector allocations.

Stock selection and an underweight allocation in the health care sector had the largest positive effect on relative returns for the six-month period. Here, the main areas of strength were holdings in medical systems stocks and drugs and pharmaceuticals stocks. An avoidance of weak-performing health care management

1  The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

services stocks also benefited returns. Further contributing to positive relative performance were stock selection and an overweight allocation in the other energy sector, with the strong returns solely due to two large holdings in the Portfolio. Within the materials and processing sector, the Portfolio held a large position in a leading agriculture chemicals and seed company which added to relative return, as did an overweight allocation in the sector overall.

Elsewhere, the Portfolio had a few positions with disappointing results over the six-month period. The main detractors from relative performance were stock selection and an overweight allocation in the consumer discretionary sector, with weakness in commercial services, consumer electronics, and retail holdings. Stock selection and an underweight position in the technology sector also diminished relative gains, primarily due to selection in communications technology stocks. Although an overweight allocation in the utilities sector was advantageous, the positive contribution was more than offset by unfavorable stock selection in a single telecommunications company.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the materials and processing sector and the technology sector. Relative to the Russell 3000® Growth Index, the Portfolio held overweights in the consumer discretionary and materials and processing sectors, and an underweight in the technology sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Capital Opportunities (formerly Equity) Portfolio

For the six-month period ended June 30, 2008, Capital Opportunities (formerly Equity) Portfolio Class X shares produced a total return of – 6.23% outperforming the Russell 3000® Growth Index2, which returned – 9.04%. For the same period, the Portfolio's Class Y shares returned – 6.35%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

2  The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

The Portfolio's outperformance relative to the Russell 3000® Growth Index was attributable to both stock selection decisions and the resulting sector allocations.

Stock selection and an underweight allocation in the health care sector had the largest positive effect on relative returns for the six-month period. Here, the main areas of strength were holdings in medical systems stocks and drugs and pharmaceuticals stocks. An avoidance of weak-performing health care management services stocks also benefited returns. Further contributing to positive relative performance were stock selection and an overweight allocation in the other energy sector, with the strong returns solely due to two large holdings in the Portfolio. Within the materials and processing sector, the Portfolio held a large position in a leading agriculture chemicals and seed company which added to relative return, as did an overweight allocation in the sector overall.

Elsewhere, the Portfolio had a few positions with disappointing results over the six-month period. The main detractors from relative performance were stock selection and an overweight allocation in the consumer discretionary sector, with weakness in commercial services, consumer electronics, and retail holdings. Stock selection and an underweight position in the technology sector also diminished relative gains, primarily due to selection in communications technology stocks. Although an overweight allocation in the utilities sector was advantageous, the positive contribution was more than offset by unfavorable stock selection in a single telecommunications company.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the materials and processing sector and the technology sector. Relative to the Russell 3000® Growth Index, the Portfolio held overweights in the consumer discretionary and materials and processing sectors, and an underweight in the technology sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Dividend Growth Portfolio

For the six-month period ended June 30, 2008, Dividend Growth Portfolio Class X shares produced a total return of – 11.43% outperforming the S&P 500®3, which returned – 11.91%. For the same period, the Portfolio's Class Y shares returned – 11.51%. Past performance is no guarantee of future results.

3  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main contributors to relative performance were in the energy, health care, and utilities sectors. Soaring energy prices led to stronger-than-expected earnings for the energy holdings in the Portfolio. In addition, overweight positions in the energy and technology sectors further added value to the Portfolio's relative performance.

The main detractors from relative performance were in the financial services sector. Although the Portfolio benefited from a relative underweight in the financial services sector, holdings in companies that lowered their earnings growth projections for 2008 were the primary sources of weakness within the sector. The Portfolio was also negatively affected by unfavorable stock selection in the consumer staples sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

European Equity Portfolio

For the six-month period ended June 30, 2008, European Equity Portfolio Class X shares produced a total return of – 13.54% underperforming the MSCI Europe Index4, which returned – 12.41%. For the same period, the Portfolio's Class Y shares returned – 13.62%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The majority of the Portfolio's underperformance relative to the MSCI Europe Index occurred in the first quarter of 2008, mostly in January, as the European market had one of its worst starts in recent history. Although the market stabilized somewhat in April and May — and the Portfolio advanced strongly relative to the Index in the second quarter — June was another difficult month, marked by volatility and declining performance amid renewed concerns about the sagging economy and speculation that the European Central Bank may raise interest rates.

4  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

As expected with our fundamental, bottom-up investment approach, performance relative to the MSCI Europe Index was driven largely by stock selection. On a sector basis, the Portfolio had positive contributions from the financials and consumer staples sectors, in which underweight positions in certain banks and diversified financials, together with a food, beverage and tobacco holding all benefited relative performance. An underweight allocation in the information technology sector also added to relative return. In terms of country level performance, stock selection in the U.K., Italy and Belgium bolstered relative gains, as did an underweight allocation in Finland.

However, other investments detracted from relative performance. Stock selection in the industrials sector, especially exposure to selected capital goods and automobile stocks, had a negative effect on relative results. Further dampening relative performance were stock selection and an underweight position in the materials sector. Here, the Portfolio had less exposure to a steel stock that was one of the only stocks with a positive return in the MSCI Europe Index during the period under review. Within countries, stock selection in Germany and France were areas of weakness, and both stock selection and an overweight allocation in Greece cost the Portfolio relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Advantage Portfolio

For the six-month period ended June 30, 2008, Global Advantage Portfolio Class X shares produced a total return of – 17.28% underperforming the MSCI World Index5, which returned – 10.57%. For the same period, the Portfolio's Class Y shares returned – 17.43%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio is constructed in a bottom-up fashion, in which the portfolio management team selects companies which they believe have the potential to deliver long-term outperformance. While the Portfolio's country and sector allocations are simply a consequence of where the team finds attractive opportunities, differences in country and sector allocations versus the MSCI World Index can have a notable impact on the

5  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes the reinvestment of net dividends. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Portfolio's short-term performance relative to its benchmark. That was certainly the case during the period under review, in which the Portfolio's sector allocations were particularly detrimental to relative returns. In particular, the Portfolio's underweight positions in the energy and materials sectors were significant drivers of relative underperformance, as these sectors were the two best performing groups in the MSCI World Index during the period. This weakness was partially offset by an underweight position in the financials sector, which helped dampen the negative influence of the sector's slide. At a country level, the negative influences of overweight allocations in Hong Kong and Greece overwhelmed the positive contribution of an overweight position in Mexico.

Security selection within sectors and countries was also hurtful to relative performance. Although selections in the health care and telecommunication services sectors were beneficial, the lost value from security selection in the financials and consumer staples sectors weighed on relative performance. From a country perspective, stock selections in Canada, Singapore and Australia were unfavorable to relative performance, despite modestly helpful selection in Greece.

Additionally, several other factors contributed to performance relative to the MSCI World Index during the period. Given that the Portfolio has typically owned a considerable proportion of small- and mid-cap stocks, the Portfolio was hurt by the underperformance of those segments relative to large-cap stocks during the period. However, the Portfolio received a boost from its emerging markets exposure, as emerging markets outpaced developed markets during the period. In contrast, the MSCI World Index does not include representation from emerging markets stocks and therefore did not receive the same benefit. Finally, the stronger performance of growth stocks relative to value stocks was additive in that most stocks in the Portfolio are characterized as growth stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Dividend Growth Portfolio

For the six-month period ended June 30, 2008, Global Dividend Growth Portfolio Class X shares produced a total return of – 15.14% underperforming the MSCI World Index6, which returned – 10.57%. For the same period, the Portfolio's Class Y shares returned – 15.24%. Past performance is no guarantee of future results.

6  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes the reinvestment of net dividends. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

In a difficult environment, the Portfolio underperformed the MSCI World Index for the six-month period ending June 30, 2008, particularly within the financials, health care and materials sectors. Although an underweight position in the financials sector was beneficial to relative performance, returns were hampered by investments in banks and diversified financials stocks. These groups suffered from the deteriorating outlook for the U.S. housing market that impacted credit markets. We had underestimated the degree to which capital market companies had accumulated subprime mortgage-related exposure on their balance sheets, rather than securitizing the loans, and the resulting writedowns had a significant effect on these companies' stock prices.

Stock selection in the health care sector had a negative impact on relative performance, mainly within the pharmaceutical industry. The sector has experienced continuing pressures from aggressive generic production, new drug failures and an increasingly conservative regulatory environment. We repositioned the Portfolio during the period to favor companies with a stronger fundamental outlook and more diversified business models.

In addition, the Portfolio's positioning within the industrials and materials sectors was a detractor from performance. These stocks were the primary beneficiaries of the commodity boom and as such, performed strongly over the period. But the Portfolio's exposure to industrials and material stocks remained limited, based on our valuation criteria, and this hampered relative returns. We have further reduced the Portfolio's exposure to both sectors by taking profits out of some investments that we believed had become overvalued.

In contrast, the Portfolio added relative value in the information technology (IT), telecommunication services and energy sectors. In IT, gains came from strong stock selection within technology hardware and equipment services and an overall underweight position in the sector. In the telecom services sector, holdings were well diversified between North America, Europe and Asia, and stock selection here was a positive contributor to performance, particularly in Asia. Finally, security selection within energy stocks boosted relative gains, as the group continued to be a strong performer for both the MSCI World Index and the Portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

High Yield Portfolio

For the six-month period ended June 30, 2008, High Yield Portfolio Class X shares produced a total return of – 1.42% underperforming the Lehman Brothers U.S. Corporate High Yield – 2% Issuer Cap Index7, which returned – 1.08%. For the same period, the Portfolio's Class Y shares returned – 1.51%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Holdings in mortgage-backed securities (MBS) detracted from the Portfolio's performance during the period. Although MBS rebounded somewhat in the second quarter of the year, the sector's performance declined for the overall period. Given that the Lehman Brothers U.S. Corporate High Yield – 2% Issuer Cap Index does not contain MBS, the Portfolio's holdings in these securities were the primary contributor to its relative underperformance.

We positioned the Portfolio defensively in terms of its credit quality profile during the six-month review period. In the risk-averse environment that persisted throughout much of the period, investors generally favored higher-quality issues, causing the higher-rated segment of the market to outperform the lower-rated segment. As such, our greater relative emphasis on higher-quality securities enhanced returns.

The Portfolio maintained an overweight relative to the Lehman Brothers U.S. Corporate High Yield – 2% Issuer Cap Index in the health care sector, which was additive to returns as the sector performed well during the period. Additionally, the Portfolio held no investments in the airline sector, which was beneficial as the sector struggled amid rising fuel prices.

We continued to seek to maintain a balanced and well-diversified portfolio, while allowing for strategic overweights in securities and sectors with the most attractive risk profiles. In terms of issuer size, we focused on larger companies because of their financial flexibility, their ability to withstand less favorable financial conditions, and their superior access to capital markets. As of the end of the period, the Portfolio's major sector overweights included health care, energy, and chemicals. Key sector underweights included technology, buildings products/home builders, and manufacturing.

7  The Lehman Brothers U.S. Corporate High Yield – 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes Emerging Markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Although credit spreads narrowed somewhat during the quarter, they still remain much wider than long-term averages. As such, we are seeking opportunities to increase the Portfolio's risk profile to a more neutral, rather than defensive, stance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Income Builder Portfolio

For the six-month period ended June 30, 2008, Income Builder Portfolio Class X shares produced a total return of – 8.97% outperforming the Russell 1000® Value Index8, which returned – 13.57% and underperforming the Lehman Brothers U.S. Government/Credit Index9, which returned 0.98%. For the same period, the Portfolio's Class Y shares returned – 8.98%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The financials sector, in which the Portfolio was well positioned, was a key area of outperformance for the Portfolio relative to the Russell 1000® Value Index. Although the sector lost value on an absolute basis, holdings in insurance stocks declined less than those in the Russell 1000® Value Index. Further, the Portfolio had lower exposure to banks and regional banks, which were some of the worst performing segments in the financials sector. The consumer staples sector also added to relative results, due to stock selection and the resulting overweight allocation in the sector. In particular, a large holding in a food and staples retailer performed well because the retailer effectively positioned itself for an economic downturn and saw an increase in consumers shopping at its stores. Finally, the technology sector was the third strongest contributor to relative performance. Within the sector, stock selection was particularly beneficial, as the Portfolio held an internet company that rallied following an announcement of a potential acquisition bid and a software and services company that began to turn around after lagging for some time.

However, the Portfolio did not fare so well in other areas. An underweight allocation in the energy sector hampered relative performance. As energy continued to be the top performing sector in the Russell 1000® Value Index, the Portfolio's minimal exposure produced proportionately less gain than that of the Index.

8   The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

9   The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Stock selection in the industrials sector was disadvantageous due to the poor performance of an electrical engineering company that announced a large writedown early in 2008. In the materials sector, the Portfolio's lack of exposure to the strong performing metals and mining industry held back relative performance.

In the fixed income portion of the Portfolio, the primary detractor from performance was an allocation to non-agency mortgage securities, a group of securities not represented in the Lehman Brothers U.S. Government/Credit Index. These securities in the Portfolio are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers — those who have relatively strong credit but are not considered "prime" borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance.

The Portfolio's yield-curve positioning, however, was beneficial to performance. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year. Additionally, an underweight position in investment-grade corporate bonds was beneficial given the corporate sector's underperformance amid ongoing writedowns by many financial institutions during the period. This corporate bond positioning led to an overweight allocation to Treasury securities, which was also beneficial given the flight to quality that persisted throughout much of the period.

Within the Portfolio's convertible securities allocation, consumer staples, metals, and technology securities added to performance. On the other hand, auto-related convertibles detracted from performance.

At the end of the period, the Portfolio held 57.9% in stocks, 33.4% in fixed income, and 6.6% in convertible securities.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Income Plus Portfolio

For the six-month period ended June 30, 2008, Income Plus Portfolio Class X shares produced a total return of – 2.37% underperforming the Lehman Brothers U.S. Corporate Index10, which returned – 0.84%. For the same period, the Portfolio's Class Y shares returned – 2.45%. Past performance is no guarantee of future results.

10  The Lehman Brothers U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's allocations to mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS), none of which are included in the Lehman Brothers U.S. Corporate Index, detracted from performance during the period as these sectors continued to suffer from the spillover effects of the subprime mortgage crisis.

With regard to corporate bond holdings, the Portfolio was underweighted relative to the Lehman Brothers U.S. Corporate Index in investment-grade securities. This positioning was beneficial as the investment-grade sector continued to struggle amid ongoing writedowns by many financial institutions during the period. However, this was slightly offset by a small allocation to high-yield corporate bonds. The flight to quality that took place throughout much of the period led higher-yielding, lower-rated issues to underperform higher-rated issues. The Lehman Brothers U.S. Corporate Index does not include high-yield securities and therefore, the Portfolio's position in the sector slightly dampened relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Limited Duration Portfolio

For the six-month period ended June 30, 2008, Limited Duration Portfolio Class X shares produced a total return of – 8.22% underperforming the Lehman Brothers U.S. Credit Index (1-5 Year)11, which returned 1.13%. For the same period, the Portfolio's Class Y shares returned – 8.42%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The primary detractors from the Portfolio's performance were positions in non-agency mortgage securities, which are not included in the Lehman Brothers U.S. Credit Index (1-5 Year), and asset-backed securities (ABS), which were overweighted relative to the Index. The Portfolio's non-agency mortgage securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also

11  The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers — those who have relatively strong credit but are not considered "prime" borrowers. The majority of the Portfolio's holdings in ABS are concentrated in high-quality AAA-rated securities. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products as well as ABS widened during the period, hindering performance.

The Portfolio's holdings in corporate bonds, particularly an overweight in the financial sector, also held back returns as ongoing writedowns by many financial institutions caused credit spreads to widen. The Portfolio's yield-curve positioning, however, was modestly additive to performance. We positioned the Portfolio to benefit from a steepening of the yield curve, which materialized early in the period as short terms yields declined dramatically in response to interest rate reductions by the Federal Reserve.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2008, the Money Market Portfolio had net assets of more than $216 million with an average portfolio maturity of 55 days. For the seven-day period ended June 30, 2008, the Portfolio's Class X shares provided an effective annualized yield of 2.29% and a current yield of 2.27%, while its 30-day moving average yield for June was 2.31%. For the six-month period ended June 30, 2008, the Portfolio's Class X shares returned 1.57%. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2008, the Portfolio's Class Y shares provided an effective annualized yield of 2.05% and a current yield of 2.03%, while its 30-day moving average yield for June was 2.06%. For the six-month period ended June 30, 2008, the Portfolio's Class Y shares returned 1.45%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Throughout the reporting period, the Portfolio continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

continued its long-standing policy of purchasing only high quality, liquid, money market securities. Reflecting this conservative approach, the Portfolio did not contain any derivative securities during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

S&P 500 Index Portfolio

For the six-month period ended June 30, 2008, S&P 500 Index Portfolio Class X shares produced a total return of – 11.95% underperforming the S&P 500®12, which returned – 11.91%. For the same period, the Portfolio's Class Y shares returned – 12.05%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

As market turmoil continued, eight out of ten sectors in the S&P 500® (the "Index"), and therefore the Portfolio, had negative returns in the first six months of 2008. Particularly hard hit were the financials and telecommunications services sectors, as well as industrials, consumer discretionary and information technology. The credit crunch and ongoing downgrades of financial companies continued to impact the financial sector, where the full extent of losses is still unclear. At the same time, higher unemployment and declining consumer confidence with no sign of stabilization in the U.S. housing market led to the negative performance of consumer-oriented stocks.

However, high commodity prices provided a boost for materials. The energy sector benefited from this trend as well, as the demand for energy resources propelled the price of oil to $140 per barrel as of June 30.

Since the Index and the Portfolio are market capitalization weighted, the overall contribution of each sector depends on its relative size within the Index and the Portfolio. As such, energy, as one of the largest sectors, contributed the most to the Portfolio's return, while financials and information technology were the largest detractors.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

12  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Strategist Portfolio

For the six-month period ended June 30, 2008, Strategist Portfolio Class X shares produced a total return of – 7.20% outperforming the S&P 500®13, which returned – 11.91% and underperforming the Lehman Brothers U.S. Government/Credit Index14, which returned 0.98%. For further comparison, the median Lipper Variable Flexible Portfolio Index total return was – 5.76% and U.S. Treasury bills returned 2.44%. For the same period, the Portfolio's Class Y shares returned – 7.33%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's flexible investment approach allows for investment across stocks, bonds, cash and other investment classes. To determine the specific allocation among asset classes throughout the period, we evaluate a comprehensive array of quantitative and qualitative factors. The quantitative analysis comprises an extensive "top-down" asset class review of many macroeconomic variables, with primary focus on three core factors: monetary policy and its impact on liquidity, inflation trends and corporate profitability. A second, more qualitative process then broadens the analysis to determine which individual sectors and industries would offer the best opportunities, in our view, given the macroeconomic climate. Individual holdings are then selected to provide desired exposure to asset classes and sectors.

Based on our process output, a consistent target allocation was maintained throughout the six-month period under review. Approximately 60% of assets were allocated to equities (a slightly higher weight than the average balanced fund) while 20% of assets were allocated to long-term credit markets (a significantly lower allocation than the average balanced fund). The balance (20%) of assets remained in short-term credits and cash-equivalent investments. This target allocation has remained unchanged since May 2006.

In general terms, the first six months of 2008 produced losses for equity investors and positive returns for fixed-income and cash investors. The combined impact of falling residential property values (and their subsequent impact on the financial services industry) and rising commodity prices (highlighted by the sharp run-up in oil prices) created significant market volatility and uncertainty for investors in both the U.S. and abroad. The trends that appear to be driving investor behavior have for the most part provided little relief, as both lower housing values and higher commodity prices led to reduced expectations for corporate

13  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

14  The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

profitability, tighter credit and lending conditions, and an unwillingness to take risk in most asset classes around the globe. Although U.S. gross domestic product (GDP) continues to track in positive territory and employment has held up better than forecasters' expectations for the first six months of 2008, investors appear more eager to discount potentially worse news than the potential for stabilization or recovery.

Although this year's volatility has been alarming, our expectations for an economic slowdown tied to declines in residential property values have been met. The sharp escalation of energy and agricultural commodity prices in light of a global macroeconomic slowdown was unanticipated, but appears to us to have limited long-term staying power. Evidence is clearly pointing to reduced demand for a number of commodities, which moved most dramatically in this last wave of inflationary pressures. We have, therefore, maintained the Portfolio's asset allocation stance and believe that future trends should prove supportive of our macroeconomic views.

At June month-end, the Portfolio's largest equity sector exposures included information technology, health care, consumer staples and consumer cyclicals. Relative to the equity index (S&P 500®), the Portfolio's greatest overweights included materials, telecommunication services and information technology, while its most significant underweights included energy, financial services and industrials.

The fixed income component of the Portfolio underperformed the Lehman U.S. Government/Credit Index due to above-average exposure to the mortgage markets and lower exposure to U.S. government bonds. At period end, the Portfolio held just over half of its fixed income assets in short-term debt and approximately a quarter of its assets in corporate credits. The balance of the fixed income portion of the Portfolio was comprised of mortgage securities and long-dated government-issued bonds.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Utilities Portfolio

For the six-month period ended June 30, 2008, Utilities Portfolio Class X shares produced a total return of – 4.51% underperforming the S&P 500® Utilities Index15, which returned – 2.76% and outperformed the S&P 50016, which returned – 11.91%. For the same period, the Portfolio's Class Y shares returned – 4.63%. Past performance is no guarantee of future results.

15  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

16  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The primary driver of the Portfolio's performance relative to the S&P 500® Utilities Index was its out-of-benchmark holdings in the telecommunications sector. The sector's returns were dragged down by poor results at several wireless companies, some of which carried high debt loads. While the Portfolio's stock selection was relatively strong in the sector due to its avoidance of these troubled companies, its exposure to telecommunications in general suffered from generally negative investor sentiment toward the sector.

Stock selection was weaker in the electric utilities sector, where we focused on more conservative and highly regulated companies. During the period, investors preferred companies with greater pricing power from either nuclear generation capabilities or other means, leading these more aggressive names to outperform. The Portfolio also had modest emerging markets exposure, which underperformed during the period.

Other positions were more positive for performance. The Portfolio was overweight in gas utilities, with an emphasis on storage and pipeline companies. Both the overweight and stock selection added to relative returns. The Portfolio also benefited from a modest overweight position in independent power producers, which were boosted by an increase in pricing in tandem with rising prices for natural gas.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

The Portfolios discussed in this report are only available through the purchase of a variable insurance product.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Ronald E. Robison
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Variable Investment Series

Fund Performance ■ June 30, 2008

Average Annual Total Returns—Period Ended June 30, 2008(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Aggressive Equity	2.17%	14.24%	N/A	5.81%	5/4/1999
Capital Opportunities	2.25	11.72	5.26%	11.75	3/9/1984
Dividend Growth	(13.38)	6.14	2.21	8.00	3/1/1990
European Equity	(11.32)	14.05	4.84	11.09	3/1/1991
Global Advantage	(12.57)	10.37	1.37	1.21	5/18/1998
Global Dividend Growth	(17.82)	10.31	5.33	7.89	2/23/1994
High Yield	(0.71)	6.74	(5.04)	3.65	3/9/1984
Income Builder	(11.27)	7.23	4.37	6.10	1/21/1997
Income Plus	3.01	3.96	5.13	7.13	3/1/1987
Limited Duration	(7.65)	0.56	N/A	2.40	5/4/1999
Money Market	4.05	3.00	3.39	4.95	3/9/1984
S&P 500 Index	(13.24)	7.30	2.52	2.76	5/18/1998
Strategist	(5.17)	9.55	6.23	8.93	3/1/1987
Utilities	2.28	15.23	5.29	9.06	3/1/1990

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class X shares will vary from the Performance of Class Y shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying Fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.

Morgan Stanley Variable Investment Series

Fund Performance ■ June 30, 2008

Average Annual Total Returns—Period Ended June 30, 2008(1)
Class Y	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Aggressive Equity	1.94%	13.98%	N/A	1.40%	6/5/2000
Capital Opportunities	1.97	11.44	N/A	0.27	6/5/2000
Dividend Growth	(13.57)	5.88	N/A	2.63	6/5/2000
European Equity	(11.52)	13.78	N/A	2.40	6/5/2000
Global Advantage	(12.93)	10.08	N/A	(1.12)	6/5/2000
Global Dividend Growth	(17.99)	10.05	N/A	4.63	6/5/2000
High Yield	(0.93)	6.47	N/A	(4.67)	6/5/2000
Income Builder	(11.47)	6.97	N/A	4.65	6/5/2000
Income Plus	2.80	3.71	N/A	5.88	6/5/2000
Limited Duration	(7.87)	0.29	N/A	2.04	6/5/2000
Money Market	3.79	2.74	N/A	2.74	6/5/2000
S&P 500 Index	(13.41)	7.03	N/A	(0.58)	6/5/2000
Strategist	(5.37)	9.28	N/A	4.17	6/5/2000
Utilities	2.03	14.96	N/A	3.18	6/5/2000

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class Y shares will vary from the Performance of Class X shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying Fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.

Morgan Stanley Variable Investment Series

Expense Example ■ June 30, 2008

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 – 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Example ■ June 30, 2008 continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (1.57% return)	$1,000.00	$1,015.70	$2.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.08	$2.82
Class Y
Actual (1.45% return)	$1,000.00	$1,014.50	$4.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.84	$4.07

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.56% and 0.81% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-8.22% return)	$1,000.00	$917.80	$2.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.36
Class Y
Actual (-8.42% return)	$1,000.00	$915.80	$3.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.28	$3.62

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.47% and 0.72% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.48% and 0.73% for Class X and Class Y shares, respectively.

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-2.37% return)	$1,000.00	$976.30	$2.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.13	$2.77
Class Y
Actual (-2.45% return)	$1,000.00	$975.50	$3.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.89	$4.02

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.55% and 0.80% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example ■ June 30, 2008 continued

High Yield

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/30/08 – 06/30/08
Class X
Actual (-1.42% return)	$1,000.00	$985.80	$8.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.32
Class Y
Actual (-1.51% return)	$1,000.00	$984.90	$9.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.57

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.66% and 1.91% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Utilities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-4.51% return)	$1,000.00	$954.90	$3.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.38	$3.52
Class Y
Actual (-4.63% return)	$1,000.00	$953.70	$4.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.14	$4.77

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.70% and 0.95% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Income Builder

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-8.97% return)	$1,000.00	$910.30	$4.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.54	$4.37
Class Y
Actual (-8.98% return)	$1,000.00	$910.20	$5.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.29	$5.62

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.87% and 1.12% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example ■ June 30, 2008 continued

Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-11.43% return)	$1,000.00	$885.70	$2.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.83	$3.07
Class Y
Actual (-11.51% return)	$1,000.00	$884.90	$4.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.59	$4.32

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.61% and 0.86% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Global Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-15.14% return)	$1,000.00	$848.60	$3.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.69	$4.22
Class Y
Actual (-15.24% return)	$1,000.00	$847.60	$5.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.44	$5.47

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.84% and 1.09% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-13.54% return)	$1,000.00	$864.60	$4.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$5.02
Class Y
Actual (-13.62% return)	$1,000.00	$863.80	$5.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.27

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.06% and 1.31% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series

Expense Example ■ June 30, 2008 continued

Capital Opportunities (formerly Equity)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-6.23% return)	$1,000.00	$937.70	$2.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$2.66
Class Y
Actual (-6.35% return)	$1,000.00	$936.50	$3.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.98	$3.92

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.53% and 0.78% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.54% and 0.79% for Class X and Class Y shares, respectively.

S&P 500 Index

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-11.95% return)	$1,000.00	$880.50	$1.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.42	$1.46
Class Y
Actual (-12.05% return)	$1,000.00	$879.50	$2.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$2.72

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.29% and 0.54% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.30% and 0.55% for Class X and Class Y, respectively.

Global Advantage

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-17.28% return)	$1,000.00	$827.20	$4.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.24	$4.67
Class Y
Actual (-17.43% return)	$1,000.00	$825.70	$5.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$5.92

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.93% and 1.18% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example ■ June 30, 2008 continued

Aggressive Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-6.52% return)	$1,000.00	$934.80	$4.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.59	$4.32
Class Y
Actual (-6.63% return)	$1,000.00	$933.70	$5.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.34	$5.57

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.86% and 1.11% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Strategist

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-7.20% return)	$1,000.00	$928.00	$2.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$2.72
Class Y
Actual (-7.33% return)	$1,000.00	$926.70	$3.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.97

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.54% and 0.79% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.56% and 0.81% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding each Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolios' Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, the Sub-Advisers and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group") for each Portfolio. The Board discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel.

With respect to the Strategist, Income Plus, European Equity, High Yield, Aggressive Equity, Capital Opportunities (formerly Equity), Global Dividend Growth and Global Advantage Portfolios, the Board concluded that each Portfolio's performance was competitive with that of its performance peer group.

With respect to the Income Builder and Global Dividend Growth Portfolios, the Board concluded that each Portfolio's performance was acceptable.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008 continued

With respect to the Money Market and S&P 500 Index Portfolios, the Board noted that the Adviser is evaluating various alternatives to improve performance, including portfolio manager changes/additions. The Board concluded that each Portfolio's performance was acceptable.

With respect to the Limited Duration and Dividend Growth Portfolios, the Board noted recent action taken with each Portfolio's investment personnel. With respect to the Utilities Portfolio, the Board noted that portfolio management will change on June 30, 2008. The Board concluded it would give the new portfolio management teams time to improve performance and would continue to monitor performance.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by each Portfolio under the Management Agreement.

With respect to the Dividend Growth, Strategist, European Equity, Global Advantage, Utilities, S&P 500 Index, Aggressive Equity, Global Dividend Growth, High Yield, Income Plus, Limited Duration, Capital Opportunities (formerly Equity) and Money Market Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios.

With respect to the Income Builder Portfolio, the Board noted that the Adviser did not manage any other funds with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Portfolios, as shown in the Lipper Reports.

With respect to the Dividend Growth, Strategist, Global Dividend Growth, Global Advantage, Utilities, S&P 500 Index, Aggressive Equity, Capital Opportunities (formerly Equity), High Yield, Income Plus and Limited Duration Portfolios, the Board concluded that each Portfolio's management fee rate and total expense ratio were competitive with those of its expense peer group.

With respect to the Money Market, Income Builder and European Equity Portfolios, the Board concluded that the Portfolios' management fee rates were acceptable as the total expense ratios were competitive with their expense peer groups.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008 continued

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio's management fee schedule under the Management Agreement and noted that each Portfolio's management fee schedule, except the Limited Duration and Global Advantage Portfolios, includes one or more breakpoints. The Board also reviewed the level of each Portfolio's management fee and noted that each fee, as a percentage of the Portfolio's net assets, would decrease as net assets increase because each management fee includes one or more breakpoints. The Board concluded that each Portfolio's management fee would reflect economies of scale as assets increase.

With respect to the Limited Duration Portfolio, the Board noted that the management fee schedule does not include any breakpoints. The Board concluded that the Portfolio's management fee was sufficiently low that it did not need to consider adding breakpoints. With respect to the Global Advantage Portfolio, the Board noted that the management fee schedule does not include any breakpoints. The Board noted that the Portfolio's assets were relatively small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Portfolios and the Morgan Stanley Fund Complex. The Board considered the "float" benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser's affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from each Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits, including float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008 continued

With respect to the Dividend Growth, Strategist, Income Builder, European Equity, Global Dividend Growth, Global Advantage, Utilities, S&P 500 Index, Aggressive Equity and Capital Opportunities (formerly Equity) Portfolios, the Board considered "soft dollar" benefits (discussed in the next section).

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Portfolios and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios.

With respect to the Dividend Growth, Strategist, Income Builder, European Equity, Global Dividend Growth, Global Advantage, Utilities, Aggressive Equity and Capital Opportunities (formerly Equity) Portfolios, the Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolios and other funds in the Morgan Stanley Fund Complex.

With respect to the S&P 500 Index Portfolio, the Board recognized that the Portfolio's commissions are used to pay for execution services only.

With respect to the High Yield, Income Plus, Limited Duration and Money Market Portfolios, the Board noted that each Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios' Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expense in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolios and the Adviser

The Board also reviewed and considered the historical relationship between each Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Portfolio to continue its relationship with the Adviser.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008 continued

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year (or, in the case of the Sub-Advisory Agreement for the Utilities Portfolio, initially approved for a year).

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (44.5%)
	Asset-Backed - Auto (1.0%)
$2,000	New Center Asset Trust	3.37%	07/31/08	$1,994,400
	Asset-Backed - Consumer (5.7%)
3,000	Barton Capital LLC*	2.80	07/03/08	2,999,533
2,000	Cafco LLC*	2.71	08/15/08	1,993,275
1,350	CRC Funding LLC.*	2.61	07/30/08	1,347,173
1,000	Old Line Funding LLC*	2.63	07/23/08	998,399
5,000	Park Avenue Rec Co LLC*	2.70	07/02/08	4,999,625
				12,338,005
	Asset-Backed - Corporate (2.3%)
5,000	Tulip Funding Corp*	2.86	07/28/08	4,989,313
	Asset-Backed - Diversified (6.0%)
8,000	Alpine Securitization*	2.83	07/08/08	7,995,598
5,000	Falcon Asset Securitization Co., LLC*	2.85	07/01/08	5,000,000
				12,995,598
	Asset-Backed - Securities (1.8%)
3,000	Cancara Asset Securitisation LTD & Cancara Asset*	3.07 - 3.09	07/24/08 - 08/29/08	2,988,074
1,000	Solitaire Funding LLC*	2.88	09/30/08	992,796
				3,980,870
	Banking (8.7%)
7,000	Bank of America Corp	2.85 - 2.90	10/22/08 - 10/23/08	6,937,312
10,000	Citigroup Funding Inc.	2.83 - 3.02	08/04/08 - 08/18/08	9,964,360
2,000	HSBC USA Inc.	2.65	07/07/08	1,999,124
				18,900,796
	Finance-Auto (1.0%)
2,000	Toyota Motor Credit Corp.	2.79	10/22/08	1,982,736
	Financial Conglomerates (3.4%)
7,500	General Electric Capital Corp.	2.50 - 4.08	07/07/08 - 12/08/08	7,450,863
	International Banks (14.6%)
4,000	Bank of Ireland*	2.78	09/29/08	3,972,500
2,000	Barclays U.S. Funding LLC	2.83 - 3.05	07/16/08 - 08/27/08	1,994,071
2,000	CBA Delaware Finance Inc.	2.73	07/09/08	1,998,796
3,000	DnB Norway Bank ASA*	2.75	08/05/08	2,992,067
1,000	Natexis Banques POP US	2.94	11/03/08	989,931
7,500	Royal Bank of Scotland GP*	2.88 - 4.57	07/02/08 - 11/14/08	7,449,619

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$5,500	Societe General N.A., Inc.	3.05 - 4.58%		07/02/08 - 09/30/08	$5,479,867
4,500	Swedbank Mortgage AB	3.05 - 3.08		07/29/08 - 11/14/08	4,466,225
2,325	UBS Finance (Delaware) LLC	3.23 - 4.08		07/10/08 - 07/18/08	2,321,670
					31,664,746
	Total Commercial Paper (Cost $96,297,327)				96,297,327
	Certificate of Deposit (34.7%)
	Domestic Banks (3.7%)
2,500	Bank of the West	2.85		07/29/08	2,500,000
3,500	Branch BKG & Trust Co. NC	2.76		11/25/08	3,500,000
2,000	Wachovia Bank, NA	3.03		07/11/08	2,000,638
					8,000,638
	International Banks (31.0%)
5,000	Banco Santander SA - NY	3.00 - 3.05		07/31/08 - 08/22/08	5,000,033
4,000	Bank of Montreal - Chicago	3.00 - 3.10		07/07/08 - 07/17/08	4,000,642
6,000	Bank of Scotland HBOS	2.65 - 3.04		09/05/08 - 11/12/08	6,000,046
5,000	Barclays Bank plc	2.95 - 3.05		10/21/08 - 11/24/08	5,000,000
3,000	BNP Paribas	2.98		07/09/08	3,000,830
8,000	Calyon - NY	2.72 - 3.03		07/08/08 - 10/14/08	8,000,000
3,000	Canadian Imperial Bank of Commerce	2.82		08/06/08	3,000,000
2,000	Dexia Credit Local	2.75		07/11/08	2,000,000
6,000	Fortis Bank - NY	2.61 - 2.71		07/21/08 - 07/28/08	6,000,000
3,000	Intesa Sanpaolo SpA	2.92		10/08/08	3,000,000
7,000	NATIXIS	2.72 - 3.00		07/24/08 - 08/04/08	6,999,923
1,500	Royal Bank of Scotland plc	2.88		11/03/08	1,500,379
1,000	Societe Generale	2.70		08/22/08	1,000,000
8,500	Toronto - Dominion Bank	2.73 - 2.92		08/13/08 - 09/15/08	8,500,000
4,000	UBS AG	2.97 - 2.90		07/14/08 - 09/19/08	4,000,000
					67,001,853
	Total Certificate of Deposit (Cost $75,002,491)				75,002,491
	Floating Rate Notes (9.8%)
	Asset-Backed - Structured Investment Vehicles (1.0%)
2,000	Mazarin Funding Corp*	2.07	†	07/10/08‡	2,000,000
	Finance-Auto (4.1%)
4,000	American Honda Finance Corp.*	2.78	†	08/06/08‡	4,000,000
5,000	Toyota Motor Credit Corp	2.48	†	07/10/09‡	5,000,000
					9,000,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Financial Conglomerates (1.1%)
$2,265	General Electric Capital Corp.	2.88	† %	06/15/09‡	$2,266,386
	International Banks (3.6%)
1,000	Bank of Nova Scotia - NY	3.17	†	05/06/09‡	1,000,000
2,500	Barclays Bank plc	2.93 - 3.13	†	05/20/09 - 06/09/09‡	2,500,000
2,000	Deutsche Bank - AG	3.01	†	01/21/09‡	2,000,000
2,000	KBC Bank NV - NY	2.82	†	12/16/08‡	2,000,000
400	Skandinaviska Enskilda	3.05	†	08/21/08‡	399,596
					7,899,596
	Total Floating Rate Notes (Cost $21,165,982)				21,165,982
	Repurchase Agreement (9.2%)
20,025	BNP Paribas, 2.40% dated 06/30/08, due 07/01/08, repurchase price $20,026,317; fully collateralized by Federal National Mortgage Association 6.00%, due 12/01/36, valued at $20,625,750				20,025,000
	U.S. Government Agency (2.1%)
4,500	Federal Home Loan Mortgage Corp. (Cost $4,482,758)	2.08 - 2.17		07/21/08 - 09/29/08	4,482,758
	Total Investments (Cost $216,973,558) (a)			100.3%	216,973,558
	Liabilities in Excess of Other Assets			(0.3)	(707,062)
	Net Assets			100.0%	$216,266,496

  *  Resale is restricted to qualified institutional investors

  †  Rate shown is the rate in effect at June 30, 2008.

  ‡  Date of next interest rate reset.

  (a)  Cost is the same for federal income tax purposes.

MATURITY SCHEDULE**

1 - 30 Days	48%
31 - 60 Days	23
61 - 90 Days	6
91 - 120 Days	15
121 - 180 Days	8
100%

  **  As a percentage of total market value.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (30.6%)
	Aerospace & Defense (0.4%)
$400	Bae Systems Holdings Inc. - 144A (b)	4.75%		08/15/10	$405,001
	Air Freight/Couriers (0.3%)
330	FedEx Corp.	5.50		08/15/09	331,930
	Beverages: Alcoholic (0.4%)
415	Miller Brewing Co. 144A (b)	4.25		08/15/08	415,579
	Biotechnology (0.3%)
280	Amgen Inc.	4.00		11/18/09	280,396
	Cable/Satellite TV (0.7%)
490	Comcast Cable Communications, Inc.	6.875		06/15/09	503,336
70	Comcast Corp.	5.85		01/15/10	71,099
190	Cox Communications, Inc. - 144A (b)	4.625		01/15/10	189,021
					763,456
	Chemicals: Major Diversified (0.2%)
170	ICI Wilmington Inc.	4.375		12/01/08	170,266
	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A (b)	6.95		05/15/09	91,261
	Department Stores (0.6%)
230	Federated Department Stores, Inc.	6.625		09/01/08	230,272
370	JC Penney Corp., Inc.	7.375		08/15/08	371,006
					601,278
	Drugstore Chains (0.4%)
390	CVS Corp.	4.00		09/15/09	387,996
	Electric Utilities (2.5%)
248	Columbus Southern Power Co.	4.40		12/01/10	246,341
380	Consumers Energy Co. (Series H)	4.80		02/17/09	381,148
355	Detroit Edison Co. (The)	6.125		10/01/10	369,658
220	Entergy Gulf States, Inc.	3.082	(c)	12/01/09	217,541
21	Entergy Gulf States, Inc. - 144A (b)	3.427	(c)	12/08/08	20,989
405	Ohio Power Co.	2.908	(c)	04/05/10	397,183
365	Pacific Gas & Electric Co.	3.60		03/01/09	364,762
235	Public Service Co. of Colorado (Series A)	6.875		07/15/09	241,299
330	Southwestern Public Service Co. (Series A)	6.20		03/01/09	335,004
					2,573,925

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Finance/Rental/Leasing (0.8%)
$365	American Honda Finance Corp. - 144A (b)	3.85%		11/06/08	$364,997
90	CIT Group Inc.	5.00		11/24/08	88,074
370	CIT Group Inc. (Series MTN)	4.75		08/15/08	368,141
					821,212
	Financial Conglomerates (2.8%)
95	Bank One Corp. (Series A)	6.00		02/17/09	95,574
150	Chase Manhattan Corp.	6.00		02/15/09	150,902
55	Chase Manhattan Corp.	7.00		11/15/09	56,237
315	Citicorp (Series F)	6.375		11/15/08	317,348
325	Citigroup Inc.	4.625		08/03/10	323,811
50	Citigroup Inc.	5.30		10/17/12	48,818
170	Citigroup Inc.	3.625		02/09/09	169,778
700	General Electric Capital Corp.	5.45		01/15/13	715,303
120	General Electric Capital Corp. (Series A)	4.25		12/01/10	121,284
410	JPMorgan Chase & Co.	6.75		02/01/11	425,797
205	Pricoa Global Funding I - 144A (b)	3.90		12/15/08	204,064
325	Principal Life Income Funding Trust	5.15		06/17/11	327,159
					2,956,075
	Food Retail (0.2%)
230	Safeway, Inc.	7.50		09/15/09	237,592
	Food: Major Diversified (0.5%)
200	Kraft Foods Inc.	4.00		10/01/08	199,945
385	Kraft Foods Inc.	4.125		11/12/09	384,548
					584,493
	Gas Distributors (0.6%)
180	NiSource Finance Corp.	3.208	(c)	11/23/09	175,043
450	Sempra Energy	4.75		05/15/09	451,701
					626,744
	Home Improvement Chains (0.4%)
410	Home Depot Inc.	2.901	(c)	12/16/09	399,477
	Industrial Conglomerates (0.3%)
275	Honeywell International, Inc.	6.125		11/01/11	291,962
	Integrated Oil (0.5%)
470	Conocophillips	8.75		05/25/10	511,703
	Investment Banks/Brokers (1.1%)
240	Goldman Sachs Group Inc. (The)	5.45		11/01/12	239,626
455	Goldman Sachs Group Inc. (The)	6.875		01/15/11	472,602

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$210	Lehman Brothers Holdings Inc. (Series H)	3.011	(c)%	12/23/10	$196,853
275	Lehman Brothers Holdings Inc. (Series I)	2.851	(c)	12/23/08	269,767
					1,178,848
	Investment Managers (0.3%)
305	Mellon Funding Corp.	6.40		05/14/11	315,938
	Life/Health Insurance (1.7%)
545	John Hancock Financial Services, Inc.	5.625		12/01/08	549,783
765	Met Life Global Funding I - 144A (b) (Note 4)	4.625		08/19/10	770,332
450	Monumental Global Funding II - 144A (b)	4.375		07/30/09	446,373
					1,766,488
	Major Banks (5.8%)
700	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	717,997
575	Bank of America Corp.	3.375		02/17/09	572,739
130	Bank of America Corp.	4.875		09/15/12	127,791
200	Credit Suisse USA Inc. (Switzeland)	6.125		11/15/11	205,490
800	HBOS Treasury Services PLC - 144A (United Kingdom) (b)	5.625		07/20/09	806,014
980	HSBC Finance Corp.	6.75		05/15/11	1,019,104
380	Popular North America, Inc. (Series F)	5.65		04/15/09	376,394
715	Unicredit Luxembourg Finance S.A. - 144A (Luxembourg) (b)	2.97	(c)	10/24/08	714,558
810	Wachovia Corp.	5.35		03/15/11	793,022
390	Wells Fargo & Co.	3.12		08/15/08	389,497
300	Wells Fargo Bank NA	6.45		02/01/11	313,684
					6,036,290
	Major Telecommunications (2.3%)
590	AT&T Inc.	2.884	(c)	02/05/10	587,572
395	Bellsouth Corp.	6.00		10/15/11	407,139
175	British Telecommunications PLC (United Kingdom)	8.625		12/15/10	188,010
300	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	317,510
295	France Telecom SA	7.75		03/01/11	312,606
505	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	501,052
150	Verizon Global Funding Corp.	7.25		12/01/10	159,335
					2,473,224

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Managed Health Care (0.3%)
$210	Unitedhealth Group Inc.	2.762	(c)%	03/02/09	$208,284
175	Unitedhealth Group Inc.	4.125		08/15/09	173,462
					381,746
	Media Conglomerates (0.9%)
480	Time Warner, Inc.	2.915	(c)	11/13/09	466,609
160	Viacom Inc.	3.15	(c)	06/16/09	158,349
300	Viacom Inc.	5.75		04/30/11	300,893
					925,851
	Medical Specialties (0.3%)
375	Hospira, Inc.	3.176	(c)	03/30/10	363,723
	Motor Vehicles (0.3%)
335	DaimlerChrysler North American Holdings Co.	3.298	(c)	03/13/09	334,473
	Multi-Line Insurance (1.1%)
690	American General Finance Corp. (Series H)	4.625		09/01/10	668,886
500	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	500,908
					1,169,794
	Oil & Gas Pipelines (0.5%)
500	Enbridge Energy Partners, LP	4.00		01/15/09	497,535
	Oil Refining/Marketing (0.7%)
180	Enterprise Products Operating L.P.	7.50		02/01/11	188,670
600	Valero Energy Corp.	3.50		04/01/09	598,469
					787,139
	Other Metals/Minerals (0.4%)
445	Brascan Corp. (Canada)	8.125		12/15/08	448,234
	Packaged Software (0.2%)
185	Oracle Corp.	5.00		01/15/11	188,714
	Property - Casualty Insurers (0.9%)
595	Mantis Reef Ltd. - 144A (Cayman Islands) (b)	4.692		11/14/08	592,774
375	Xlliac Global Funding - 144A (b)	4.80		08/10/10	372,197
					964,971
	Railroads (0.5%)
535	Burlington Santa Fe Corp.	6.125		03/15/09	540,000
	Real Estate Development (0.6%)
488	World Financial Properties - 144A (b)	6.91		09/01/13	487,555
144	World Financial Properties - 144A (b)	6.95		09/01/13	143,323
					630,878

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Savings Banks (0.7%)
$575	Sovereign Bancorp, Inc.	2.829	(c)%	03/23/10	$514,292
200	Washington Mutual Inc.	4.00		01/15/09	194,025
					708,317
	Total Corporate Bonds (Cost $32,320,269)				32,162,509
	Collateralized Mortgage Obligations (23.4%)
	U.S. Government Agencies (1.2%)
152	Fannie Mae 2005-27 NA	5.50		01/25/24	152,295
327	Fannie Mae 2005-52 PA	6.50		06/25/35	340,761
541	Freddie Mac 2182 ZC	7.50		09/15/29	569,849
210	Freddie Mac 2644 AU	3.50		05/15/22	209,915
	Total U.S. Government Agencies				1,272,820
	Private Issues (22.2%)
	American Home Mortgage Assets
325	2007-5 A3	2.783	(c)	06/25/47	125,863
376	2006-3 1A3	2.803	(c)	10/25/46	135,036
995	2007-1 GA1C	2.673	(c)	05/25/47	715,101
340	Bear Stearns Alt-A Trust 2003-3 3A	2.833	(c)	10/25/33	299,323
	Bear Stearns Mortgage Funding Trust
758	2007-AR1 1A2	2.693	(c)	01/25/37	380,587
762	2006-AR3 1A1	2.663	(c)	10/25/36	534,824
651	2006-AR5 1A2	2.693	(c)	12/25/36	364,032
	Countrywide Alternative Loan Trust
573	2006-0A1 1A2	2.782	(c)	03/20/46	318,564
895	2006-OA10	2.713	(c)	08/25/46	496,388
689	2005-56 2A3	5.028	(c)	11/25/35	509,107
3	2005-76 2A2	5.494	(c)	02/25/36	2,043
591	2006-0A22 A2	2.693	(c)	02/25/47	346,220
266	2005-J2 1A12	2.793	(c)	04/25/35	208,209
262	2005-J2 5A1	2.793	(c)	02/25/35	203,467
3,111	2006-0A12X (IO)	3.752	(c)	03/20/46	102,041
2,688	2005-81 X1 (IO)	3.573	(c)	02/25/37	94,087
593	2006-0A16 A3	2.733	(c)	10/25/46	346,969
620	2006-0A2 A3	2.752	(c)	05/20/46	333,462
513	2006-0A14 2A1	2.673	(c)	11/25/46	365,844
	Countrywide Home Loan Trust
2,727	2004-25 1X (IO)	1.784	(c)	02/25/35	66,450
467	2006-0A4 A2	2.753	(c)	04/25/46	257,770

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$792	DSLA Mortgage Loan Trust 2006-AR2 2A1A	2.683	(c)%	11/19/37	$555,454
730	First Horizon Alternative Mortgage Securities 2006-FA8 1A7 144A (b)	6.00		02/25/37	654,008
	Greenpoint Mortgage Funding Trust
559	2006-AR2 4A1	5.528	(c)	03/25/36	410,675
1,482	2005-AR3 X1 (IO)	3.629	(c)	08/25/45	47,925
2,341	2005-AR4 X4 (IO)	3.482	(c)	10/25/45	85,588
	Harborview Mortgage Loan Trust
973	2006-10 2A1B	2.723	(c)	11/19/36	523,962
605	2006-7 2A1B	2.733	(c)	10/19/37	328,007
834	2006-9 2AB2	2.763	(c)	11/19/36	488,303
1,243	2005-16 4A1A	5.794	(c)	01/19/36	977,894
556	2006-1 2A1A	2.723	(c)	03/19/37	392,358
745	2006-8 2A1B	2.731	(c)	08/21/36	427,185
708	2006-14 2A1B	2.683	(c)	03/19/38	397,390
658	2005-9 2A1C	2.932	(c)	06/20/35	414,458
206	2005-9 B1	3.082	(c)	06/20/35	90,461
1,091	2006-12 2A2B	2.733	(c)	01/19/38	577,871
483	2005-12 2A11	6.662	(c)	10/19/35	360,999
2,389	2005-2 X (IO)	2.916	(c)	05/19/35	48,903
1,632	2005-16 X1 (IO)	3.216	(c)	01/19/36	51,780
3,758	2005-16 X3 (IO)	1.700	(c)	01/19/36	105,101
2,554	2005-3 X2 (IO)	2.676	(c)	06/19/35	56,266
3,252	2006-1 X1 (IO)	3.286	(c)	03/19/37	104,170
5,241	2006-5 X2 (IO)	3.392	(c)	07/19/47	161,323
3	2006-1 PO1 (PO)	—		03/19/37	374
(a)	2006-5 PO2 (PO)	—		07/19/47	3
	Indymac Index Mortgage Loan Trust
147	2004-R3 B1	3.233	(c)	07/25/34	67,640
2,147	2005-AR12	1.057	(c)	07/25/35	46,621
	Luminent Mortgage Trust
727	2006-4 A1B	2.713	(c)	05/25/46	425,455
702	2006-6 A1	2.683	(c)	10/25/46	505,029
462	2006-1 A1	2.723	(c)	04/25/36	319,508
521	2006-2 A1B	2.763	(c)	02/25/46	291,250
425	Master Adjustable Rate Mortgage Trust 2007-3 1M2	3.583	(c)	05/25/47	77,002
622	Mortgageit Trust 2006-1 2A1B	2.763	(c)	04/25/36	353,097
	Residential Accredit Loans Inc.
222	2006-Q01 2A1	2.753	(c)	02/25/46	156,663
324	2007-QO4 A3	2.783	(c)	05/25/47	120,451

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$923	2006-Q06 A2	2.713	(c)%	06/25/46	$500,247
654	2007-Q03 A3	2.743	(c)	03/25/47	254,566
1,130	2007-QH1 A2	2.673	(c)	02/25/37	592,801
801	2006-QO2 A2	2.753	(c)	02/25/46	435,886
1	Sharps SP I LLC Net Interest Margin Trust 2006-AHM3 N1 - 144A (b)	7.00		10/25/46	691
	Structured Asset Mortgage Investments Inc.
738	2007-AR1 2A2	2.693	(c)	01/25/37	425,109
830	2007-AR2 1A2	2.673	(c)	02/25/37	456,002
611	2006-AR2 A2	2.793	(c)	02/25/36	337,231
371	2006-AR1 2A2	2.793	(c)	02/25/36	207,069
	Washington Mutual Mortgage Pass-Through Certificates
758	2007-0A1 A1B	2.683	(c)	02/25/47	525,384
426	2005-AR13 A1A2	4.978	(c)	10/25/45	333,435
614	2006-AR4 1A1B	4.734	(c)	05/25/46	394,288
432	2005-AR15 A1B3	2.823	(c)	11/25/45	278,659
659	2006-AR6 2A	4.488	(c)	08/25/46	475,659
961	2006-AR9 1A	4.528	(c)	08/25/46	735,493
400	2005-AR13 A1B3	2.843	(c)	10/25/45	251,234
346	2005-AR8 2AB3	2.843	(c)	07/25/45	223,359
730	2006-AR2 A1A	4.468	(c)	04/25/46	526,812
777	2007-0A1 CA1B	2.683	(c)	12/25/46	432,080
1,851	2004-AR10 X (IO)	2.588	(c)	07/25/44	30,648
2,645	2004-AR12 X (IO)	2.598	(c)	10/25/44	42,981
1,064	2004-AR8 X (IO)	2.647	(c)	06/25/44	18,626
	Total Private Issues				23,306,821
	Total Collateralized Mortgage Obligations (Cost $38,995,569)				24,579,641
	Commercial Mortage-Backed Securities (0.9%)
265	Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622	(c)	12/10/49	262,761
684	JPMorgan Chase 2007-LD11 A1	5.651	(c)	06/15/49	684,171
	Total Commercial Mortage-Backed Securities (Cost $951,059)				946,932
	Asset-Backed Securities (16.0%)
275	Ameriquest Mortgage Securities Inc. 2004-R7 M5	3.633	(c)	08/25/34	142,401
1,475	Bank of America Credit Card Trust 2007-A13 A13	2.691	(c)	04/16/12	1,470,113
1,011	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,022,382
1,400	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,421,263

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$700	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02%		09/15/11	$710,791
469	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	472,750
550	CNH Equipment Trust 2007-B A3A	5.40		10/17/11	557,413
282	CNH Equipment Trust 2006-B A3	5.20		06/15/10	283,724
164	Credit-Based Asset Servicing 2006-CB6 A21	2.433	(c)	07/25/36	162,211
975	DaimlerChrysler Auto Trust 2007-A A3A	5.00		02/08/12	988,299
1,019	Ford Credit Auto Owner Trust 2006-B A3	5.26		10/15/10	1,028,974
1,175	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	1,194,200
257	GE Equipment Small Ticket LLC 2005-2A A3 - 144A (b)	4.88		10/22/09	258,096
838	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	846,114
710	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	715,994
413	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	409,590
553	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	555,644
625	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (b)	4.93		02/25/10	622,038
118	Honda Auto Receivables Owner Trust 2005-5 A3	4.61		08/17/09	117,882
218	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	218,669
975	Hyundai Auto Receivables Trust 2007-A A3A	5.04		01/17/12	992,796
186	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	185,974
418	Nationstar Home Equity Loan Trust 2007-C 2AV1	2.543	(c)	06/25/37	394,099
850	Nissan Auto Receivable Owner Trust 2007-B A3	5.03		05/16/11	864,107
207	USAA Auto Owner Trust 2005-3 A3	4.55		02/16/10	207,760
900	USAA Auto Owner Trust 2007-2 A3	4.90		02/15/12	912,079
17	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	16,583
	Total Asset-Backed Securities (Cost $16,770,514)				16,771,946
	U.S. Government Agencies (7.8%)
5,400	Federal National Mortgage Assoc.	4.375		03/15/13	5,463,261
2,650	Federal Home Loan Mortgage Corp.	5.125		11/17/17	2,727,566
	Total U.S. Government Agencies (Cost $8,405,680)				8,190,827
	U.S. Government Agencies - Mortgage-Backed Securities (7.6%)
354	Federal Home Loan Mortgage Corp.	7.50		02/01/27 - 08/01/32	382,329
577	Federal Home Loan Mortgage Corp. ARM	4.348		10/01/33	580,216
555	Federal Home Loan Mortgage Corp. ARM	4.359		07/01/35	555,585
155	Federal Home Loan Mortgage Corp. ARM	5.395		07/01/34	157,364
232	Federal Home Loan Mortgage Corp. ARM	6.006		08/01/34	236,912
633	Federal National Mortgage Assoc.	6.50		01/01/32 - 11/01/33	656,768

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$896	Federal National Mortgage Assoc.	7.00%	11/01/24 - 01/01/34	$946,669
1,002	Federal National Mortgage Assoc.	7.50	03/01/24 - 08/01/32	1,078,990
600	Federal National Mortgage Assoc.	7.00	(d)	629,063
274	Federal National Mortgage Assoc. ARM	4.093	05/01/35	275,644
562	Federal National Mortgage Assoc. ARM	4.602	05/01/35	569,839
558	Federal National Mortgage Assoc. ARM	4.766	07/01/35	564,489
522	Federal National Mortgage Assoc. ARM	5.075	04/01/35	524,525
129	Federal National Mortgage Assoc. ARM	5.142	07/01/34	128,800
63	Federal National Mortgage Assoc. ARM	5.301	06/01/34	63,225
370	Federal National Mortgage Assoc. ARM	5.343	05/01/35	378,010
162	Federal National Mortgage Assoc. ARM	5.679	04/01/35	162,760
103	Federal National Mortgage Assoc. ARM	6.221	09/01/34	104,476
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $7,949,989)			7,995,664
NUMBER OF CONTRACTS
	Call Options Purchased (0.1%)
107	90 day Euro $ Futures September/2009 @ $96.75 (Cost $92,571)			98,306
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (13.8%)
	U.S. Government Obligations (g) (0.2%)
$160	U.S. Treasury Bills (e) (Cost $159,281)	1.57 - 1.896	10/09/08	159,294

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (h) (13.6%)
14,271	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (f) (Cost $14,270,088)		$14,270,088
	Total Short-Term Investments (Cost $14,429,369)		14,429,382
	Total Investments (Cost $119,915,020) (i)(j)	100.2%	105,175,207
	Liabilities in Excess of Other Assets	(0.1)	(153,958)
	Total Written Options Outstanding	(0.1)	(59,519)
	Net Assets	100.0%	$104,961,730

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of June 30, 2008.

  IO  Interest Only Security.

  MTN  Medium Term Note.

  PC  Participation Certificate.

  PO  Principal Only Security. No rate exists for a principal only security.

  (a)  Amount is less than one thousand.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  Floating rate security, rate shown is the rate in effect at June 30, 2008.

  (d)  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (e)  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $137,124.

  (f)  May include cash designated as collateral in connection with open swap contracts.

  (g)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (h)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (i)  Securities have been designated as collateral in an amount equal to $56,383,409 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

  (j)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $419,822 and the aggregate gross unrealized depreciation is $15,159,635 resulting in net unrealized depreciation of $14,739,813.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Options Written at June 30, 2008:

NUMBER OF CONTRACTS	DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	PREMIUM	VALUE
107	Call Options on 90 DAY EURO$ FUTURE	$97.25	September 2009	$53,217	$59,519

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
42	Long	U.S. Treasury Notes 10 Year, September 2008	$4,784,719	$5,151
2	Long	U.S. Treasury Bonds 20 Year, September 2008	231,188	3,201
39	Short	U.S. Treasury Notes 5 Year, September 2008	(4,311,633)	(13,699)
204	Short	U.S. Treasury Notes 2 Year, September 2008	(43,085,437)	(4,046)
Net Unrealized Depreciation				$(9,393)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at June 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A. New York		$9,300	Fixed Rate 4.211%	Floating Rate 2.68%#	June 3, 2013	$(17,484)
Bank of America, N.A. New York		963	Fixed Rate 5.56	Floating Rate 0.00#	February 19, 2018	13,212
Bank of America, N.A. New York		800	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(3,456)
Bank of America, N.A. New York		890	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(6,613)
Citigroup Inc.		2,600	Fixed Rate 2.90	Floating Rate 2.646#	February 28, 2010	(22,386)
Deutsche Bank AG, New York	EUR	4,645	Fixed Rate 5.268	Floating Rate 5.13†	July 3, 2023	(11,263)
Deutsche Bank AG, New York		$36,685	Fixed Rate 2.075	Floating Rate 0.00#	June 17, 2009	(71,132)
Deutsche Bank AG, New York		2,700	Fixed Rate 4.55	Floating Rate 2.92#	October 23, 2009	41,418
Deutsche Bank AG, New York		2,700	Fixed Rate 4.427	Floating Rate 2.758#	November 8, 2009	37,692
Goldman Sachs Group Inc,		2,700	Fixed Rate 4.642	Floating Rate 2.691#	September 11, 2009	42,498
Goldman Sachs Group Inc,		2,770	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	44,708
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.391	Floating Rate 2.672#	June 6, 2009	56,028
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.486	Floating Rate 2.776#	June 14, 2009	59,136
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.365	Floating Rate 2.671#	June 28, 2009	58,128
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.358	Floating Rate 2.71#	July 13, 2009	59,808
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.078	Floating Rate 2.873#	August 1, 2009	53,144
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.794	Floating Rate 2.803#	September 20, 2009	47,655
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.783	Floating Rate 2.734#	October 18, 2009	49,518
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.385	Floating Rate 2.913#	October 29, 2009	35,721
JPMorgan Chase N.A. New York		2,600	Fixed Rate 4.139	Floating Rate 2.786#	December 12, 2009	27,872
JPMorgan Chase N.A. New York		2,600	Fixed Rate 3.989	Floating Rate 2.776#	December 14, 2009	22,490
JPMorgan Chase N.A. New York		2,600	Fixed Rate 2.785	Floating Rate 2.784#	February 4, 2010	(26,338)
JPMorgan Chase N.A. New York		7,000	Fixed Rate 3.292	Floating Rate 2.644#	May 29, 2010	(30,520)
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.184	Floating Rate 2.677#	June 9, 2013	(8,532)
Bank of America, N.A. New York		1,256	Floating Rate 0.00#	Fixed Rate 5.995	February 19, 2023	(21,880)
Bank of America, N.A. New York		1,025	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(2,880)
Bank of America, N.A. New York		965	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(328)
Deutsche Bank AG, New York		36,685	Floating Rate 0.00##	Fixed Rate 2.41	June 17, 2009	85,586
Deutsche Bank AG, New York	EUR	3,710	Floating Rate 5.13†	Fixed Rate 4.934	July 1, 2018	(3,154)
Goldman Sachs Group Inc,		$3,590	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(66,415)
Net Unrealized Appreciation						$442,233

  EUR  Euro.

  #  Floating rate represents USD-3 Months LIBOR.

  ##  Floating rate represents USD-1 Day OIS.

  †  Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Credit Default Swap Contracts Open at June 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Dow Jones Index	Sell	$1,400	0.35%	June 20, 2012	$(42,666)
Barclays Bank Plc Dow Jones Index	Sell	1,000	0.60	December 20, 2012	(522)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	53	0.43	March 20, 2012	575
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	130	0.43	March 20, 2012	1,403
Net Unrealized Depreciation					$(41,210)

LONG-TERM CREDIT ANALYSIS
AAA	68.7%
AA	12.0
A	9.8
BBB	9.5
	100.0	%*

*  Does not include open long/short futures contracts with an underlying face amount of $52,412,977 with net unrealized depreciation of $9,393. Also does not include open swap contracts with unrealized appreciation of $401,023.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (87.3%)
	Accident & Health Insurance (0.3%)
$945	Travelers Co. Inc.	5.80%	05/15/18	$921,143
	Advertising/Marketing Services (0.2%)
730	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	635,100
	Air Freight/Couriers (1.3%)
3,969	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,137,424
	Airlines (0.6%)
583	America West Airlines, Inc. (Class A)	6.85	07/02/09	577,648
1,374	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,250,332
				1,827,980
	Auto Parts: O.E.M. (0.2%)
855	ArvinMeritor, Inc.	8.75	03/01/12	756,675
	Beverages: Alcoholic (0.7%)
470	Anheuser-Busch Companies, Inc.	5.50	01/15/18	441,575
1,680	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	1,588,000
				2,029,575
	Biotechnology (1.2%)
1,625	Amgen Inc.	5.85	06/01/17	1,603,311
1,970	Biogen Idec Inc.	6.875	03/01/18	2,021,454
				3,624,765
	Broadcasting (0.4%)
1,180	Grupo Televisa S.A. - 144A (Mexico) (a)	6.00	05/15/18	1,153,498
	Cable/Satellite TV (2.2%)
1,090	Comcast Cable Communications, Inc.	6.75	01/30/11	1,129,879
995	Comcast Cable Communications, Inc.	7.125	06/15/13	1,050,066
1,880	Comcast Corp.	6.50	01/15/15	1,911,578
275	DIRECTV Holdings/Finance	6.375	06/15/15	259,188
1,230	DIRECTV Holdings/Finance - 144A (a)	7.625	05/15/16	1,217,700
895	EchoStar DBS Corp.	6.375	10/01/11	865,913
425	EchoStar DBS Corp.	6.625	10/01/14	394,188
				6,828,512
	Chemicals: Agricultural (0.2%)
480	Monsanto Co.	5.125	04/15/18	471,637

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Computer Processing Hardware (0.7%)
$1,665	Dell Inc. 144A (a)	5.65%	04/15/18	$1,609,645
635	Hewlett-Packard Co.	5.50	03/01/18	623,075
				2,232,720
	Data Processing Services (0.3%)
1,035	FISERV, Inc.	6.80	11/20/17	1,048,843
	Department Stores (0.5%)
1,200	Federated Department Stores, Inc.	6.625	09/01/08	1,201,421
415	General Electrics Cap Corp.	5.625	05/01/18	402,073
				1,603,494
	Discount Stores (0.1%)
330	Target Corp.	6.50	10/15/37	318,465
	Drugstore Chains (1.1%)
150	CVS Caremark Corp.	5.75	06/01/17	147,786
1,180	CVS Corp.	5.75	08/15/11	1,209,895
2,197	CVS Lease Pass-Through - 144A (a)	6.036	12/10/28	2,046,025
				3,403,706
	Electric Utilities (8.8%)
1,610	AES Corp. - 144A (a)	8.00	06/01/20	1,561,700
3,090	Arizona Public Service Co.	5.80	06/30/14	2,939,526
670	CenterPoint Energy Resources, Corp.	6.25	02/01/37	596,351
375	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	401,837
65	CMS Energy Corp.	6.30	02/01/12	64,737
1,070	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	1,105,118
120	Detroit Edison Co.	5.20	10/15/12	121,039
2,170	Duquesne Light Co. (Series O)	6.70	04/15/12	2,271,855
1,650	E.ON International Finance BV (Netherlands)	5.80	04/30/18	1,621,651
910	Enel Finance International - 144A (a)	5.70	01/15/13	921,155
1,780	Exelon Corp.	6.75	05/01/11	1,829,813
365	Florida Power Corp.	5.80	09/15/17	374,299
1,735	Isreal Electric Corp. Ltd - 144A (Isreal) (a)	7.25	01/15/19	1,774,267
895	Nevada Power Co.	8.25	06/01/11	966,775
1,905	Ohio Edison Co.	6.40	07/15/16	1,903,404
2,205	Ohio Power Company (Series K)	6.00	06/01/16	2,190,771
1,120	Pacific Gas & Electric Co.	5.625	11/30/17	1,117,670
1,025	PPL Energy Supply LLC	6.50	05/01/18	1,002,877
650	Progress Energy Carolinas, Inc.	5.15	04/01/15	649,104

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,015	Public Service Electric & Gas Co. (Series G)	5.125%	09/01/12	$1,026,823
1,325	Texas Eastern Transmission	7.00	07/15/32	1,331,866
985	Union Electric Co.	6.40	06/15/17	984,757
430	Virginia Electric Power Co.	5.95	09/15/17	432,890
				27,190,285
	Electrical Products (0.5%)
1,580	Cooper Industries, Inc.	5.25	11/15/12	1,588,151
	Electronic Components (0.4%)
1,400	Philips Electronics	5.75	03/11/18	1,374,122
	Electronic Equipment/Instruments (0.3%)
855	Xerox Corp.	6.35	05/15/18	845,498
	Electronic Production Equipment (0.5%)
1,725	KLA-Tencor Corp.	6.90	05/01/18	1,694,102
	Finance/Rental/Leasing (2.4%)
895	Capital One Financial Corp.	6.75	09/15/17	888,290
870	Capmark Financial Group	6.30	05/10/17	563,220
2,990	Capmark Financial Group	5.875	05/10/12	2,110,850
1,930	CIT Group, Inc.	5.65	02/13/17	1,333,464
3,000	SLM Corp.	3.08	07/26/10	2,663,580
				7,559,404
	Financial Conglomerates (3.3%)
1,165	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	1,042,068
1,735	Citigroup Inc.	5.875	05/29/37	1,480,030
1,645	Citigroup Inc. (Series E)	8.40	04/29/49	1,565,810
1,845	Citigroup Inc.	5.25	02/27/12	1,822,511
1,745	JPMorgan Chase & Co.	4.75	05/01/13	1,697,700
2,040	JPMorgan Chase & Co.	6.75	02/01/11	2,118,601
635	Prudential Financial, Inc.	6.625	12/01/37	601,280
				10,328,000
	Food Retail (0.7%)
1,400	Delhaize America, Inc.	9.00	04/15/31	1,652,444
610	Kroger Co.	5.00	04/15/13	600,643
				2,253,087
	Food: Major Diversified (1.3%)
925	ConAgra Foods, Inc.	7.00	10/01/28	954,855
1,040	ConAgra Foods, Inc.	8.25	09/15/30	1,208,026

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$290	Kraft Foods Inc.	6.125%		08/23/18	$281,364
1,495	Kraft Foods Inc.	6.00		02/11/13	1,511,935
					3,956,180
	Food: Meat/Fish/Dairy (0.3%)
290	Pilgrim's Pride Corp.	7.625		05/01/15	239,975
800	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	800,000
					1,039,975
	Foods & Beverages (0.3%)
975	Dr Pepper Snapple Group - 144A (a)	6.82		05/01/18	980,759
	Gas Distributors (2.5%)
650	DCP Midstream LLC	6.75		09/15/37	617,611
1,000	Equitable Resources Inc.	6.50		04/01/18	1,003,232
965	NiSource Finance Corp	6.80		01/15/19	948,080
1,870	NiSource Finance Corp.	3.208	(d)	11/23/09	1,818,498
1,700	NiSource Finance Corp.	7.875		11/15/10	1,763,871
1,730	Questar Market Resources	6.80		04/01/18	1,693,315
					7,844,607
	Home Building (0.1%)
290	Pulte Homes, Inc.	6.375		05/15/33	226,200
	Home Improvement Chains (1.6%)
1,780	Home Depot Inc.	5.40		03/01/16	1,636,986
3,345	Home Depot Inc.	2.901	(d)	12/16/09	3,259,151
					4,896,137
	Hospital/Nursing Management (0.1%)
480	Tenet Healthcare Corp.	7.375		02/01/13	453,600
	Hotels/Resorts/Cruiselines (0.3%)
1,130	Starwood Hotels & Resorts	6.75		05/15/18	1,067,534
	Industrial Conglomerates (3.3%)
9,930	General Electric Co.	5.25		12/06/17	9,563,464
785	Honeywell International Inc.	5.30		03/01/18	774,735
					10,338,199
	Industrial Specialties (0.2%)
640	Cox Communications Inc.	6.25		06/01/18	625,900

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Insurance Brokers/Services (1.5%)
$1,500	Farmers Exchange Capital - 144A (a)	7.05%	07/15/28	$1,374,656
3,105	Farmers Insurance Exchange - 144A (a)	8.625	05/01/24	3,254,624
				4,629,280
	Integrated Oil (0.9%)
1,450	Marathon Oil Corp.	6.00	10/01/17	1,444,255
1,590	Petro-Canada (Canada)	5.95	05/15/35	1,401,401
				2,845,656
	Investment Banks/Brokers (6.7%)
1,060	Bear Stearns Companies Inc. (The)	7.25	02/01/18	1,108,089
1,310	Bear Stearns Companies Inc. (The)	5.55	01/22/17	1,212,743
1,215	Bear Stearns Companies Inc. (The)	6.40	10/02/17	1,202,720
4,165	Goldman Sachs Group Inc. (The)	6.15	04/01/18	4,047,993
4,950	Goldman Sachs Group Inc. (The)	6.75	10/01/37	4,541,640
1,260	Lehman Brothers Holdings, Inc.	5.75	01/03/17	1,113,708
1,485	Lehman Brothers Holdings, Inc.	6.50	07/19/17	1,376,080
3,730	Lehman Brothers Holdings, Inc.	6.875	07/17/37	3,219,937
1,195	Merrill Lynch & Co., Inc.	5.45	02/05/13	1,128,245
1,930	Merrill Lynch & Co., Inc. (Series MTN)	6.875	04/25/18	1,840,031
				20,791,186
	Major Banks (6.1%)
2,075	Bank of America Corp.	5.65	05/01/18	1,940,756
1,865	Bank of America Corp.	5.75	12/01/17	1,754,558
1,500	Bank of America Corp.	4.875	09/15/12	1,474,512
970	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	946,561
545	Barclays Bank Plc - 144A (United Kingdom) (a)	6.05	12/04/17	535,151
3,950	Credit Suisse New York (Switzeland)	6.00	02/15/18	3,810,348
1,675	HBOS Plc - 144A (a)	6.75	05/21/18	1,604,740
1,660	HSBC Finance Corp.	6.75	05/15/11	1,726,237
1,800	Huntington National Bank (Series T)	4.375	01/15/10	1,672,519
760	PNC Bank NA	6.00	12/07/17	720,701
1,580	Popular North America, Inc. (Series F)	5.65	04/15/09	1,565,006
1,370	Wachovia Bank NA	5.85	02/01/37	1,093,859
				18,844,948
	Major Telecommunications (7.0%)
4,470	AT&T Corp.	8.00	11/15/31	5,146,119
650	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	747,748

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,335	France Telecom S.A. (France)	8.50%		03/01/31	$2,834,200
2,040	SBC Communications, Inc.	6.15		09/15/34	1,912,086
2,005	Sprint Capital Corp.	8.75		03/15/32	1,914,374
520	Sprint Nextel Corp.	6.00		12/01/16	447,906
3,645	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	3,597,312
2,145	Telefonica Europe BV (Netherlands)	8.25		09/15/30	2,469,075
2,765	Verizon Communications	5.50		02/15/18	2,635,192
					21,704,012
	Managed Health Care (0.6%)
2,020	Unitedhealth Group Inc.	6.00		02/15/18	1,957,521
	Media Conglomerates (4.1%)
1,050	News America Inc.	6.65		11/15/37	1,028,509
345	Thomson Reutres Corp.	6.50		07/15/18	344,411
1,410	Time Warner Cable Inc	6.75		07/01/18	1,421,907
2,690	Time Warner, Inc.	2.915		11/13/09	2,614,954
1,905	Time Warner, Inc.	5.875		11/15/16	1,799,229
2,320	Viacom, Inc.	6.875		04/30/36	2,185,171
3,335	Vivendi - 144A (France) (a)	6.625		04/04/18	3,316,137
					12,710,318
	Medical Specialties (2.1%)
1,860	Baxter International	5.375		06/01/18	1,841,564
1,471	Covidien International Finance	6.00		10/15/17	1,491,420
3,135	Hospira, Inc.	3.176	(d)	03/30/10	3,040,727
					6,373,711
	Miscellaneous (0.6%)
1,675	Oracle Corp.	5.75		04/15/18	1,676,668
	Motor Vehicles (0.8%)
1,015	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	1,176,729
1,135	Harley-Davidson Funding - 144A (a)	6.80		06/15/18	1,123,417
					2,300,146
	Multi-Line Insurance (2.0%)
2,625	AIG SunAmerica Global Financing VI - 144A (a)	6.30		05/10/11	2,667,567
3,710	American General Finance Corp. (Series H)	4.625		09/01/10	3,596,474
					6,264,041
	Oil & Gas Pipelines (3.2%)
1,019	Colorado Interstate Gas Co.	6.80		11/15/15	1,045,958
1,265	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	1,240,809
400	GAZ Capital SA - 144A (Luxembourg) (a)	6.51		03/07/22	360,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$955	Kinder Morgan Energy Partners, L.P.	5.85%	09/15/12	$963,911
2,465	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	2,206,175
2,195	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	2,095,169
1,085	Trans-Canada Pipelines	6.20	10/15/37	997,762
860	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	956,750
				9,866,534
	Oil & Gas Production (1.2%)
860	Chesapeake Energy Corp.	7.625	07/15/13	866,450
1,220	Encana Corp.	6.50	02/01/38	1,210,726
445	Newfield Exploration Co.	7.125	05/15/18	423,863
480	Plains Exploration & Production Co.	7.625	06/01/18	482,400
810	XTO Energy, Inc.	5.50	06/15/18	774,988
				3,758,427
	Oil Refining/Marketing (0.3%)
995	Marathon Oil Corp.	5.90	03/15/18	985,145
	Oilfield Services/Equipment (0.4%)
70	Weatherford International Inc.	6.00	03/15/18	69,210
1,035	Weatherford International Inc.	6.35	06/15/17	1,050,107
				1,119,317
	Other Metals/Minerals (1.1%)
2,435	Brascan Corp. (Canada)	7.125	06/15/12	2,460,964
1,050	Rio Tinto Finance (USA) Ltd. (Australia)	6.50	07/15/18	1,055,108
				3,516,072
	Paper & Forest Products (0.5%)
1,470	Nine Dragons Paper Holdings Ltd. - 144A (a)	7.875	04/29/13	1,444,687
	Pharmaceuticals: Major (1.1%)
2,205	Glaxosmithkline Cap Inc.	5.65	05/15/18	2,200,694
990	Wyeth	5.45	04/01/17	978,069
305	Wyeth	5.50	02/15/16	307,009
				3,485,772
	Property - Casualty Insurers (2.5%)
1,145	ACE INA Holdings Inc.	5.60	05/15/15	1,104,231
1,680	Berkshire Hathaway Finance - 144A (a)	5.40	05/15/18	1,682,268
290	Chubb Corp.	5.75	05/15/18	281,592
2,500	Mantis Reef Ltd. - 144A (Cayman Islands) (a)	4.692	11/14/08	2,490,648
2,045	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	1,924,216
				7,482,955

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Railroads (0.6%)
	$1,835	Union Pacific Corp.	5.45%	01/31/13	$1,841,734
		Real Estate Development (0.4%)
	1,127	World Financial Properties - 144A (a)	6.91	09/01/13	1,127,170
	144	World Financial Properties - 144A (a)	6.95	09/01/13	143,323
					1,270,493
		Restaurants (0.6%)
	1,750	Tricon Global Restaurants, Inc.	8.875	04/15/11	1,892,742
		Savings Banks (3.6%)
	500	Household Finance Corp.	4.125	11/16/09	496,850
	1,140	Household Finance Corp.	6.375	10/15/11	1,166,787
	1,915	Household Finance Corp.	8.00	07/15/10	2,003,454
	4,655	Sovereign Bancorp, Inc.	2.829	03/23/10(d)	4,163,525
	3,630	Washington Mutual Inc.	8.25	04/01/10	3,213,784
					11,044,400
		Services to the Health Industry (0.6%)
	1,830	Medco Health Solutions	7.125	03/15/18	1,903,769
		Steel (0.7%)
	1,400	Arcelormittal - 144A (Luxembourg) (a)	6.125	06/01/18	1,370,662
	710	Evraz Group SA - 144A (Luxembourg) (a)	9.50	04/24/18	715,325
					2,085,987
		Telecommunication Equipment (0.1%)
	290	Corning Inc.	7.25	08/15/36	295,054
		Tobacco (0.9%)
	1,900	Philip Morris International Inc.	5.65	05/16/18	1,850,167
	795	Reynolds American Inc.	6.50	07/15/10	810,900
					2,661,067
		Wireless Telecommunications (0.2%)
	660	VIP Finance (Vimpelcom) - 144A (Ireland) (a)	9.125	04/30/18	650,294
		Total Corporate Bonds (Cost $280,081,851)			270,657,213
		Foreign Government Obligations (0.8%)
MXN	18,385	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50	12/18/14	1,825,469
	$659	Republic of Argentina (Argentina)	8.28	12/31/33	505,432
		Total Foreign Government Obligations (Cost $2,378,045)			2,330,901

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (0.8%)
$1,250	Capital One Multi-Asset Execution 2007-A7 A7	5.75%		07/15/20	$1,223,779
1,375	Discover Master Card Trust 2007-A1 A1	5.65		03/16/20	1,322,523
	Total Asset-Backed Securities (Cost $2,622,110)				2,546,302
NUMBER OF SHARES
	Convertible Preferred Stock (0.1%)
	Finance/Rental/Leasing
8,500	Fannie Mae 2008-1 $4.375 (Cost $425,000)				325,550
PRINCIPAL AMOUNT IN THOUSANDS
	Collateralized Mortgage Obligations (0.2%)
$1,066	American Home Mortgage Assets 2007-5 A3	2.783	(d)	06/25/47	413,549
993	Countrywide Alternative Loan Trust 2005-51 B1	3.482	(d)	11/20/35	59,577
647	Countrywide Alternative Loan Trust 2005-81 M1	3.183	(d)	02/25/37	49,665
500	Countrywide Alternative Loan Trust 2006-0A16 M4	3.003	(d)	10/25/46	22,188
550	Harborview Mortgage Loan Trust 2006-8 B4	3.031	(d)	08/21/36	29,906
900	Lehman XS Trust 2007-4N M4	3.483	(d)	03/25/47	31,506
498	Luminent Mortgage Trust 2006-5 B1	2.843	(d)	07/25/36	29,566
975	Master Adjustable Rate Mortgages Trust 2007-3 1M1	3.333	(d)	05/25/47	24,375
	Total Collateralized Mortgage Obligations (Cost $4,821,318)				660,332
	U.S. Government Agency - Mortgage-Backed Security (0.0%)
3	Federal Home Loan Mortgage Corp. (Cost $3,096)	6.50		12/01/28	3,104
	Short-Term Investments (9.2%)
	U.S. Government Obligations (e) (1.5%)
4,710	U.S. Treasury Bills (b) (Cost $4,689,676)	1.545 - 1.60			4,689,216

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (f) (7.7%)
23,986	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (c) (Cost $23,985,624)		$23,985,624
Total Short-Term Investments (Cost $28,675,300)			28,674,840
Total Investments (Cost $319,006,720) (g)(h)		98.4%	305,198,242
Other Assets in Excess of Liabilities		1.6	4,820,589
Net Assets		100.0%	$310,018,831

  MXM  Mexican New Peso

  MTN  Medium Term Note.

  (a)  Resale is restricted to qualified institutional investors.

  (b)  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,251,527.

  (c)  May includes cash designated as collateral in connection with open swap contracts.

  (d)  Floating rate security. Rate shown is the rate in effect at June 30, 2008.

  (e)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (f)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class

  (g)  Securities have been designated as collateral in an amount equal to $190,684,779 in connection open futures contracts and open swap contracts.

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $891,988 and the aggregate gross unrealized depreciation is $14,700,466, resulting in net unrealized depreciation $13,808,478.

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
135	Long	U.S. Treasury Notes 2 Year, September 2008	$28,512,421	$(31,210)
196	Long	Interest Rate Swap Futures 5 Year, September 2008	21,033,250	186,199
133	Short	U.S. Treasury Notes 5 Year, September 2008	(14,703,774)	(201,878)
90	Short	U.S. Treasury Bonds 20 Year, September 2008	(10,403,438)	(11,652)
891	Short	U.S. Treasury Notes 10 Year, September 2008	(101,504,395)	(320,789)
Net Unrealized Depreciation				$(379,330)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at June 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A. New York		$55,000	Fixed Rate 4.556%	Floating Rate 2.814%#	June 17, 2013	$721,601
Bank of America, N.A. New York		5,600	Fixed Rate 4.429	Floating Rate 2.802#	June 24, 2013	41,552
Bank of America, N.A. New York		6,968	Fixed Rate 5.55	Floating Rate 0.00#	February 22, 2018	92,883
Bank of America, N.A. New York		22,760	Fixed Rate 5.638	Floating Rate 0.00#	March 7, 2018	370,760
Bank of America, N.A. New York		6,590	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(28,469)
Bank of America, N.A. New York		4,970	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(36,927)
Citibank Capital Market		8,000	Fixed Rate 5.448	Floating Rate 2.734#	August 9, 2017	485,840
Citigroup Inc.		16,500	Fixed Rate 5.275	Floating Rate 2.92#	October 25, 2037	766,260
Deutsche Bank AG, New York		75,550	Fixed Rate 5.389	Floating Rate 2.638#	May 25, 2017	4,273,864
Deutsche Bank AG, New York		11,600	Fixed Rate 5.429	Floating Rate 2.644#	May 29, 2017	690,432
Deutsche Bank AG, New York	EUR	10,230	Fixed Rate 5.268	Floating Rate 5.13##	July 3, 2023	(24,804)
JPMorgan Chase N.A. New York		$7,800	Fixed Rate 5.448	Floating Rate 2.644#	May 29, 2017	475,410
JPMorgan Chase N.A. New York		21,200	Fixed Rate 5.454	Floating Rate 2.676#	June 4, 2017	1,299,984
Merrill Lynch & Co Inc.		6,630	Fixed Rate 5.00	Floating Rate 0.00#	April 15, 2018	(45,150)
Bank of America, N.A. New York		8,712	Floating Rate 0.00#	Fixed Rate 5.958	February 22, 2023	(142,615)
Bank of America, N.A. New York		29,260	Floating Rate 0.00#	Fixed Rate 6.04	March 7, 2023	(543,066)
Bank of America, N.A. New York		8,440	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(23,716)
Bank of America, N.A. New York		5,935	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(2,018)
Deutsche Bank AG, New York	EUR	8,165	Floating Rate 5.13##	Fixed Rate 4.934	July 1, 2018	(6,942)
JPMorgan Chase N.A. New York		$11,400	Floating Rate 2.676#	Fixed Rate 4.582	December 4, 2017	57,342
JPMorgan Chase N.A. New York		25,500	Floating Rate 2.804#	Fixed Rate 3.966	March 25, 2018	1,399,440
JPMorgan Chase N.A. New York		38,500	Floating Rate 2.804#	Fixed Rate 3.966	March 25, 2018	2,112,880
Merrill Lynch & Co Inc.		8,340	Floating Rate 0.00#	Fixed Rate 5.395	April 15, 2023	(6,255)
Net Unrealized Appreciation						$11,928,286

  EUR  Euro.

  #  Floating rate represents USD-3 Months LIBOR.

  ##  Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Credit Default Swap Contracts Open at June 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Lehman Brothers Special Financing Inc. ABX He	Buy	$960	0.18%	July 25, 2045	$(77,049)
Credit Suisse International ABX He	Buy	960	0.18	July 25, 2045	(67,454)
Goldman Sachs International American Standard, Inc.	Buy	605	0.50	March 20, 2013	(159)
UBS AG American Standard, Inc.	Buy	1,875	0.50	March 20, 2013	(493)
Goldman Sachs International American Standard, Inc.	Buy	230	0.60	March 20, 2018	924
UBS AG American Standard, Inc.	Buy	1,970	0.60	March 20, 2018	7,912
Credit Suisse International Arrow Electronics, Inc.	Buy	2,140	1.00	March 20, 2015	(15,845)
Lehman Brothers Special Financing Inc. Arrow Electronics, Inc.	Buy	325	1.04	March 20, 2018	(2,760)
Credit Suisse International Arrow Electronics, Inc.	Buy	500	1.11	March 20, 2013	(6,664)
Lehman Brothers Special Financing Inc. Arrow Electronics, Inc.	Buy	2,225	1.40	March 20, 2013	(57,105)
Goldman Sachs International Avalonbay Communities Inc.	Buy	3,275	3.05	March 20, 2013	(189,740)
Merrill Lynch International Carnival Corp.	Buy	1,955	1.50	March 20, 2018	(6,801)
Merrill Lynch International Carnival Corp.	Buy	1,640	1.57	March 20, 2018	(4,663)
Bank of America, N.A. Carnival Corp.	Buy	1,985	1.57	March 20, 2018	(5,643)
Goldman Sachs International Carnival Corp.	Buy	160	1.60	March 20, 2018	(1,224)
Merrill Lynch International Carnival Corp.	Buy	1,085	1.60	March 20, 2018	(8,299)
Bank of America, N.A. Centurytel, Inc.	Buy	905	0.88	September 20, 2017	63,260

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Coca-Cola Enterprises Inc.	Buy	$3,395	0.588%	March 20, 2013	$(23,578)
Lehman Brothers Special Financing Inc. Coca-Cola Enterprises Inc.	Buy	1,520	0.64	March 20, 2013	(13,990)
Goldman Sachs International Chubb Corp.	Buy	3,900	0.10	March 20, 2012	66,374
Goldman Sachs International Dell Inc.	Buy	1,960	0.22	March 20, 2012	21,619
Merrill Lynch International Disney (Walt) Co.	Buy	3,325	0.77	March 20, 2013	(50,866)
Goldman Sachs International Dow Jones Index	Sell	3,360	1.40	December 20, 2012	(76,716)
Goldman Sachs International Dow Jones Index	Sell	3,520	1.40	December 20, 2012	(84,597)
Goldman Sachs International Dow Jones Index	Sell	5,770	1.40	December 20, 2017	(117,871)
Goldman Sachs International Dow Jones Index	Sell	9,160	1.55	June 20, 2013	(27,431)
Citibank, N.A., New York Eaton Corp.	Buy	885	0.82	March 20, 2018	3,267
Merrill Lynch International Eaton Corp.	Buy	1,235	0.92	March 20, 2018	(4,792)
Goldman Sachs International Eaton Corp.	Buy	1,085	0.97	March 20, 2018	(8,317)
Goldman Sachs International Firstenergy Corp.	Buy	3,260	1.25	March 20, 2013	(57,125)
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	1,130	0.45	March 20, 2018	14,587
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	810	0.46	March 20, 2018	9,833
Goldman Sachs International Goodrich Corp.	Buy	1,000	0.47	March 20, 2018	11,371
Bank of America, N.A. Goodrich Corp.	Buy	1,410	0.70	March 20, 2013	(11,621)
Bank of America, N.A. Goodrich Corp.	Buy	965	0.82	March 20, 2018	(14,990)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	$3,900	0.12%	December 20, 2011	$118,677
UBS AG Martin Marietta Materials, Inc.	Buy	1,570	1.73	March 20, 2018	(20,781)
UBS AG Martin Marietta Materials, Inc.	Buy	1,570	1.78	March 20, 2013	(18,107)
Goldman Sachs International Merrill Lynch & Co., Inc.	Buy	645	3.25	March 20, 2013	(16,980)
Bank of America, N.A. Merrill Lynch & Co., Inc.	Buy	1,075	3.25	March 20, 2013	(28,300)
Lehman Brothers Special Financing Inc. Metlife, Inc.	Buy	1,840	2.15	March 20, 2013	(69,309)
Bank of America, N.A. Nordstrom, Inc.	Buy	1,400	1.03	March 20, 2018	17,486
JPMorgan Chase N.A. New York Nordstrom, Inc.	Buy	1,070	1.07	March 20, 2018	10,204
JPMorgan Chase N.A. New York Nordstrom, Inc.	Buy	1,070	1.15	March 20, 2018	3,881
Deutsche Bank AG Pactiv Corp.	Buy	750	1.34	March 20, 2013	(7,929)
Credit Suisse International Pactiv Corp	Buy	2,200	1.35	March 20, 2013	(24,182)
Bank of America, N.A. Pactiv Corp.	Buy	2,200	1.375	March 20, 2013	(26,497)
JPMorgan Chase N.A. New York Pepsi Bottling Group, Inc.	Buy	855	0.58	March 20, 2013	(4,926)
JPMorgan Chase N.A. New York Pepsi Bottling Group, Inc.	Buy	1,165	0.63	March 20, 2013	(9,215)
Citibank, N.A. New York Pitney Bowes Inc.	Buy	2,220	0.48	March 20, 2013	21,165
Goldman Sachs International Prologis	Buy	1,840	2.97	June 20, 2013	(50,298)
Goldman Sachs International Prologis	Buy	1,435	3.33	March 20, 2013	(58,975)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A. Sealed Air Corp.	Buy	$650	1.08%	March 20, 2018	$29,923
Goldman Sachs International Sealed Air Corp.	Buy	1,205	1.08	March 20, 2018	55,473
Bank of America, N.A. Sealed Air Corp.	Buy	900	1.12	March 20, 2018	38,873
Goldman Sachs International Sealed Air Corp.	Buy	585	1.24	March 20, 2018	20,276
JPMorgan Chase N.A. New York SLM Corp.	Sell	955	4.95	March 20, 2013	17,435
Merrill Lynch International SLM Corp.	Sell	955	5.00	March 20, 2013	19,169
Bank of America, N.A. Textron Financial Corp.	Buy	1,065	0.80	March 20, 2018	33,204
UBS AG Textron Financial Corp.	Buy	935	1.00	March 20, 2013	9,006
UBS AG Textron Financial Corp.	Buy	770	1.01	March 20, 2013	7,418
Goldman Sachs International Textron Financial Corp.	Buy	1,845	1.05	March 20, 2013	13,260
UBS AG Textron Financial Corp	Buy	1,820	1.06	March 20, 2013	(20,337)
Bank of America, N.A. Toll Brothers, Inc.	Buy	845	2.25	March 20, 2018	16,355
Bank of America, N.A. Toll Brothers, Inc.	Buy	1,695	2.90	March 20, 2013	2,544
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	400	0.43	March 20, 2012	4,314
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	767	0.43	March 20, 2012	8,268
Goldman Sachs International Union Pacific Corp.	Buy	1,950	0.20	December 20, 2011	25,557
Deutsche Bank AG Washington Mutual	Buy	1,745	5.00	March 20, 2013	64,876
Goldman Sachs International Washington Mutual	Buy	135	6.48	March 20, 2013	(1,272)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A. Yum! Brands, Inc.	Buy	$235	1.18%	March 20, 2013	$(1,694)
Bank of America, N.A. Yum! Brands, Inc.	Buy	1,515	1.25	March 20, 2013	(15,398)
Net Unrealized Depreciation					$(573,482)

LONG-TERM CREDIT ANALYSIS
AAA	12.2%
AA	14.9
A	29.9
BBB	38.5
BB	3.8
B or BELOW	0.7
	100.0	%*

*  Does not include open long/short futures contracts with an underlying face amount of $176,157,278 with net unrealized depreciation of $379,330. Also does not include open swap contracts with unrealized appreciation of $11,354,804.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (97.2%)
	Advertising/Marketing Services (2.4%)
$810	Idearc Inc.	8.00%		11/15/16	$513,337
150	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	130,500
310	Valassis Communications, Inc. (l)	8.25		03/01/15	282,875
					926,712
	Aluminum (1.1%)
440	Novelis, Inc. - (Canada)	7.25		02/15/15	418,000
	Apparel/Footwear (1.4%)
225	Oxford Industries, Inc.	8.875		06/01/11	218,250
330	Phillips-Van Heusen Corp.	7.25		02/15/11	332,475
					550,725
	Apparel/Footwear Retail (0.8%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	330,000
	Auto Parts: O.E.M. (1.0%)
445	ArvinMeritor, Inc. (l)	8.75		03/01/12	393,825
	Beverages: Alcoholic (0.5%)
210	Constellation Brands, Inc.	7.25		05/15/17	197,400
	Broadcasting (1.0%)
260	LIN Television Corp. (l)	6.50		05/15/13	239,200
190	Univision Communications - 144A (a)	9.75		03/15/15	140,600
					379,800
	Building Products (1.9%)
275	Interface Inc.	9.50		02/01/14	286,000
145	Interface Inc.	10.375		02/01/10	152,975
505	Nortek Inc. (l)	8.50		09/01/14	325,725
					764,700
	Cable/Satellite TV (4.0%)
410	Cablevision Systems Corp. (Series B)	7.133	(j)	04/01/09	412,050
125	CCH II/CCH II (l)	10.25		09/15/10	121,562
182	CCH I LLC/CCH I Cap Co. (l)	11.00		10/01/15	135,818
105	CSC Holdings Inc - 144A (a)	8.50		06/15/15	103,687
35	DIRECTV Holdings/Finance	6.375		06/15/15	32,988
300	DIRECTV Holdings/Finance - 144A (a)	7.625		05/15/16	297,000
100	Echostar DBS Corp.	6.375		10/01/11	96,750
330	Echostar DBS Corp.	6.625		10/01/14	306,075
65	Virgin Media Finance plc (United Kingdom)	8.75		04/15/14	61,425
					1,567,355

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Casino/Gaming (5.1%)
$4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)(c)(f)	13.50%		03/01/10	$0
800	Harrah's Operating Co., Inc	5.375		12/15/13	494,000
765	Isle of Capri Casinos (l)	7.00		03/01/14	543,150
555	Las Vegas Sands Corp. (l)	6.375		02/15/15	474,525
7,210	Resort At Summerlin LP/Ras Co. (Series B) (b)(c)(f)	13.00		12/15/07	0
530	Station Casinos, Inc. (l)	6.00		04/01/12	424,000
85	Station Casinos, Inc. (l)	7.75		08/15/16	65,450
					2,001,125
	Chemicals: Agricultural (0.7%)
295	Terra Capital Inc. (Series B)	7.00		02/01/17	290,575
	Chemicals: Major Diversified (0.6%)
290	Westlake Chemical Corp.	6.625		01/15/16	245,050
	Chemicals: Specialty (2.1%)
160	Innophos Holdings Inc. - 144A (a)	9.50		04/15/12	159,200
270	Innophos, Inc.	8.875		08/15/14	271,350
250	Koppers Holdings, Inc.	9.875	(k)	11/15/14	227,500
175	Koppers Industry Inc.	9.875		10/15/13	184,625
					842,675
	Coal (1.5%)
140	Foundation PA Coal Co.	7.25		08/01/14	140,700
460	Massey Energy Co.	6.875		12/15/13	450,800
					591,500
	Containers/Packaging (4.4%)
405	Berry Plastics Holding Corp. (l)	8.875		09/15/14	352,350
160	Berry Plastics Holdings Corp.	10.25		03/01/16	120,800
155	Graham Packaging Company Inc.	8.50		10/15/12	147,638
280	Graham Packaging Company Inc.	9.875		10/15/14	249,200
430	Graphic Packaging International Corp. (l)	9.50		08/15/13	412,800
430	Owens-Illinois, Inc. (l)	7.50		05/15/10	439,675
					1,722,463
	Data Processing Services (0.9%)
345	Sungard Data Systems Inc. (l)	9.125		08/15/13	350,175
	Drugstore Chains (1.5%)
410	Rite Aid Corp.	8.125		05/01/10	416,150
270	Rite Aid Corp.	8.625		03/01/15	180,225
					596,375

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electric Utilities (5.7%)
$270	AES Corp. (The)	7.75%	03/01/14	$267,637
425	AES Corp. (The) - 144A (a)	8.00	06/01/20	412,250
285	Intergen - 144A (a)	9.00	06/30/17	296,400
115	IPALCO Enterprises, Inc.	8.625	11/14/11	120,175
230	Israel Electric Corporation Ltd. - 144A (a)	7.25	01/15/19	235,205
265	Reliant Energy Inc. (l)	7.875	06/15/17	260,363
235	Texas Competitive Electric Holdings LLC - 144A (a)	10.25	11/01/15	231,475
435	Texas Competitive Electric Holdings LLC - 144A (a)	10.25	11/01/15	428,475
				2,251,980
	Electrical Products (1.6%)
120	Balder Electric Co. (l)	8.625	02/15/17	121,200
512	Ormat Funding Corp.	8.25	12/30/20	506,803
				628,003
	Electronic Production Equipment (0.6%)
230	KLA Instruments Corp.	6.90	05/01/18	225,880
	Finance/Rental/Leasing (4.6%)
775	Capmark Financial Group Inc.	5.875	05/10/12	547,127
35	Capmark Financial Group Inc.	6.30	05/10/17	22,658
640	Ford Motor Credit Corp. (l)	7.00	10/01/13	471,780
755	Ford Motor Credit Corp. (l)	7.25	10/25/11	585,496
89	Residential Capital LLC - 144A (a)	8.50	05/15/10	75,205
184	Residential Capital LLC - 144A (a)(l)	9.625	05/15/15	90,160
				1,792,426
	Financial Conglomerates (2.1%)
600	General Motors Acceptance Corp.	6.875	09/15/11	431,426
605	General Motors Acceptance Corp.	6.75	12/01/14	400,034
				831,460
	Financial Services (0.1%)
30	Lender Processing Services, Inc. - 144A (a)	8.125	07/01/16	30,187
	Food Retail (1.3%)
157	CA FM Lease Trust - 144A (a)	8.50	07/15/17	173,533
210	Supervalu Inc. (l)	7.50	05/15/12	213,215
120	Supervalu Inc.	7.50	11/15/14	120,750
				507,498
	Food: Meat/Fish/Dairy (1.7%)
290	Michael Foods Inc. (Series B)	8.00	11/15/13	287,100
480	Pilgrim's Pride Corp. (l)	7.625	05/01/15	397,200
				684,300

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Forest Products (1.1%)
	$120	Crown Americas, Inc.	7.625%	11/15/13	$120,300
EUR	200	Crown Euro Holdings SA (France)	6.25	09/01/11	300,721
					421,021
		Gas Distributors (1.0%)
	$285	DYNEGY Holdings Inc.	7.75	06/01/19	260,775
	130	Equitable Resources, Inc.	6.50	04/01/18	130,420
					391,195
		Home Building (0.1%)
	40	Pulte Homes, Inc.	6.375	05/15/33	31,200
		Home Furnishings (0.8%)
	355	Jarden Corp. (l)	7.50	05/01/17	310,625
		Hospital/Nursing Management (4.7%)
	200	Community Health Systems (l)	8.875	07/15/15	202,250
	255	HCA, Inc. (l)	5.75	03/15/14	213,562
	250	HCA, Inc.	6.25	02/15/13	218,125
	150	HCA, Inc. (l)	6.50	02/15/16	125,625
	200	HCA, Inc.	8.70	02/10/10	204,960
	35	HCA, Inc.	8.75	09/01/10	35,613
	15	HCA, Inc.	9.125	11/15/14	15,375
	210	Sun Healthcare Group Inc.	9.125	04/15/15	211,050
	505	Tenet Healthcare Corp. (l)	7.375	02/01/13	477,225
	130	Tenet Healthcare Corp. (l)	9.875	07/01/14	131,300
					1,835,085
		Industrial Specialties (1.6%)
	560	Johnsondiversy, Inc. (l)	9.625	05/15/12	568,400
	68	UCAR Finance, Inc.	10.25	02/15/12	70,720
					639,120
		Information Technology Services (0.5%)
	215	VANGENT INC	9.625	02/15/15	188,125
		Integrated Oil (0.2%)
	90	Cimarex Energy Co.	7.125	05/01/17	88,875
		Major Telecommunications (1.7%)
	385	Sprint Capital Corp.	6.90	05/01/19	338,451
	370	Sprint Nextel Corp.	6.00	12/01/16	318,702
					657,153
		Media Conglomerates (1.1%)
	491	Canwest Media Inc. (Canada) (l)	8.00	09/15/12	439,446

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Medical Specialties (1.4%)
$475	Fisher Scientific International, Inc.	6.125%	07/01/15	$471,556
65	Invacare Corp.	9.75	02/15/15	65,325
				536,881
	Medical/Nursing Services (3.1%)
330	DaVita Inc.	6.625	03/15/13	318,450
370	FMC Finance III SA	6.875	07/15/17	365,375
505	Fresenius Medical Care Capital Trust	7.875	06/15/11	525,200
				1,209,025
	Miscellaneous (0.4%)
150	Alfa MTN Invest Ltd. - 144A (a)(l)	9.25	06/24/13	150,187
	Miscellaneous Commercial Services (1.3%)
505	Iron Mountain Inc.	8.625	04/01/13	510,050
	Miscellaneous Manufacturing (0.0%)
320	Propex Fabrics Inc.	10.00	12/01/12	4,800
	Motor Vehicles (0.3%)
215	General Motors Corp. (l)	8.375	07/15/33	128,463
	Oil & Gas Pipelines (3.2%)
100	Gaz Capital Sa - 144A (a)	6.51	03/07/22	90,000
375	Pacific Energy Partners/Finance	7.125	06/15/14	378,479
735	Williams Companies, Inc. (The)	7.875	09/01/21	782,775
				1,251,254
	Oil & Gas Production (4.7%)
70	Chaparral Energy Inc.	8.875	02/01/17	61,075
445	Chaparral Energy, Inc.	8.50	12/01/15	388,263
230	Chesapeake Energy Corp.	7.50	09/15/13	231,150
28	Chesapeake Energy Corp.	7.75	01/15/15	29,190
525	Hilcorp Energy/Finance - 144A (a)	7.75	11/01/15	506,625
60	Newfield Exploration Co. (l)	7.125	05/15/18	57,150
250	Opti Canada Inc.	8.25	12/15/14	250,000
65	Plains Exploration & Production Co. (l)	7.625	06/01/18	65,325
265	Sandridge Energy - 144A (a)	8.625	04/01/15	272,950
				1,861,728
	Oilfield Services/Equipment (1.2%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	205,513
250	Helix Energy Solutions - 144A (a)	9.50	01/15/16	257,500
				463,013

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Other Consumer Services (0.3%)
$130	EXPEDIA Inc. - 144A (a)(l)	8.50%		07/01/16	$127,725
	Other Transportation (1.6%)
610	CHC Helicopter Corp. (Canada)	7.375		05/01/14	635,925
	Pharmaceuticals: Major (0.7%)
260	Warner Chilcott Corp.	8.75		02/01/15	265,200
	Pharmaceuticals: Other (0.3%)
110	Axcan Intermediate Holdings - 144A (a)	12.75		03/01/16	110,550
	Precious Metals (0.6%)
240	Freeport-McMoran C & G	8.375		04/01/17	253,594
	Publishing: Books/Magazines (0.7%)
327	Dex Media West/Finance	9.875		08/15/13	295,117
	Pulp & Paper (1.1%)
340	Georgia Pacific Corp. - 144A (a)	7.125		01/15/17	321,300
110	Glatfelter P.H.	7.125		05/01/16	108,350
					429,650
	Real Estate Development (0.6%)
315	Realogy Corp. (l)	10.50		04/15/14	220,500
	Real Estate Investment Trusts (1.5%)
320	Host Marriott LP	6.375		03/15/15	284,800
255	Host Marriott LP (l)	7.125		11/01/13	238,425
60	ProLogis	6.625		05/15/18	59,209
					582,434
	Restaurants (0.6%)
25	Aramark Corp.	6.373	(j)	02/01/15	23,500
75	Aramark Corp.	8.50		02/01/15	73,875
165	Aramark Services Inc.	5.00		06/01/12	145,200
					242,575
	Savings Banks (0.6%)
300	Washington Mutual Pfd - 144A (a)(l)	9.75		10/29/49	236,584
	Semiconductors (0.9%)
410	Freescale Semiconductor	8.875		12/15/14	335,175
	Services to the Health Industry (2.5%)
135	LVB Acquisition Merger Sub, Inc. (l)	10.375		10/15/17	143,775
155	Medco Health Solutions, Inc.	7.125		03/15/18	161,248
270	National Mentor Holdings Inc.	11.25		07/01/14	278,775
345	Omnicare Inc.	6.75		12/15/13	326,025
70	Omnicare Inc.	6.875		12/15/15	65,100
					974,923

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Specialty Stores (0.9%)
	$145	Sonic Automotive, Inc.	8.625%		08/15/13	$134,850
	230	United Auto Group	7.75		12/15/16	202,400
						337,250
		Specialty Telecommunications (2.6%)
	230	American Tower Corp. (l)	7.125		10/15/12	233,450
	310	American Tower Corp. (l)	7.50		05/01/12	314,650
	125	Citizens Communications	6.25		01/15/13	116,562
	98	Panamsat Corp.	9.00		08/15/14	99,348
	148	Qwest Communications International	6.176	(j)	02/15/09	148,000
	125	Windstream Corp. (l)	8.125		08/01/13	125,313
						1,037,323
		Steel (0.5%)
	200	Evraz Group SA - 144A (a)(l)	9.50		04/24/18	201,500
		Telecommunications (1.4%)
	150	Axtel SA (Mexico)	11.00		12/15/13	160,500
	613	Exodus Communications, Inc. (b)(c)(f)	11.625		07/15/10	0
	135	Nordic Tel Company - 144A (a) (Denmark)	8.875		05/01/16	132,975
	4,679	Rhythms Netconnections, Inc. (b)(c)(f)	12.75		04/15/09	0
EUR	110	TDC AS (Denmark)	6.50		04/19/12	166,176
	$100	U.S. West Communications Corp.	5.625		11/15/08	100,250
						559,901
		Water Utilities (0.4%)
	150	Nalco Co. (l)	7.75		11/15/11	150,750
		Wholesale Distributors (1.1%)
	440	RBS Global & Rexnold Corp.	9.50		08/01/14	426,800
		Wireless Telecommunications (1.3%)
	185	VIP Finance (VIMPELCOM) - 144A (a)(l)	9.125		04/30/18	182,283
	300	Wind Acquisition Finance SA - 144A (a) (Luxembourg)	10.75		12/01/15	316,500
						498,783
		Total Corporate Bonds (Cost $57,596,478)				38,159,694
		Government Obligation (0.6%)
MXN	2,360	Mexican Fixed Rate Bonds (Cost $236,562)	9.50		12/18/14	234,327

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (0.3%)
	Finance/Rental/Leasing (0.4%)
$157	American Home Mortgage Assets - 2006-4 1A3	2.793%	10/25/46	$63,367
152	Countrywide Alternative Loan Trust - 2006-0A21 A3	2.762	03/20/47	59,455
100	Master Adjustable Rate Mortgage Trust - 2007-3 1M2	3.583	05/25/47	18,118
	Total Collateralized Mortgage Obligations (Cost $345,462)			140,940
	Senior Loans (0.6%)
	Data Processing Services (0.6%)
118	First Data Corp.	5.231	09/24/14	108,044
16	First Data Corp.	5.551	09/24/14	14,956
119	First Data Corp.	5.552	09/24/14	109,524
	Total Senior Loans (Cost $245,811)			232,524

NUMBER OF SHARES
	Common Stocks (0.1%)
	Casino/Gaming (e)(f) (0.0%)
2,000	Fitzgeralds Gaming Corp. (g)	0
	Food: Specialty/Candy (d)(e)(f) (0.0%)
2,375	SFAC New Holdings Inc. (h)	0
436	SFFB Holdings Inc.	0
		0
	Restaurants (d)(e)(f) (0.1%)
3,374	American Restaurant Group Holdings, Inc.	26,992
92,158	Catalina Restaurant Group (escrow)	922
		27,914
	Specialty Telecommunications (d)(e) (0.0%)
12,688	Birch Telecom Inc. (i)(f)	127
131,683	PFB Telecom NV (Series B) (f)	0
565	XO Holdings, Inc.	232
		359

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Telecommunications (d)(e) (0.0%)
7	Viatel Holdings Bermuda Ltd. (Bermuda)	$7
	Textiles (d)(e)(f) (0.0%)
298,461	U.S. Leather, Inc.	0
	Wireless Telecommunications (0.0%)
521	USA Mobility, Inc. (l)	3,933
	Total Common Stocks (Cost $41,768,430)	32,213
	Convertible Preferred Stocks (0.1%)
	Finance/Rental/Leasing (0.1%)
1,095	Fannie Mae Ser 2008-1 (Cost $54,750)	41,939

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (e) (0.0%)
	Casino/Gaming (f) (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A (a)	03/01/10	0
	Personnel Services (f) (0.0%)
42,250	Comforce Corp. - 144A (a)	12/01/09	0
	Specialty Telecommunications (d) (0.0%)
1,132	XO Holdings, Inc. (Series A)	01/16/10	34
849	XO Holdings, Inc. (Series B)	01/16/10	9
849	XO Holdings, Inc. (Series C)	01/16/10	25
			68
	Total Warrants (Cost $128,405)		68

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (27.7%)
	Securities Held as Collateral on Loaned Securities (27.2%)
	Repurchase Agreements (6.5%)
$515	ABN Amro Bank N.V. (2.70%, dated 06/30/08, due 07/01/08; proceeds $515,143; fully collateralized by U.S. Government Agency security and corporate bond at the date of this Portfolio of Investments as follows: Federal Home Loan Bank 3.0% due 6/11/10; Merck & Co. 4.75% due 03/01/15; valued at $525,687).	$515,104
1,134	Bank of America Securities LLC (2.25% - 2.75% dated 06/30/08, due 07/01/08; proceeds $1,133,983; fully collateralized by U.S. Government Agency security and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 03/01/38; Sempra Energy; Flowserve Corp.; Entergy Corp.; Avnet Inc.; Allied Waste Industries Inc.; Air Products & Chemicals Inc.; Trimble Navigations Ltd.; valued at $1,166,432).	1,133,908
344	Deutsche Bank (2.75%, dated 06/30/08, due 07/01/08; proceeds $343,765; fully collateralized by CSX Corp. common stock at the date of this Portfolio of Investments; valued at $361,105).	343,739
412	Lehman Bothers Inc. (2.70%, dated 06/30/08, due 07/01/08; proceeds $412,114;
fully collateralized by Municipal Bonds at the date of this Portfolio of Investments as follows: Kansas City, Illinois - School District No. 129 Aurora West 4.0% due
02/01/13; Chicago, Illinois - O'Hare International Airport Rev Ref-Gen Airport
Third Lien Ser. B 5.125% due 01/01/14; Metropolitan Transit Authority New York
Rev. Series A & Series F 5.0% due 11/15/25 - 11/15/37; Pleasantville New York
UN Free School District 5.0% due 11/01/22; Guadalupe-Blanco River Authority
Texas Sewer Disposal Facility - EI Du Pont De Nemours & Co. 5.50% due 05/01/29;
Lehman Muni Trust Receipts Various States - Louisville & Jefferson County,
Rhode Island, TRS - Series 06-F10, 144A,; and Sacramento California
Floater Trust - Series P41W Reg. D 4.27% due 08/15/33; Becker Minn Pollution
Control Rev., Rhode Island - TRS Series FP13, 144A 0.0% due 04/01/30;
University of Massachusetts Building Authority Project Rev SR-Series 2.40% - 5.0%
due 05/01/10 - 05/01/27; Puerto Rico Housing Finance Corp. Floater-TRS-Series
	F8J-Reg. D 2.15% due 06/01/21; valued at $420,548).	412,083
124	Merrill Lynch & Co., Inc. (2.65%, dated 06/30/08, due 07/01/08; proceeds $123,634; fully collateralized by corporate bond at the date of this Portfolio of Investments; Qwest Corp. 6.50% due 06/01/17; valued at $126,226).	123,625
	Total Repurchase Agreements (Cost $2,528,459)	2,528,459
NUMBER OF SHARES (000)
	Investment Company (m) (20.7%)
8,139	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (n) (Cost $8,138,969)	8,138,969
	Total Securities Held as Collateral on Loaned Securities (Cost $10,667,428)	10,667,428

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Obligations (o) (0.5%)
$70	U.S. Treasury Bill	1.44 - 1.83%	10/09/08	$69,699
120	U.S. Treasury Bill	1.00	10/09/08	119,467
	Total U.S. Government Obligations (Cost $189,154)			189,166
	Total Short-Term Investments (Cost $10,856,582)			10,856,594
	Total Investments (Cost $111,232,480) (p)(q)		126.6%	49,698,299
	Liabilities In Excess of Other Assets		(26.6)	(10,457,296)
	Net Assets		100.0%	$39,241,003

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Acquired through exchange offer.

  (e)  Non-income producing security.

  (f)  Securities with total market value equal to $28,041 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.

  (g)  Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.

  (h)  Resale is restricted, acquired (06/10/99) at a cost basis of $24.

  (i)  Resale is restricted, acquired (between 03/06/98 and 08/25/98) at a cost basis of $6,473,685.

  (j)  Floating rate security. Rate shown is the rate in effect at June 30, 2008.

  (k)  Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.

  (l)  All or a portion of this security was on loan at June 30, 2008.

  (m)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class.

  (n)  Includes cash in the amount of $40,000 designated as collateral in connection with open swap contracts.

  (o)  All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $113,960.

  (p)  Securities have been designated as collateral in the amount equal to $17,882,413 in connection with open forward foreign currency, futures and swap contracts.

  (q)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $436,117 and the aggregate gross unrealized depreciation is $61,970,298, resulting in net unrealized depreciation of $61,534,181.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
17	Long	U.S. Treasury Note 2 Year, September 2008	$3,590,453	$(3,955)
3	Short	U.S. Treasury Note 5 Year, September 2008	(331,664)	(155)
14	Short	U.S. Treasury Bond 20 Year, September 2008	(1,618,313)	(6,701)
70	Short	U.S. Treasury Note 10 Year, September 2008	(7,974,532)	(466)
Total Unrealized Depreciation				$(11,277)

Credit Default Swap Contracts Open at June 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Lehman Brothers, Inc. ABX	Buy	$75	0.18%	July 25, 2045	$(6,019)
Credit Suisse ABX	Buy	75	0.18	July 25, 2045	(5,270)
UBS Securities American Standard Inc.	Buy	235	0.50	March 20, 2013	(62)
Goldman Sachs International American Standard Inc.	Buy	80	0.50	March 20, 2013	(21)
UBS Securities American Standard Inc.	Buy	250	0.60	March 20, 2018	1,004
Goldman Sachs International American Standard Inc.	Buy	40	0.60	March 20, 2018	161
Lehman Brothers, Inc. Arrow Electronics, Inc.	Buy	630	1.40	March 20, 2013	(16,169)
Credit Suisse Arrow Electronics, Inc.	Buy	330	1.11	March 20, 2013	(4,398)
Credit Suisse Arrow Electronics, Inc.	Buy	275	1.00	March 20, 2015	(2,036)
Credit Suisse Arrow Electronics, Inc.	Buy	60	1.04	March 20, 2018	(510)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Avalonbay Communities Inc.	Buy	$415	3.05%	March 20, 2013	$(24,043)
Goldman Sachs International Avalonbay Communities Inc.	Buy	375	2.20	June 20, 2013	(8,596)
Bank of America N.A. Carnival Corp.	Buy	255	1.57	March 20, 2018	(725)
Merrill Lynch, Inc. Carnival Corp.	Buy	215	1.57	March 20, 2018	(611)
Merrill Lynch, Inc. Carnival Corp.	Buy	250	1.50	March 20, 2018	(870)
Merrill Lynch, Inc. Carnival Corp.	Buy	140	1.60	March 20, 2018	(1,071)
Goldman Sachs International Coca-Cola Enterprises Inc.	Buy	430	0.587	March 20, 2013	(2,986)
Lehman Brothers, Inc. Coca-Cola Enterprises Inc.	Buy	385	0.64	March 20, 2013	(3,544)
Merrill Lynch, Inc. Disney (Walt) Co.	Buy	630	0.77	March 20, 2013	(9,638)
Goldman Sachs International Dow Jones Index	Sell	240	1.40	December 20, 2012	1,689
Merrill Lynch, Inc. Dow Jones Index	Sell	255	1.40	December 20, 2012	6,668
Lehman Brothers, Inc. Dow Jones Index	Sell	1485	3.75	December 20, 2012	(52,524)
UBS Securities Dow Jones Index	Sell	610	5.00	June 20, 2013	(17,117)
Goldman Sachs International Dow Jones Index	Sell	1070	5.00	June 20, 2013	(600)
Citigroup Global Markets Eaton Corp.	Buy	330	0.82	March 20, 2018	1,218
Goldman Sachs International Eaton Corp.	Buy	145	0.97	March 20, 2018	(1,111)
Merrill Lynch, Inc. Eaton Corp.	Buy	145	0.92	March 20, 2018	(563)
Goldman Sachs International Firstenergy Corp.	Buy	410	1.25	March 20, 2013	(7,184)
Bank of America N.A. Goodrich Corp.	Buy	180	0.70	March 20, 2013	(1,484)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. Goodrich Corp.	Buy	$125	0.82%	March 20, 2018	$(1,942)
Lehman Brothers, Inc. Goodrich Corp.	Buy	100	0.46	March 20, 2018	1,214
Lehman Brothers, Inc. Goodrich Corp.	Buy	140	0.45	March 20, 2018	1,807
Goldman Sachs International Goodrich Corp.	Buy	120	0.47	March 20, 2018	1,365
UBS Securities Martin Marietta Materials, Inc.	Buy	100	1.78	March 20, 2013	(1,153)
UBS Securities Martin Marietta Materials, Inc.	Buy	100	1.73	March 20, 2018	(1,324)
Goldman Sachs International Merrill Lynch Co.	Buy	230	2.45	March 20, 2013	1,166
J.P. Morgan Securities Merrill Lynch Co.	Buy	220	2.30	March 20, 2013	2,410
Lehman Brothers, Inc. Metlife Inc.	Buy	245	2.15	March 20, 2013	(9,229)
Bank of America N.A. Nordstrom, Inc.	Buy	170	1.03	March 20, 2018	2,123
J.P. Morgan Securities Nordstrom, Inc.	Buy	135	1.07	March 20, 2018	1,287
J.P. Morgan Securities Nordstrom, Inc.	Buy	135	1.15	June 20, 2018	490
J.P. Morgan Securities Pepsi Bottling Group, Inc.	Buy	150	0.63	March 20, 2013	(1,187)
J.P. Morgan Securities Pepsi Bottling Group, Inc.	Buy	110	0.58	March 20, 2013	(634)
Credit Suisse Pactiv Corp.	Buy	375	1.35	March 20, 2013	(4,122)
Bank of America N.A. Pactiv Corp.	Buy	375	1.375	March 20, 2013	(4,517)
Deutsche Bank Pactiv Corp.	Buy	125	1.34	March 20, 2013	(1,322)
Goldman Sachs International Prologis	Buy	185	3.33	March 20, 2013	(7,603)
Goldman Sachs International Prologis	Buy	235	2.97	June 20, 2013	(6,424)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Qwest Capital Funding	Sell	$110	3.25%	December 20, 2012	$(6,619)
Goldman Sachs International Sealed Air Corp.	Buy	75	1.24	March 20, 2018	2,600
Goldman Sachs International Sealed Air Corp.	Buy	155	1.08	March 20, 2018	7,136
Bank of America N.A. Sealed Air Corp.	Buy	110	1.12	March 20, 2018	4,751
Bank of America N.A. Sealed Air Corp.	Buy	85	1.08	March 20, 2018	3,913
J.P. Morgan Securities SLM Corp.	Sell	120	4.95	March 20, 2013	2,191
Merrill Lynch, Inc. SLM Corp.	Sell	120	5.00	March 20, 2013	2,409
UBS Securities Textron Financial Corp.	Buy	350	1.06	March 20, 2013	(3,911)
Goldman Sachs International Textron Financial Corp.	Buy	360	1.05	March 20, 2013	2,587
UBS Securities Textron Financial Corp.	Buy	140	1.01	March 20, 2013	1,349
UBS Securities Textron Financial Corp	Buy	180	1.00	March 20, 2013	1,734
Bank of America N.A. Textron Financial Corp	Buy	205	0.80	March 20, 2018	6,391
UBS Securities Toll Brothers, Inc.	Buy	335	2.90	March 20, 2013	503
Bank of America N.A. Toll Brothers, Inc.	Buy	215	2.90	March 20, 2013	323
Bank of America N.A. Toll Brothers, Inc.	Buy	110	2.25	March 20, 2018	2,129
Deutsche Bank Washington Mutual	Buy	225	5.00	June 20, 2013	8,365
Net Unrealized Depreciation					$(148,156)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at June 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.		$857	Fixed Rate 5.550%	Floating Rate 0.000%@	February 22, 2018	$11,424
Bank of America N.A.		2,890	Fixed Rate 5.637	Floating Rate 0.000@	March 7, 2018	47,078
Bank of America N.A.		830	Fixed Rate 5.070	Floating Rate 0.000@	April 14, 2018	(3,586)
Bank of America N.A.		1,525	Fixed Rate 4.982	Floating Rate 0.000@	April 15, 2018	(11,331)
Bank of America N.A.		1,068	Floating Rate 0.000@	Fixed Rate 5.957	February 22, 2023	(17,483)
Bank of America N.A.		3,715	Floating Rate 0.000@	Fixed Rate 6.040	March 7, 2023	(68,950)
Bank of America N.A.		1,065	Floating Rate 0.000@	Fixed Rate 5.470	April 14, 2023	(2,993)
Bank of America N.A.		1,900	Floating Rate 0.000@	Fixed Rate 5.380	April 15, 2023	(646)
Citibank N.A.		2,800	Fixed Rate 5.004	Floating Rate 2.899@	October 31, 2017	75,740
Deutsche Bank AG, New York	EUR	3,945	Fixed Rate 5.268	Floating Rate 5.130©	July 3, 2023	(9,565)
Deutsche Bank AG, New York	EUR	3,150	Floating Rate 4.934©	Fixed Rate 5.130	July 1, 2018	(2,678)
JPMorgan Chase Bank N.A.		$7,000	Fixed Rate 4.902	Floating Rate 2.695@	November 20, 2017	135,520
Net Unrealized Appreciation						$152,530

  @  Floating rate represents USD-3 Months LIBOR.

  ©  Floating rate represents EUR-3 Months EURIBOR.

Forward Foreign Currency Contracts Open at June 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
EUR	300,000	$467,400	July 31, 2008	$(4,156)

Currency Abbreviations:

EUR  Euro.

MXN  Mexican New Peso.

LONG-TERM CREDIT ANALYSIS
A	0.4%
BBB	6.6
BB	20.6
B	49.5
CCC	21.1
NR	1.8
	100.0	%*

*  Does not include open short/long futures contracts with an underlying face amount of $13,514,962 with unrealized depreciation of $11,277, open forward foreign currency contracts with net unrealized depreciation of $4,156 and open swap contracts with unrealized appreciation of $4,374.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Electric Utilities (56.3%)
204,100	AES Corp. (The) (a)	$3,920,761
67,000	Allegheny Energy, Inc. (a)(b)	3,357,370
41,700	Ameren Corp. (b)	1,760,991
67,500	American Electric Power Co., Inc. (b)	2,715,525
197,800	CMS Energy Corp. (b)	2,947,220
52,900	Consolidated Edison, Inc. (b)	2,067,861
47,500	Constellation Energy Group (b)	3,899,750
34,000	Dominion Resources, Inc. (b)	1,614,660
62,700	DPL, Inc. (b)	1,654,026
34,000	DTE Energy Co. (b)	1,442,960
151,032	Duke Energy Corp. (b)	2,624,936
86,300	Edison International (b)	4,434,094
12,200	Entergy Corp. (b)	1,469,856
60,000	Exelon Corp.	5,397,600
62,500	FirstEnergy Corp.	5,145,625
70,300	FPL Group, Inc. (b)	4,610,274
105,200	Northeast Utilities (b)	2,685,756
70,400	NRG Energy, Inc. (a)	3,020,160
47,400	NSTAR (b)	1,603,068
107,300	PG&E Corp. (b)	4,258,737
92,100	PPL Corp.	4,814,067
95,300	Public Service Enterprise Group Inc. (b)	4,377,129
76,900	SCANA Corp. (b)	2,845,300
111,500	Southern Co. (The) (b)	3,893,580
67,000	Wisconsin Energy Corp. (b)	3,029,740
		79,591,046
	Energy (19.8%)
77,600	AGL Resources, Inc. (b)	2,683,408
213,261	Dynegy, Inc. (Class A) (a)(b)	1,823,382
55,800	Equitable Resources, Inc. (b)	3,853,548
85,300	MDU Resources Group, Inc. (b)	2,973,558
52,550	New Jersey Resources Corp. (b)	1,715,758
61,400	Questar Corp. (b)	4,361,856
80,100	Sempra Energy (b)	4,521,645

NUMBER OF SHARES		VALUE
69,116	Spectra Energy Corp. (b)	$1,986,394
100,800	Williams Companies, Inc. (The) (b)	4,063,248
		27,982,797
	Telecommunications (21.3%)
38,800	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	2,046,700
27,300	American Tower Corp. (Class A) (a)	1,153,425
173,921	AT&T Inc.	5,859,398
6,200	China Mobile Ltd. (ADR) (Hong Kong)	415,090
66,000	Citizens Communications Co. (b)	748,440
167,100	Comcast Corp. (Class A) (b)	3,169,887
41,900	Crown Castle International Corp. (a)(b)	1,622,787
16,400	NII Holdings Inc. (a)(b)	778,836
71,400	Rogers Communications, Inc. (Class B) (canada)	2,760,324
25,600	SBA Communications Corp. (a)(b)	921,856
49,500	Telefonica S.A. (Spain)	1,315,552
20,060	Telefonica de Espana S.A. (ADR) (Spain)	1,596,375
21,300	Telus Corp. (Non-Voting) (Canada)	866,664
45,100	TW Telecom Inc. (b)	722,953
151,720	Verizon Communications, Inc.	5,370,888
63,765	Windstream Corp. (b)	786,860
		30,136,035
	Water Utilities (1.1%)
68,000	American Waterworks Co. Inc. (b)	1,508,240
	Total Common Stocks (Cost $80,101,034)	139,218,118

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (24.0%)
	Securities Held as Collateral on Loaned Securities (22.5%)
	Repurchase Agreements (5.3%)
$1,534	ABN Amro Bank N.V. (2.70%, dated 06/30/08, due 07/01/08; proceeds $1,533,766; fully collateralized by U.S. Government Agency security and corporate bond at the date of this Portfolio of Investments as follows: Federal Home Loan Bank 3.0% due 06/11/10; Merck & Co.; 4.75% due 03/01/15 valued at $1,565,162).	$1,533,651
3,376	Bank of America Securities LLC (2.25% - 2.75% dated 06/30/08, due 07/01/08; proceeds $3,376,280; fully collateralized by U.S. Government Agency security and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 03/01/38; Sempra Energy; Flowserve Corp.; Entergy Corp.; Avnet Inc.; Allied Waste Industries Inc.; Air Products & Chemicals Inc.; Trimble Navigations Ltd.; valued at $3,472,893).	3,376,056
1,023	Deutsche Bank (2.75%, dated 06/30/08, due 07/01/08; proceeds $1,031,168; fully collateralized by CSX Corp. common stock at the date of this Portfolio of Investments; valued at $1,075,140).	1,023,436

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$1,227	Lehman Bothers Inc. (2.70%,
dated 06/30/08, due
07/01/08; proceeds
$1,227,013; fully collateralized
by Municipal Bonds at the
date of this Portfolio of
Investments as follows:
Kansas City, Illinois - School
District No. 129
Aurora West 4.0%
due 02/01/13; Chicago,
Illinois - O' Hare International
Airport Rev Ref-Gen Airport
Third Lien Ser. B 5.125%
due 01/01/14; Metropolitan
Transit Authority New York
Rev. Series A & Series F 5.0%
due 11/15/25 - 11/15/37;
Pleasantville, New York - UN
Free School District 5.0%
due 11/01/22;
Guadalupe-Blanco River
Authority Texas Sewer
Disposal Facility - EI Du Pont
De Nemours & Co. 5.50%
due 05/01/29;
Lehman Muni Trust Receipts
Various States - Louisville &
Jefferson County,
Rhode Island, TRS - Series
06-F10, 144A; and
Sacramento California Floater
Trust - Series P41W Reg.
D 4.27% due 08/15/33;
Becker Minn Pollution Control
Rev., Rhode Island - TRS
Series FP13, 144A 0.0%
due 04/01/30;
University of Massachusetts
Building Authority Project
Rev SR-Series 2.40% - 5.0%
due 05/01/10 - 05/01/27;
Puerto Rico Housing Finance
Corp. Floater-TRS-Series
F8J-Reg.D 2.15% due 06/01/21;
	valued at $1,252,123).	$1,226,921

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$368	Merrill Lynch & Co., Inc. (2.65%, dated 06/30/08, due 07/01/08; proceeds $368,103; fully collateralized by corporate bond at the date of this Portfolio of Investments; Qwest Corp 6.50% due 06/01/17; valued at $375,821).	$368,075
	Total Repurchase Agreements (Cost $7,528,139)	7,528,139
NUMBER OF SHARES (000)
	Investment Company (c) (17.2%)
24,233	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $24,232,663)	24,232,663
	Total Securities Held as Collateral on Loaned Securities (Cost $31,760,802)	31,760,802
	Investment Company (c) (1.5%)
2,100	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,100,172)	2,100,172
	Total Short-Term Investments (Cost $33,860,974)	33,860,974

Total Investments (Cost $113,962,008) (d)	122.5%	173,079,092
Liabilities in Excess of Other Assets	(22.5)	(31,827,131)
Net Assets	100.0%	$141,251,961

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  A portion of this security was on loan as of June 30, 2008.

  (c)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,195,102 and the aggregate gross unrealized depreciation is $2,078,018, resulting in net unrealized appreciation of $59,117,084.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Utilities

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	$79,591,046	46.0%
Short-Term Investments	33,860,974	19.5
Telecommunications	30,136,035	17.4
Energy	27,982,797	16.2
Water Utilities	1,508,240	0.9
	$173,079,092	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (57.9%)
	Aerospace & Defense (1.0%)
8,550	Raytheon Co.	$481,194
	Air Freight/Couriers (0.3%)
1,840	FedEx Corp.	144,974
	Airlines (0.2%)
6,500	Continental Airlines, Inc. (Class B) (a)	65,715
3,500	UAL Corp.	18,270
		83,985
	Beverages: Non-Alcoholic (0.8%)
5,440	Coca-Cola Co. (The)	282,771
3,912	Dr Pepper Snapple Group Inc.	82,074
		364,845
	Cable/Satellite TV (0.8%)
20,878	Comcast Corp. (Class A)	396,056
	Chemicals: Major Diversified (2.4%)
12,150	Bayer AG (ADR) (Germany)	1,021,082
3,560	Du Pont (E.I.) de Nemours & Co.	152,689
		1,173,771
	Computer Communications (0.6%)
12,130	Cisco Systems, Inc. (a)	282,144
	Computer Peripherals (0.1%)
4,190	EMC Corp. (a)	61,551
	Computer Processing Hardware (0.8%)
8,701	Hewlett-Packard Co.	384,671
	Department Stores (0.4%)
10,290	MACY*S Inc.	199,832
	Discount Stores (2.7%)
22,880	Wal-Mart Stores, Inc.	1,285,856
	Drugstore Chains (0.1%)
26,280	Rite Aid Corp. (a)	41,785
	Electric Utilities (3.3%)
15,280	American Electric Power Co., Inc.	614,714
2,642	Entergy Corp.	318,308
6,260	FirstEnergy Corp.	515,386
3,780	NRG Energy, Inc. (a)	162,162
		1,610,570

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances (0.5%)
5,130	Sony Corp. (ADR) (Japan)	$224,386
	Finance/Rental/Leasing (0.8%)
4,580	Capital One Financial Corp.	174,086
11,724	Freddie Mac	192,274
		366,360
	Financial Conglomerates (3.1%)
20,336	Citigroup, Inc.	340,831
30,527	JPMorgan Chase & Co.	1,047,381
10,958	Mizuho Financial Group, Inc. (ADR) (Japan)	101,581
		1,489,793
	Food: Major Diversified (2.0%)
2,310	ConAgra Foods Inc.	44,537
11,718	Kraft Foods Inc. (Class A)	333,377
21,500	Unilever N.V. (NY Registered Shares) (Netherlands)	610,600
		988,514
	Food: Specialty/Candy (1.0%)
9,180	Cadbury PLC (ADR) (United Kingdom)	461,938
	Home Improvement Chains (0.3%)
6,910	Home Depot, Inc. (The)	161,832
	Household/Personal Care (1.3%)
4,620	Estee Lauder Companies, Inc. (The) (Class A)	214,599
4,330	Kimberly-Clark Corp.	258,847
2,930	Procter & Gamble Co. (The)	178,173
		651,619
	Industrial Conglomerates (2.5%)
16,430	General Electric Co.	438,517
4,510	Siemens AG (ADR) (Germany)	496,686
6,500	Tyco International Ltd. (Bermuda)	260,260
		1,195,463
	Insurance Brokers/Services (1.7%)
30,340	Marsh & McLennan Companies, Inc.	805,527
	Integrated Oil (3.5%)
3,520	BP PLC (ADR) (United Kingdom)	244,886
2,268	ConocoPhillips	214,077
4,520	Exxon Mobil Corp.	398,348
10,430	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	852,235
		1,709,546

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers (1.0%)
14,903	Charles Schwab Corp. (The)	$306,108
6,205	Merrill Lynch & Co., Inc.	196,761
		502,869
	Life/Health Insurance (0.4%)
13,738	Aegon N.V. (NY Registered Shares) (Netherlands)	180,105
	Major Banks (2.1%)
11,445	Bank of America Corp.	273,192
6,559	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	57,719
7,198	PNC Financial Services Group	411,006
16	Sumitomo Mitsui Financial Group, Inc.	120,394
4,683	SunTrust Banks, Inc.	169,618
		1,031,929
	Major Telecommunications (1.4%)
19,762	Verizon Communications, Inc.	699,575
	Media Conglomerates (5.0%)
35,560	Disney (Walt) Co. (The)	1,109,467
51,504	Time Warner, Inc.	762,259
18,945	Viacom Inc. (Class B) (a)	578,580
		2,450,306
	Medical Specialties (1.1%)
18,950	Boston Scientific Corp. (a)	232,896
6,110	Covidien Ltd. (Bermuda)	292,608
		525,504
	Motor Vehicles (0.5%)
2,835	Harley-Davidson, Inc.	102,797
4,510	Honda Motor Co., Ltd. (ADR) (Japan)	153,475
		256,272
	Multi-Line Insurance (0.4%)
3,179	Hartford Financial Services Group, Inc. (The)	205,268
	Oil & Gas Pipelines (0.5%)
6,590	Williams Companies, Inc. (The)	265,643
	Oil & Gas Production (1.8%)
2,020	Devon Energy Corp.	242,723
6,750	Occidental Petroleum Corp.	606,555
		849,278
	Oilfield Services/Equipment (0.4%)
1,840	Schlumberger Ltd. (Netherlands Antilles)	197,671

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Consumer Services (0.9%)
15,630	eBay Inc. (a)	$427,168
	Packaged Software (0.5%)
4,250	Oracle Corp. (a)	89,250
7,510	Symantec Corp. (a)	145,319
		234,569
	Pharmaceuticals: Major (6.2%)
11,310	Abbott Laboratories	599,091
21,410	Bristol-Myers Squibb Co.	439,547
8,160	Novartis AG (ADR) (Switzerland)	449,126
4,970	Roche Holdings Ltd. (ADR) (Switzerland)	445,660
37,520	Schering-Plough Corp.	738,769
7,060	Wyeth	338,598
		3,010,791
	Precious Metals (0.8%)
7,320	Newmont Mining Corp.	381,811
	Property - Casualty Insurers (1.9%)
8,794	Chubb Corp. (The)	430,994
11,436	St. Paul Travelers Companies, Inc. (The)	496,322
		927,316
	Restaurants (0.4%)
13,430	Starbucks Corp. (a)	211,388
	Semiconductors (0.5%)
11,979	Intel Corp.	257,309
	Specialty Stores (0.3%)
14,062	Office Depot, Inc. (a)	153,838
	Telecommunication Equipment (0.6%)
50,480	Alcatel-Lucent (ADR) (France)	304,899
	Tobacco (1.0%)
7,440	Altria Group, Inc.	152,966
6,410	Philip Morris International Inc.	316,590
		469,556
	Total Common Stocks (Cost $29,084,323)	28,109,277

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Convertible Bonds (18.6%)
	Beverages: Alcoholic (3.0%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	$1,465,500
	Electric Utilities (1.0%)
173	PG&E Corp.	9.50	06/30/10	475,966
	Electronic Production Equipment (2.2%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,094,500
	Household/Personal Care (3.8%)
1,000	Church & Dwight Co. Inc.	5.25	08/15/33	1,828,750
	Internet Retail (0.9%)
400	Amazon.com, Inc.	4.75	02/01/09	430,000
	Precious Metals (2.7%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,298,750
	Semiconductors (2.9%)
1,450	Intel Corp. - 144A (b)	2.95	12/15/35	1,419,188
	Wholesale Distributors (2.1%)
1,200	WESCO International Inc.	1.75	11/15/26	1,009,500
	Total Convertible Bonds (Cost $7,812,132)			9,022,154
	Corporate Bonds (14.8%)
	Broadcasting (2.5%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,217,932
	Building Products (2.6%)
1,200	American Standard, Inc.	8.25	06/01/09	1,238,500
	Home Building (2.4%)
1,200	Toll Corp.	8.25	02/01/11	1,164,000
	Hotels/Resorts/Cruiselines (4.2%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,036,760
	Industrial Specialties (3.1%)
1,500	Buckeye Technologies Inc.	8.50	10/01/13	1,500,000
	Total Corporate Bonds (Cost $7,273,693)			7,157,192

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Convertible Preferred Stocks (6.7%)
	Financial Conglomerates (0.5%)
5,280	Citigroup Inc. (Series T) $3.25	$229,680
	Life/Health Insurance (0.2%)
4,100	MetLife, Inc. $1.5938 (Note 4)	107,461
	Major Banks (0.7%)
260	Bank of America Corp. (Series L) $72.50	230,100
130	Wachovia Corp. Class A (Series L) $75.00	114,579
		344,679
	Motor Vehicles (1.3%)
46,000	General Motors Corp. (Series B) $1.3125	630,200
	Pharmaceuticals: Major (1.6%)
4,000	Schering-Plough Corp. $15.00	766,040
	Real Estate Investment Trusts (0.8%)
9,000	Equity Residential Properties Trust (Series E) $7.00	385,110
	Telecommunication Equipment (1.6%)
1,000	Lucent Technologies Capital Trust I $77.50	760,000
	Total Convertible Preferred Stocks (Cost $4,145,560)	3,223,170
	Investment Trusts/Mutual Funds (1.5%)
21,893	Financial Select Sector SPDR Fund (ETF)	443,552
23,880	iShares MSCI Japan Index Fund (ETF)	298,023
	Total Investment Trusts/Mutual Funds (Cost $940,510)	741,575
NUMBER OF SHARES (000)
	Short-Term Investment (c) (0.4%)
	Investment Company
214	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class ($213,850)	213,850

Total Investments (Cost $49,470,068) (d)	99.9%	48,467,218
Other Assets in Excess of Liabilities	0.1	54,140
Net Assets	100.0%	$48,521,358

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

  ADR  American Depositary Receipt.

  ETF  Exchange Traded Fund.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,116,507 and the aggregate gross unrealized depreciation is $6,119,457, resulting in net unrealized depreciation of $1,002,950.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$3,776,831	7.8%
Household/Personal Care	2,480,369	5.1
Media Conglomerates	2,450,306	5.1
Electric Utilities	2,086,536	4.3
Hotels/Resorts/Cruiselines	2,036,760	4.2
Financial Conglomerates	1,719,473	3.5
Integrated Oil	1,709,546	3.5
Precious Metals	1,680,561	3.5
Semiconductors	1,676,497	3.5
Industrial Specialties	1,500,000	3.1
Beverages: Alcoholic	1,465,500	3.0
Major Banks	1,376,608	2.8
Discount Stores	1,285,856	2.7
Building Products	1,238,500	2.6
Broadcasting	1,217,932	2.5
Industrial Conglomerates	1,195,463	2.5
Chemicals: Major Diversified	1,173,771	2.4
Home Building	1,164,000	2.4
Electronic Production Equipment	1,094,500	2.2
Telecommunication Equipment	1,064,899	2.2
Wholesale Distributors	1,009,500	2.1
Food: Major Diversified	988,514	2.0
Property - Casualty Insurers	927,316	1.9
Motor Vehicles	886,472	1.8
Oil & Gas Production	849,278	1.8
Insurance Brokers/Services	805,527	1.7
Investment Trusts/Mutual Funds	741,575	1.5
Major Telecommunications	699,575	1.4

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Medical Specialties	$525,504	1.1%
Investment Banks/Brokers	502,869	1.0
Aerospace & Defense	481,194	1.0
Tobacco	469,556	1.0
Food: Specialty/Candy	461,938	1.0
Internet Retail	430,000	0.9
Other Consumer Services	427,168	0.9
Cable/Satellite Tv	396,056	0.8
Real Estate Investment Trusts	385,110	0.8
Computer Processing Hardware	384,671	0.8
Finance/Rental/Leasing	366,360	0.8
Beverages: Non-Alcoholic	364,845	0.8
Life/Health Insurance	287,566	0.6
Computer Communications	282,144	0.6
Oil & Gas Pipelines	265,643	0.5
Packaged Software	234,569	0.5
Electronics/Appliances	224,386	0.5
Investment Company	213,850	0.4
Restaurants	211,388	0.4
Multi-Line Insurance	205,268	0.4
Department Stores	199,832	0.4
Oilfield Services/Equipment	197,671	0.4
Home Improvement Chains	161,832	0.3
Specialty Stores	153,838	0.3
Air Freight/Couriers	144,974	0.3
Airlines	83,985	0.2
Computer Peripherals	61,551	0.1
Drugstore Chains	41,785	0.1
	$48,467,218	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Aerospace & Defense (1.8%)
51,926	Northrop Grumman Corp.	$3,473,849
60,100	Raytheon Co.	3,382,428
		6,856,277
	Apparel/Footwear (0.7%)
39,449	V.F. Corp.	2,807,980
	Apparel/Footwear Retail (0.7%)
88,680	Nordstrom, Inc.	2,687,004
	Auto Parts: O.E.M. (0.9%)
39,740	Eaton Corp.	3,376,708
	Beverages: Non-Alcoholic (3.2%)
191,051	PepsiCo, Inc.	12,148,933
	Biotechnology (1.8%)
127,070	Gilead Sciences, Inc. (a)	6,728,357
	Chemicals: Agricultural (1.4%)
41,038	Monsanto Co.	5,188,845
	Computer Communications (2.4%)
389,367	Cisco Systems, Inc. (a)	9,056,676
	Computer Processing Hardware (1.6%)
286,629	Dell Inc. (a)	6,271,443
	Contract Drilling (1.8%)
128,200	Patterson-UTI Energy, Inc.	4,620,328
13,810	Transocean Inc. (Cayman Islands) (a)	2,104,506
		6,724,834
	Discount Stores (1.8%)
145,444	Target Corp.	6,761,692
	Drugstore Chains (1.5%)
145,237	CVS Caremark Corp.	5,747,028
	Electric Utilities (2.6%)
108,183	Exelon Corp.	9,732,143

NUMBER OF SHARES		VALUE
	Engineering & Construction (0.5%)
43,600	Chicago Bridge & Iron Company N.V. (Netherlands)	$1,736,152
	Financial Conglomerates (4.3%)
213,145	Citigroup, Inc.	3,572,310
245,512	JPMorgan Chase & Co.	8,423,517
72,865	Prudential Financial, Inc.	4,352,955
		16,348,782
	Household/ Personal Care (2.7%)
171,224	Procter & Gamble Co. (The)	10,412,131
	Industrial Conglomerates (8.4%)
78,900	3M Co.	5,490,651
444,107	General Electric Co.	11,853,216
233,979	United Technologies Corp.	14,436,504
		31,780,371
	Information Technology Services (2.5%)
112,113	Accenture Ltd. (Class A) (Bermuda)	4,565,241
41,600	International Business Machines Corp.	4,930,848
		9,496,089
	Integrated Oil (6.4%)
97,100	BP PLC (ADR) (United Kingdom)	6,755,247
153,973	Exxon Mobil Corp.	13,569,640
79,520	Marathon Oil Corp.	4,124,702
		24,449,589
	Internet Software/ Services (1.2%)
8,891	Google Inc. (Class A) (a)	4,680,400
	Investment Banks/ Brokers (1.1%)
24,288	Goldman Sachs Group, Inc. (The)	4,247,971

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (3.1%)
86,990	AFLAC, Inc.	$5,462,972
39,142	Lincoln National Corp.	1,773,915
87,655	MetLife, Inc.	4,625,554
		11,862,441
	Major Banks (2.3%)
134,900	Bank of America Corp.	3,220,063
144,787	Bank of New York Mellon Corp.	5,477,292
		8,697,355
	Major Telecommunications (1.5%)
167,600	AT&T Inc.	5,646,444
	Managed Health Care (1.3%)
144,120	CIGNA Corp.	5,100,407
	Media Conglomerates (1.5%)
183,630	Disney (Walt) Co. (The)	5,729,256
	Medical Specialties (2.9%)
19,506	Alcon, Inc. (Switzerland)	3,175,382
167,300	Covidien Ltd. (Bermuda)	8,011,997
		11,187,379
	Office Equipment/ Supplies (1.1%)
126,006	Pitney Bowes, Inc.	4,296,805
	Oil & Gas Pipelines (2.0%)
186,350	Williams Companies, Inc. (The)	7,511,769
	Oil & Gas Production (3.9%)
30,180	Apache Corp.	4,195,020
44,370	Occidental Petroleum Corp.	3,987,088
98,793	XTO Energy, Inc.	6,768,308
		14,950,416

NUMBER OF SHARES		VALUE
	Oilfield Services/ Equipment (4.3%)
79,876	Cameron International Corp. (a)	$4,421,137
135,800	Halliburton Co.	7,206,906
91,442	Weatherford International Ltd. (Bermuda) (a)	4,534,609
		16,162,652
	Other Consumer Services (1.6%)
223,303	eBay Inc. (a)	6,102,871
	Packaged Software (3.0%)
419,687	Microsoft Corp.	11,545,589
	Pharmaceuticals: Major (7.0%)
128,235	Johnson & Johnson	8,250,640
517,804	Pfizer, Inc.	9,046,036
197,252	Wyeth	9,460,206
		26,756,882
	Precious Metals (0.5%)
17,750	Freeport-McMoRan Copper & Gold, Inc.	2,080,122
	Property - Casualty Insurers (2.7%)
92,970	ACE Ltd. (Switzerland)	5,121,717
110,350	Allstate Corp. (The)	5,030,857
		10,152,574
	Restaurants (1.6%)
105,140	McDonald's Corp.	5,910,971
	Semiconductors (2.5%)
444,024	Intel Corp.	9,537,636
	Specialty Telecommunications (0.0%)
1,048	FairPoint Communications, Inc.	7,556

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Steel (1.6%)
50,300	Nucor Corp.	$3,755,901
11,940	United States Steel Corp.	2,206,273
		5,962,174
	Tobacco (3.3%)
177,968	Altria Group, Inc.	3,659,022
177,968	Philip Morris International Inc.	8,789,840
		12,448,862
	Trucks/Construction/ Farm Machinery (1.6%)
81,750	Caterpillar Inc.	6,034,785
	Total Common Stocks (Cost $367,273,820)	374,924,351

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (b) (1.4%) Investment Company
5,339	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $5,339,060)	$5,339,060
Total Investments (Cost $372,612,880) (c)	100.0%	380,263,411
Other Assets in Excess of Liabilities	0.0	39,095
Net Assets	100.0%	$380,302,506

ADR  American Depositary Receipt

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $41,130,326 and the aggregate gross unrealized depreciation is $33,479,795, resulting in net unrealized appreciation of $7,650,531.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Industrial Conglomerates	$31,780,371	8.4%
Pharmaceuticals: Major	26,756,882	7.0
Integrated Oil	24,449,589	6.4
Financial Conglomerates	16,348,782	4.3
Oilfield Services/ Equipment	16,162,652	4.2
Oil & Gas Production	14,950,416	3.9
Tobacco	12,448,862	3.3
Beverages: Non-Alcoholic	12,148,933	3.2
Life/Health Insurance	11,862,441	3.1
Packaged Software	11,545,589	3.0
Medical Specialties	11,187,379	2.9
Household/Personal Care	10,412,131	2.7
Property - Casualty Insurers	10,152,574	2.7
Electric Utilities	9,732,143	2.6
Semiconductors	9,537,636	2.5
Information Technology Services	9,496,089	2.5
Computer Communications	9,056,676	2.4
Major Banks	8,697,355	2.3
Oil & Gas Pipelines	7,511,769	2.0
Aerospace & Defense	6,856,277	1.8
Discount Stores	6,761,692	1.8
Biotechnology	6,728,357	1.8
Contract Drilling	6,724,834	1.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Processing Hardware	$6,271,443	1.7%
Other Consumer Services	6,102,871	1.6
Trucks/Construction/ Farm Machinery	6,034,785	1.6
Steel	5,962,174	1.6
Restaurants	5,910,971	1.6
Drugstore Chains	5,747,028	1.5
Media Conglomerates	5,729,256	1.5
Major Telecommunications	5,646,444	1.5
Investment Company	5,339,060	1.4
Chemicals: Agricultural	5,188,845	1.4
Managed Health Care	5,100,407	1.3
Internet Software/Services	4,680,400	1.2
Office Equipment/Supplies	4,296,805	1.1
Investment Banks/ Brokers	4,247,971	1.1
Auto Parts: O.E.M.	3,376,708	0.9
Apparel/Footwear	2,807,980	0.7
Apparel/Footwear Retail	2,687,004	0.7
Precious Metals	2,080,122	0.5
Engineering & Construction	1,736,152	0.5
Specialty Telecommunications	7,556	0.0
	$380,263,411	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%) Australia (2.5%)
	Beverages: Alcoholic
192,583	Foster's Group Ltd.	$936,025
	Construction Materials
135,102	Boral Ltd. (b)	731,765
	Food: Major Diversified
1,575,743	Goodman Fielder Ltd.	2,122,381
	Total Australia	3,790,171
	Bermuda (3.8%)
	Industrial Conglomerates
39,218	Ingersoll - Rand Ltd. (Class A) (b)	1,467,930
52,450	Tyco International Ltd. (b)	2,100,098
		3,568,028
	Medical Specialties
44,183	Covidien Ltd.	2,115,924
	Total Bermuda	5,683,952
	France (7.1%)
	Construction Materials
21,394	Lafarge S.A.	3,280,476
	Integrated Oil
38,662	Total S.A.	3,299,242
	Major Banks
27,735	BNP Paribas	2,512,630
	Pharmaceuticals: Major
23,499	Sanofi-Aventis	1,569,831
	Total France	10,662,179
	Germany (3.0%)
	Motor Vehicles
31,537	Bayerische Motoren Werke (BMW) AG	1,516,918
35,925	Daimler AG (Registered Shares)	2,221,768
		3,738,686
	Semiconductors
316,725	Qimonda AG (ADR) (b)	753,805
	Total Germany	4,492,491

NUMBER OF SHARES		VALUE
	Ireland (2.4%)
	Food: Specialty/Candy
81,849	Kerry Group PLC (A Shares)	$2,422,712
	Major Banks
138,138	Bank of Ireland	1,201,209
	Total Ireland	3,623,921
	Italy (1.4%)
	Integrated Oil
56,131	Eni S.p.A.	2,094,506
	Japan (12.5%)
	Auto Parts: O.E.M.
145,300	Keihin Corp.	2,201,702
	Chemicals: Specialty
71,500	Kuraray Co., Ltd.	852,465
	Electrical Products
127,000	Sumitomo Electric Industries, Ltd.	1,612,243
	Electronic Equipment/ Instruments
48,300	Canon Inc.	2,483,571
	Household/Personal Care
89,000	Kao Corp.	2,334,275
	Motor Vehicles
186,600	Nissan Motor Co., Ltd.	1,541,161
	Pharmaceuticals: Major
43,400	Takeda Pharmaceutical Co., Ltd.	2,207,091
	Pharmaceuticals: Other
30,300	Astellas Pharma Inc.	1,284,080
	Recreational Products
48,900	Sankyo Co., Ltd.	3,186,778
	Specialty Insurance
36,700	Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	1,264,981
	Total Japan	18,968,347
	Netherlands (4.5%)
	Food: Major Diversified
95,280	Unilever N.V. (Share Certificates)	2,704,755

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance
152,529	Aegon N.V.	$2,020,384
	Publishing: Books/Magazines
87,046	Wolters Kluwer N.V.	2,033,823
	Total Netherlands	6,758,962
	Norway (2.1%)
	Integrated Oil
84,009	StatoilHydro ASA	3,132,276
	Singapore (1.0%)
	Other Transportation
1,312,000	ComfortDelGro Corp., Ltd.	1,446,474
	South Korea (0.7%)
	Wireless Telecommunications
51,846	SK Telecom Co., Ltd. (ADR)	1,076,841
	Spain (3.9%)
	Major Banks
118,889	Banco Bilbao Vizcaya Argentaria, S.A. (b)	2,278,048
	Major Telecommunications
135,187	Telefonica S.A.	3,592,840
	Total Spain	5,870,888
	Sweden (1.1%)
	Telecommunication Equipment
166,315	Telefonaktiebolaget LM Ericsson (B Shares)	1,734,270
	Switzerland (2.8%)
	Financial Conglomerates
36,374	UBS AG (Registered Shares)	763,405
	Pharmaceuticals: Major
64,104	Novartis AG (Registered Shares)	3,529,783
	Total Switzerland	4,293,188
	Taiwan (0.9%)
	Major Telecommunications
56,780	Chunghwa Telecom Co, Ltd (ADR)	1,440,509

NUMBER OF SHARES		VALUE
	United Kingdom (19.0%)
	Advertising/Marketing Services
251,966	WPP Group PLC	$2,430,326
	Aerospace & Defense
184,488	Rolls-Royce Group PLC (a)	1,254,908
17,565,452	Rolls-Royce Group PLC (B Shares)	34,987
		1,289,895
	Financial Conglomerates
620,358	Old Mutual PLC	1,146,683
	Food Retail
479,621	W.M. Morrison Supermarkets PLC	2,543,553
	Food: Specialty/Candy
241,155	Cadbury PLC	3,038,154
575,551	Premier Foods PLC	1,091,948
		4,130,102
	Integrated Oil
43,888	Royal Dutch Shell PLC (ADR) (Class A)	3,586,088
	Major Banks
422,046	Barclays PLC	2,450,481
626,159	Royal Bank of Scotland Group PLC	2,681,489
		5,131,970
	Publishing: Books/Magazines
107,899	Reed Elsevier PLC	1,237,921
	Tobacco
124,425	Imperial Tobacco Group PLC	4,636,972
	Wireless Telecommunications
871,753	Vodafone Group PLC	2,589,821
	Total United Kingdom	28,723,331
	United States (30.3%)
	Beverages: Non-Alcoholic
45,217	DR Pepper Snapple Group (a)	948,651
	Coal
32,756	Peabody Energy Corp. (b)	2,884,166

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Computer Peripherals
126,018	EMC Corp. (b)(a)	$1,851,204
	Computer Processing Hardware
42,494	Hewlett-Packard Co.	1,878,660
	Electric Utilities
21,017	American Electric Power Co., Inc. (b)	845,514
33,763	Dominion Resources, Inc. (b)	1,603,405
		2,448,919
	Electronic Distributors
51,501	Arrow Electronics, Inc. (b)(a)	1,582,111
	Finance/Rental/Leasing
52,172	American Capital Strategies, Ltd. (b)	1,240,128
84,859	Freddie Mac (b)	1,391,688
		2,631,816
	Financial Conglomerates
64,643	Citigroup, Inc.	1,083,417
	Industrial Machinery
34,152	Illinois Tool Works Inc. (b)	1,622,562
	Information Technology Services
33,156	International Business Machines Corp.	3,929,981
	Insurance Brokers/Services
86,298	Marsh & McLennan Companies, Inc. (b)	2,291,212
	Integrated Oil
40,151	Chevron Corp.	3,980,169
	Investment Banks/Brokers
93,326	Lehman Brothers Holdings Inc. (b)	1,848,788
	Major Banks
58,120	Bank of New York Mellon Corp. (b)	2,198,680
	Major Telecommunications
65,950	Verizon Communications, Inc.	2,334,630
	Managed Health Care
72,899	UnitedHealth Group Inc.	1,913,599

NUMBER OF SHARES		VALUE
	Multi-Line Insurance
33,819	American International Group, Inc. (b)	$894,851
	Pharmaceuticals: Major
68,141	Schering-Plough Corp.	1,341,696
76,011	Wyeth	3,645,488
		4,987,184
	Tobacco
91,315	Philip Morris International Inc.	4,510,048
	Total United States	45,820,648
	Total Common Stocks (Cost $129,477,172)	149,612,954
	Rights (0.0%) United Kingdom
	Major Banks
90,438	Barclays PLC (Cost $0) (a)	3,667
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (13.3%) Securities held as Collateral on Loaned Securities (13.1%)
	Repurchase Agreements (3.1%)
$951	ABN Amro Bank N.V. (2.70%, dated 06/30/08, due 07/01/08; proceeds $952,032); fully collateralized by U.S. Government Agency security and corporate bond at the date of this Portfolio of Investment as follows: Federal Home Loan Bank 3.00% due 06/11/10; Merck & Co. Inc. 4.75% due 03/01/15; valued at $960,163...	951,961

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$2,096	Banc of America Securities LLC (2.25%-2.75% dated 06/30/08, due 07/01/08; proceeds $2,095,709) fully collateralized by U.S. Government Agency security and common stocks at the date of this Portfolio of Investment as follows: Freddie Mac Giant 5.50%, due 03/01/38; Sempra Energy; Flowserve Corp.; Entergy Corp.; Avnet Inc.; Allied Waste Inds Inc.; Air Products & Chemicals Inc.; Trimble Navigation Ltd.; valued at $2,148,875	$2,095,570
635	Deutsche Bank Securities (2.72% dated 06/30/08, due 07/01/08; proceeds $635,310) fully collateralized by common stock at the date of this Portfolio of Investment as follows: CSX Corp. valued at $667,405	635,262

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$762	Lehman Brothers Co.
(2.70% dated 06/30/08,
due 07/01/08; proceeds
$761,626) fully collateralized
by Municipal Notes/Bonds at
the date of this Portfolio of
Investment as follows:
Kansas City, Illinois - School
District No. 129 Aurora West
4.0% due 02/01/13; Chicago,
Illinois - O'Hare International
Airport Rev Ref-Gen Airport
Third Lien Ser. B 5.125% due
01/01/14; Metropolitan
Transit Authority New York Rev.
Series A & Series F 5.0% due
11/15/25 - 11/15/37;
Pleasantville New York UN Free
School District 5.0% due
11/01/22; Guadalupe-Blanco
River Authority Texas Sewer
Disposal Facility - EI Du Pont
De Nemours & Co. 5.50% due
05/01/29; Lehman Muni Trust
Receipts Various
States - Louisville & Jefferson
County, Rhode Island, TRS - Series
06-F10, 144A,; and Sacramento
California Floater Trust - Series
P41W Reg. D 4.27% due
08/15/33; Becker Minn
Pollution Control Rev., Rhode
Island - TRS Series FP13,
144A 0.0% due 04/01/30;
University of Massachusetts
Building Authority Project Rev
SR-Series 2.40% - 5.0% due
05/01/10 - 05/01/27; Puerto
Rico Housing Finance Corp.
Floater-TRS-Series F8J-Reg. D
2.15% due 06/01/21;
	valued at $772,665	$761,569

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$228	Merrill Lynch Co., (2.65% dated 06/30/08, due 07/01/08; proceeds $228,487) fully collateralized by corporate bond at the date of this Portfolio of Investment as follows: Qwest Corp.; 6.5% due 06/01/17 valued at $233,009	$228,471
	Total Repurchase Agreements (Cost $4,672,833)	4,672,833
NUMBER OF SHARES (000)
	Investment Company (c) (10.0%)
15,042	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $15,041,589)	15,041,589
	Total Securities held as Collateral on Loaned Securities (Cost $19,714,422)	19,714,422
	Investment Company (c) (0.2%)
361	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $361,305)	361,305
	Total Short-Term Investments	20,075,727
Total Investments (Cost $149,552,899) (d)	112.3%	169,692,348
Liabilities in Excess of Other Assets	(12.3)	(18,591,543)
Net Assets	100.0%	$151,100,805

  (a)  Non-income producing security.

  (b)  All or portion of this security is on loan as of June 30, 2008.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Instiutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $39,852,644 and the aggregate gross unrealized depreciation is $19,713,195, resulting in net unrealized appreciation of $20,139,449.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Short-Term Investments	$20,075,727	11.8%
Integrated Oil	16,092,281	9.5
Major Banks	13,326,204	7.9
Pharmaceuticals: Major	12,293,889	7.2
Tobacco	9,147,020	5.4
Major Telecommunications	7,367,979	4.3
Food: Specialty/Candy	6,552,814	3.9
Motor Vehicles	5,279,847	3.1
Food: Major Diversified	4,827,136	2.8
Construction Materials	4,012,241	2.4
Information Technology Services	3,929,981	2.3
Wireless Telecommunications	3,666,662	2.2
Industrial Conglomerates	3,568,028	2.1
Publishing: Books/ Magazines	3,271,744	1.9
Recreational Products	3,186,778	1.9
Financial Conglomerates	2,993,505	1.8
Coal	2,884,166	1.7
Finance/Rental/Leasing	2,631,816	1.6
Food Retail	2,543,553	1.5
Electronic Equipment/ Instruments	2,483,571	1.5
Electric Utilities	2,448,919	1.4
Advertising/Marketing Services	2,430,326	1.4

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Household/Personal Care	$2,334,275	1.4%
Insurance Brokers/ Services	2,291,212	1.3
Auto Parts: O.E.M.	2,201,702	1.3
Medical Specialties	2,115,924	1.2
Life/Health Insurance	2,020,384	1.2
Managed Health Care	1,913,599	1.1
Computer Processing Hardware	1,878,660	1.1
Computer Peripherals	1,851,204	1.1
Investment Banks/ Brokers	1,848,788	1.1
Telecommunication Equipment	1,734,270	1.0
Industrial Machinery	1,622,562	1.0
Electrical Products	1,612,243	0.9
Electronic Distributors	1,582,111	0.9
Other Transportation	1,446,474	0.9
Aerospace & Defense	1,289,895	0.8
Pharmaceuticals: Other	1,284,080	0.8
Specialty Insurance	1,264,981	0.7
Beverages: Non-Alcoholic	948,651	0.6
Beverages: Alcoholic	936,025	0.6
Multi-Line Insurance	894,851	0.5
Chemicals: Specialty	852,465	0.5
Semiconductors	753,805	0.4
	$169,692,348	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.4%) Austria (1.1%)
	Major Telecommunications
67,046	Telekom Austria AG	$1,454,630
	Belgium (1.7%)
	Other Metals/Minerals
43,641	Umicore	2,157,520
	France (9.9%)
	Construction Materials
12,890	Lafarge S.A.	1,976,505
	Electric Utilities
25,011	Electricite de France (EDF)	2,376,112
51,837	Suez S.A.	3,529,036
		5,905,148
	Electrical Products
20,299	Schneider Electric S.A. (d)	2,192,768
	Major Banks
30,419	BNP Paribas	2,755,785
	Total France	12,830,206
	Germany (14.2%)
	Air Freight/Couriers
69,677	Deutsche Post AG (Registered Shares)	1,821,076
	Chemicals: Major Diversified
31,261	Bayer AG	2,631,251
	Industrial Conglomerates
15,586	MAN AG	1,730,278
31,070	Siemens AG (Registered Shares)	3,449,722
		5,180,000
	Major Banks
59,663	Commerzbank AG	1,769,769
	Motor Vehicles
35,688	Bayerische Motoren Werke (BMW) AG	1,716,580
	Multi-Line Insurance
15,678	Allianz SE (Registered Shares)	2,762,176

NUMBER OF SHARES		VALUE
14,209	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares)	$2,489,047
		5,251,223
	Total Germany	18,369,899
	Greece (1.7%)
	Major Banks
48,882	National Bank of Greece S.A.	2,202,649
	Italy (4.9%)
	Integrated Oil
108,144	Eni S.p.A.	4,035,351
	Major Banks
374,000	UniCredito S.p.A.	2,289,141
	Total Italy	6,324,492
	Netherlands (4.3%)
	Air Freight/Couriers
49,307	TNT N.V.	1,686,161
	Major Telecommunications
130,592	Koninklijke (Royal) KPN N.V.	2,241,164
	Publishing: Books/Magazines
67,405	Wolters Kluwer N.V.	1,574,913
	Total Netherlands	5,502,238
	Norway (1.5%)
	Major Telecommunications
100,921	Telenor ASA	1,898,263
	Spain (4.9%)
	Major Banks
135,056	Banco Bilbao Vizcaya Argentaria, S.A. (d)	2,587,826
	Major Telecommunications
139,325	Telefonica S.A.	3,702,815
	Total Spain	6,290,641

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Switzerland (16.6%)
	Financial Conglomerates
87,608	UBS AG (Registered Shares)	$1,838,686
	Food: Major Diversified
131,340	Nestle S.A. (Registered Shares)	5,934,760
	Medical Specialties
39,790	Nobel Biocare Holding AG (Registered Shares)	1,299,392
	Multi-Line Insurance
8,541	Zurich Financial Services AG (Registered Shares)	2,186,356
	Other Consumer Specialties
42,673	Compagnie Financiere Richemont S.A. ("A" Bearer Shares) (Units) ( )	2,376,872
	Pharmaceuticals: Major
73,603	Novartis AG (Registered Shares)	4,052,830
21,092	Roche Holding AG	3,799,058
		7,851,888
	Total Switzerland	21,487,954
	United Kingdom (36.6%)
	Aerospace & Defense
289,527	BAE Systems PLC	2,551,851
207,783	Rolls-Royce Group PLC (a)	1,413,363
19,828,659	Rolls-Royce Group PLC (B Shares)	39,495
		4,004,709
	Food Retail
315,371	Morrison (W.M.) Supermarkets PLC	1,672,493
367,199	Tesco PLC	2,701,057
		4,373,550
	Integrated Oil
134,458	BG Group PLC	3,500,381
175,535	Royal Dutch Shell PLC (A Shares)	7,213,001
		10,713,382

NUMBER OF SHARES		VALUE
	Investment Managers
148,276	Man Group PLC	$1,842,928
	Life/Health Insurance
162,637	Prudential PLC	1,726,631
	Major Banks
207,400	Barclays PLC	1,204,205
263,893	HSBC Holdings PLC (Registered Shares)	4,077,582
		5,281,787
	Other Metals/Minerals
61,764	Anglo American PLC	4,337,812
	Pharmaceuticals: Major
140,234	GlaxoSmithKline PLC	3,108,862
	Publishing: Books/Magazines
123,940	Reed Elsevier PLC	1,421,959
	Tobacco
84,918	British American Tobacco PLC	2,941,388
76,000	Imperial Tobacco Group PLC	2,832,308
		5,773,696
	Wireless Telecommunications
1,548,958	Vodafone Group PLC	4,601,675
	Total United Kingdom	47,186,991
	Total Common Stocks (Cost $106,082,194)	125,705,483
	Preferred Stocks (1.2%)
	Germany
	Medical Specialties
18,590	Fresenius SE (Cost $1,502,057)	1,605,998
	Rights (0.0%)
	United Kingdom
	Major Banks
45	Blaclays PLC (Cost $0)	1,820

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (2.4%) Securities held as Collateral on Loaned Securities (2.4%)
	Repurchase Agreements (0.6%)
$150	ABN Amro Bank N.V. (2.70%, dated 06/30/08, due 07/01/08; proceeds $150,127); fully collateralized by U.S. Government Agency security and corporate bond at the date of this Portfolio of Investment as follows: Federal Home Loan Bank 3.00% due 06/11/10; Merck & Co. Inc. 4.75% due 03/01/15; valued at $151,207	$150,042
330	Banc of America Securities LLC (2.25%-2.75% dated 06/30/08, due 07/01/08; proceeds $330,476) fully collateralized by U.S. Government Agency security and common stocks at the date of this Portfolio of Investment as follows: Freddie Mac Giant 5.50%, due 03/01/38; Sempra Energy; Flowserve Corp.; Entergy Corp.; Avnet Inc.; Allied Waste Inds Inc.; Air Products & Chemicals Inc.; Trimble Navigation Ltd.; valued at $338,405	330,291
100	Deutsche Bank Securities (2.72% dated 06/30/08, due 07/01/08; proceeds $100,183) fully collateralized by common stock at the date of this Portfolio of Investment as follows: CSX Corp. valued at $105,103.	100,126

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$120	Lehman Brothers Inc.
(2.70% dated 06/30/08,
due 07/01/08; proceeds
$120,102) fully collateralized
by Municipal Bonds at the
date of this Portfolio of
Investment as follows:
Kansas City, Illinois - School
District No. 129 Aurora West
4.0% due 02/01/13; Chicago,
Illinois - O'Hare International
Airport Rev Ref-Gen Airport
Third Lien Ser. B 5.125% due
01/01/14; Metropolitan
Transit Authority New York Rev.
Series A & Series F 5.0% due
11/15/25 - 11/15/37;
Pleasantville New York UN Free
School District 5.0% due
11/01/22; Guadalupe-Blanco
River Authority Texas Sewer
Disposal Facility - EI Du Pont
De Nemours & Co. 5.50% due
05/01/29; Lehman Muni Trust
Receipts Various
States - Louisville & Jefferson
County, Rhode Island, TRS - Series
06-F10, 144A,; and Sacramento
California Floater Trust - Series
P41W Reg. D 4.27% due
08/15/33; Becker Minn
Pollution Control Rev., Rhode
Island - TRS Series FP13,
144A 0.0% due 04/01/30;
University of Massachusetts
Building Authority Project Rev
SR-Series 2.40% - 5.0% due
05/01/10 - 05/01/27; Puerto
Rico Housing Finance Corp.
Floater-TRS-Series F8J-Reg. D
2.15% due 06/01/21; valued
	at $122,461	$120,034

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$36	Merrill Lynch Co., (2.65% dated 06/30/08, due 07/01/08; proceeds $36,031) fully collateralized by corporate bond at the date of this Portfolio of Investment; Qwest Corp. 6.50% due 06/01/17; valued at $41,580	$36,010
	Total Repurchase Agreements (Cost $736,503)	736,503
NUMBER OF SHARES (000)
2,371	Investment Company (c) (1.8%)
	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,370,766)	2,370,766
	Total Securities held as Collateral on Loaned Securities (Cost $3,107,269)	3,107,269
	Investment Company (c) (0.0%)
23	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $22,861)	22,861
Total Investments (Cost $110,714,381) (e)	101.0%	130,443,431
Liabilities in Excess of Other Assets	(1.0)	(1,320,380)
Net Assets	100.0%	$129,123,051

  (a)  Non-income producing security.

  (b)  Consist of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Instiutional Class.

  (d)  All or portion of this security is on loan as of June 30, 2008.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,339,443 and the aggregate gross unrealized depreciation is $7,610,393, resulting in net unrealized appreciation of $19,729,050.

Forward Foreign Currency Contracts Open at June 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR 129,261		$203,844	07/01/08	$329
CHF 219,568		$215,558	07/02/08	622
EUR 236,271		$372,600	07/02/08	601
GBP 233,611		$465,679	07/02/08	366
NOK	100,059	$19,677	07/02/08	32
Net Unrealized Appreciation				$1,950

Currency Abbreviations:

GBP   British Pound

EUR   Euro.

NOK   Norwegian Krona.

CHF   Swiss Franc

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Banks	$16,888,777	13.0%
Integrated Oil	14,748,732	11.3
Pharmaceuticals: Major	10,960,751	8.4
Major Telecommunications	9,296,871	7.1
Multi-Line Insurance	7,437,579	5.7
Other Metals/Minerals	6,495,332	5.0
Food: Major Diversified	5,934,760	4.6
Electric Utilities	5,905,148	4.5
Tobacco	5,773,696	4.4
Industrial Conglomerates	5,180,000	4.0
Wireless Telecommunications	4,601,675	3.5
Food Retail	4,373,550	3.4
Aerospace & Defense	4,004,709	3.1
Air Freight/Couriers	3,507,237	2.7
Short-term Investments	3,130,131	2.4
Publishing: Books/ Magazines	2,996,872	2.3

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Medical Specialties	$2,905,390		2.2%
Chemicals: Major Diversified	2,631,251		2.0
Other Consumer Specialties	2,376,872		1.8
Electrical Products	2,192,768		1.7
Construction Materials	1,976,505		1.5
Investment Managers	1,842,928		1.4
Financial Conglomerates	1,838,686		1.4
Life/Health Insurance	1,726,631		1.3
Motor Vehicles	1,716,580		1.3
	$130,443,431	^	100.0%

^  Does not include open forward foreign currency contracts with a net unrealized appreciation of $1,950.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Capital Opportunities

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.3%)
	Air Freight/Couriers (4.2%)
164,649	C.H. Robinson Worldwide, Inc.	$9,029,351
152,221	Expeditors International of Washington, Inc.	6,545,503
		15,574,854
	Apparel/Footwear Retail (2.1%)
125,286	Abercrombie & Fitch Co. (Class A)	7,852,926
	Biotechnology (6.2%)
141,664	Illumina, Inc. (a)	12,340,351
132,864	Techne Corp. (a)	10,282,345
		22,622,696
	Casino/Gaming (3.1%)
140,899	Wynn Resorts, Ltd. (a)	11,462,134
	Chemicals: Agricultural (8.3%)
240,394	Monsanto Co.	30,395,417
	Computer Processing Hardware (2.7%)
60,246	Apple Inc. (a)	10,087,590
	Construction Materials (2.9%)
436,076	Cemex SAB de C.V. (ADR) (Mexico) (a)	10,771,084
	Finance Energy (1.5%)
272,968	Brookfield Infrastructure Partners LP	5,350,173
	Finance/Rental/Leasing (5.0%)
40,806	MasterCard Inc. Class A	10,834,809
403,231	Redecard SA (Brazil)	7,450,379
		18,285,188
	Financial Conglomerates (7.3%)
508,347	Brookfield Asset Management Inc. (Class A) (Canada)	16,541,611
216,155	Leucadia National Corp.	10,146,316
		26,687,927

NUMBER OF SHARES		VALUE
	Home Building (0.9%)
98,160	Gafisa S.A. (ADR) (Brazil)	$3,373,759
	Internet Retail (5.0%)
249,225	Amazon.com, Inc. (a)	18,275,669
	Internet Software/ Services (10.7%)
30,304	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	9,483,940
40,298	Google Inc. (Class A) (a)	21,213,673
1,112,400	Tencent Holdings Ltd. (Cayman Islands)	8,602,741
		39,300,354
	Investment Banks/ Brokers (4.8%)
741,157	Bovespa Holding SA (Brazil)	9,154,082
156,824	Greenhill & Co., Inc.	8,446,541
		17,600,623
	Miscellaneous Commercial Services (3.7%)
116,526	Corporate Executive Board Co. (The)	4,899,918
191,852	CoStar Group, Inc. (a)	8,527,821
		13,427,739
	Oil & Gas Production (12.3%)
392,609	Southwestern Energy Co. (a)	18,692,115
268,302	Ultra Petroleum Corp. (Canada) (a)	26,347,256
		45,039,371
	Other Consumer Services (3.4%)
462,239	eBay Inc. (a)	12,632,992
	Restaurants (1.8%)
422,011	Starbucks Corp. (a)	6,642,453
	Specialty Telecommunications (1.5%)
410,734	Cogent Communications Group, Inc. (a)	5,503,836

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Capital Opportunities

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Telecommunication Equipment (4.2%)
8,584	Nortel Networks Corp. (Canada) (a)	$70,561
130,620	Research In Motion Ltd. (Canada) (a)	15,269,478
		15,340,039
	Wholesale Distributors (1.7%)
2,060,000	Li & Fung Ltd. (Hong Kong)	6,208,599
	Wireless Telecommunications (2.0%)
139,132	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	7,339,213
	Total Common Stocks (Cost $305,039,757)	349,774,636
NUMBER OF SHARES (000)
	Short-Term Investments (b) (5.0%) Investment Company
18,315	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $18,315,210)	18,315,210
Total Investments (Cost $323,354,967) (c)	100.3%	368,089,846
Liabilities in Excess of Other Assets	(0.3)	(1,003,434)
Net Assets	100.0%	$367,086,412

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Instiutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $85,043,606 and the aggregate gross unrealized depreciation is $40,308,727, resulting in net unrealized appreciation of $44,734,879.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Capital Opportunities

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$45,039,371	12.2%
Internet Software/ Services	39,300,354	10.7
Chemicals: Agricultural	30,395,417	8.3
Financial Conglomerates	26,687,927	7.3
Biotechnology	22,622,696	6.1
Investment Company	18,315,210	5.0
Finance/Rental/Leasing	18,285,188	5.0
Internet Retail	18,275,669	5.0
Investment Banks/Brokers	17,600,623	4.8
Air Freight/Couriers	15,574,854	4.2
Telecommunication Equipment	15,340,039	4.2
Miscellaneous Commercial Services	13,427,739	3.6
Other Consumer Services	12,632,992	3.4

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Casino/Gaming	$11,462,134	3.1%
Construction Materials	10,771,084	2.9
Computer Processing Hardware	10,087,590	2.7
Apparel/Footwear Retail	7,852,926	2.1
Wireless Telecommunications	7,339,213	2.0
Restaurants	6,642,453	1.8
Wholesale Distributors	6,208,599	1.7
Specialty Telecommunications	5,503,836	1.5
Finance Energy	5,350,173	1.5
Home Building	3,373,759	0.9
	$368,089,846	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Advertising/Marketing Services (0.2%)
7,048	Interpublic Group of Companies, Inc. (The) (a)	$60,613
4,778	Omnicom Group, Inc.	214,437
		275,050
	Aerospace & Defense (1.8%)
11,822	Boeing Co.	776,942
5,943	General Dynamics Corp.	500,401
1,867	Goodrich Corp.	88,608
1,837	L-3 Communications Holdings, Inc.	166,928
5,264	Lockheed Martin Corp.	519,346
5,107	Northrop Grumman Corp.	341,658
2,076	Precision Castparts Corp.	200,064
6,316	Raytheon Co.	355,464
2,404	Rockwell Collins, Inc.	115,296
		3,064,707
	Agricultural Commodities/ Milling (0.2%)
9,616	Archer-Daniels-Midland Co.	324,540
	Air Freight/Couriers (0.9%)
2,554	C.H. Robinson Worldwide, Inc.	140,061
3,181	Expeditors International of Washington, Inc.	136,783
4,629	FedEx Corp.	364,719
16,135	United Parcel Service, Inc. (Class B)	991,818
		1,633,381
	Airlines (0.1%)
10,930	Southwest Airlines Co.	142,527
	Aluminum (0.3%)
12,168	Alcoa, Inc.	433,424
	Apparel/Footwear (0.4%)
5,092	Coach, Inc. (a)	147,057
1,300	Jones Apparel Group, Inc.	17,875
1,419	Liz Claiborne, Inc.	20,079

NUMBER OF SHARES		VALUE
5,913	Nike, Inc. (Class B)	$352,474
1,288	Polo Ralph Lauren Corp.	80,861
1,627	V.F. Corp.	115,810
		734,156
	Apparel/Footwear Retail (0.3%)
1,300	Abercrombie & Fitch Co. (Class A)	81,484
6,995	Gap, Inc. (The)	116,607
5,076	Limited Brands, Inc.	85,531
3,240	Nordstrom, Inc.	98,172
6,346	TJX Companies, Inc. (The)	199,709
		581,503
	Auto Parts: O.E.M. (0.3%)
2,463	Eaton Corp.	209,281
8,855	Johnson Controls, Inc.	253,961
		463,242
	Automotive Aftermarket (0.0%)
3,599	Goodyear Tire & Rubber Co. (The) (a)	64,170
	Beverages: Alcoholic (0.6%)
11,398	Anheuser-Busch Companies, Inc.	708,044
1,646	Brown-Forman Corp. (Class B)	124,388
3,240	Constellation Brands Inc. (Class A) (a)	64,346
2,629	Molson Coors Brewing Co. (Class B)	142,834
		1,039,612
	Beverages: Non-Alcoholic (1.9%)
31,130	Coca-Cola Co. (The)	1,618,137
4,483	Coca-Cola Enterprises Inc.	77,556
3,009	Pepsi Bottling Group, Inc. (The)	84,011
24,801	PepsiCo, Inc.	1,577,096
		3,356,800

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.5%)
16,745	Amgen Inc. (a)	$789,694
4,375	Biogen Idec Inc. (a)	244,519
6,511	Celgene Corp. (a)	415,858
3,987	Genzyme Corp. (a)	287,144
13,884	Gilead Sciences, Inc. (a)	735,158
822	Millipore Corp. (a)	55,781
		2,528,154
	Broadcasting (0.2%)
7,436	Clear Channel Communications, Inc.	261,747
	Building Products (0.1%)
5,406	Masco Corp.	85,036
	Cable/Satellite TV (0.7%)
46,921	Comcast Corp. (Class A) (a)	890,091
11,937	DirectTv Group, Inc. (The) (a)	309,288
		1,199,379
	Casino/Gaming (0.1%)
4,629	International Game Technology	115,632
	Chemicals: Agricultural (0.6%)
8,643	Monsanto Co.	1,092,821
	Chemicals: Major Diversified (0.8%)
13,886	Dow Chemical Co. (The)	484,760
14,456	Du Pont (E.I.) de Nemours & Co.	620,018
1,135	Eastman Chemical Co.	78,156
1,688	Hercules Inc.	28,578
1,955	Rohm & Haas Co.	90,790
		1,302,302
	Chemicals: Specialty (0.5%)
3,151	Air Products & Chemicals, Inc.	311,508
940	Ashland Inc.	45,308
4,674	Praxair, Inc.	440,478
1,927	Sigma-Aldrich Corp.	103,788
		901,082

NUMBER OF SHARES		VALUE
	Coal (0.5%)
2,732	CONSOL Energy, Inc.	$306,995
1,194	Massey Energy Co.	111,938
4,061	Peabody Energy Corp.	357,571
		776,504
	Commercial Printing/ Forms (0.1%)
3,166	Donnelley (R.R.) & Sons Co.	93,999
	Computer Communications (1.3%)
90,853	Cisco Systems, Inc. (a)	2,113,241
7,839	Juniper Networks, Inc. (a)	173,869
1,986	QLogic Corp. (a)	28,976
		2,316,086
	Computer Peripherals (0.4%)
30,863	EMC Corp. (a)	453,377
1,419	Lexmark International, Inc. (Class A) (a)	47,437
5,137	NetApp, Inc. (a)	111,267
4,225	Seagate Technology Inc. (Escrow) #(a)	0
		612,081
	Computer Processing Hardware (2.8%)
13,710	Apple Inc. (a)	2,295,602
32,212	Dell Inc. (a)	704,799
38,514	Hewlett-Packard Co.	1,702,704
11,677	Sun Microsytems (a)	127,046
		4,830,151
	Construction Materials (0.1%)
1,628	Vulcan Materials Co.	97,322
	Containers/Packaging (0.1%)
1,464	Ball Corp.	69,891
1,494	Bemis Company, Inc.	33,495
1,956	Pactiv Corp. (a)	41,526
2,389	Sealed Air Corp.	45,415
		190,327

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Contract Drilling (0.9%)
2,151	ENSCO International Inc.	$173,672
4,211	Nabors Industries, Ltd. (Bermuda) (a)	207,308
4,017	Noble Corp. (Cayman Islands)	260,944
1,688	Rowan Companies, Inc.	78,914
4,905	Transocean Inc. (Cayman Islands)	747,473
		1,468,311
	Data Processing Services (0.7%)
1,434	Affiliated Computer Services, Inc. (Class A) (a)	76,705
7,735	Automatic Data Processing, Inc.	324,097
1,852	Convergys Corp. (a)	27,521
2,911	Fidelity National Information Services, Inc.	107,445
2,449	Fiserv, Inc. (a)	111,111
5,375	Paychex, Inc.	168,130
2,957	Total System Services, Inc.	65,705
11,050	Western Union Co.	273,156
		1,153,870
	Department Stores (0.2%)
1,119	Dillard's, Inc. (Class A)	12,947
4,584	Kohl's Corp. (a)	183,543
6,272	Macy*s Inc.	121,802
3,315	Penney (J.C.) Co., Inc.	120,301
		438,593
	Discount Stores (1.8%)
1,225	Big Lots, Inc. (a)	38,269
6,466	Costco Wholesale Corp.	453,525
2,091	Family Dollar Stores, Inc.	41,695
1,091	Sears Holdings Corp. (a)	80,363
11,617	Target Corp.	540,074
36,260	Wal-Mart Stores, Inc.	2,037,812
		3,191,738
	Drugstore Chains (0.8%)
21,984	CVS Caremark Corp.	869,907
14,781	Walgreen Co.	480,530
		1,350,437

NUMBER OF SHARES		VALUE
	Electric Utilities (3.5%)
10,034	AES Corp. (The) (a)	$192,753
2,509	Allegheny Energy, Inc.	125,726
3,121	Ameren Corp.	131,800
6,003	American Electric Power Co., Inc.	241,501
4,898	CenterPoint Energy, Inc.	78,613
3,360	CMS Energy Corp.	50,064
4,077	Consolidated Edison, Inc.	159,370
2,658	Constellation Energy Group	218,222
8,631	Dominion Resources, Inc.	409,886
2,434	DTE Energy Co.	103,299
18,888	Duke Energy Corp.	328,273
4,868	Edison International	250,118
2,867	Entergy Corp.	345,416
10,090	Exelon Corp.	907,696
4,555	FirstEnergy Corp.	375,013
6,092	FPL Group, Inc.	399,513
1,135	Integrys Energy Group, Inc.	57,692
3,002	Pepco Holdings, Inc.	77,001
5,331	PG&E Corp.	211,587
1,509	Pinnacle West Capital Corp.	46,432
5,570	PPL Corp.	291,144
3,898	Progress Energy, Inc.	163,053
7,600	Public Service Enterprise Group Inc.	349,068
11,453	Southern Co.	399,939
3,151	TECO Energy, Inc.	67,715
6,436	Xcel Energy, Inc.	129,171
		6,110,065
	Electrical Products (0.4%)
2,599	Cooper Industries Ltd. (Class A) (Bermuda)	102,661
11,668	Emerson Electric Co.	576,983
2,657	Molex Inc.	64,857
		744,501
	Electronic Components (0.3%)
3,120	Jabil Circuit, Inc.	51,199
3,405	MEMC Electronic Materials, Inc. (a)	209,544

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
3,360	SanDisk Corp. (a)	$62,832
7,138	Tyco Electronics Ltd. (Bermuda)	255,683
		579,258
	Electronic Equipment/ Instruments (0.3%)
5,376	Agilent Technologies, Inc. (a)	191,063
3,435	JDS Uniphase Corp. (a)	39,022
2,195	Rockwell Automation, Inc.	95,987
13,424	Xerox Corp.	182,029
		508,101
	Electronic Production Equipment (0.3%)
20,232	Applied Materials, Inc.	386,229
2,539	KLA-Tencor Corp.	103,363
1,494	Novellus Systems, Inc. (a)	31,658
2,569	Teradyne, Inc. (a)	28,439
		549,689
	Electronics/Appliance Stores (0.2%)
5,959	Best Buy Co., Inc.	235,976
1,956	RadioShack Corp.	24,000
		259,976
	Electronics/Appliances (0.1%)
4,301	Eastman Kodak Co.	62,063
867	Harman International Industries, Inc.	35,885
1,120	Whirlpool Corp.	69,138
		167,086
	Engineering & Construction (0.2%)
1,329	Fluor Corp.	247,300
1,822	Jacobs Engineering Group, Inc. (a)	147,035
		394,335

NUMBER OF SHARES		VALUE
	Environmental Services (0.2%)
6,450	Allied Waste Industries, Inc. (a)	$81,399
7,332	Waste Management, Inc.	276,490
		357,889
	Finance/Rental/Leasing (0.6%)
3,032	American Capital Strategies, Ltd.	72,071
5,600	Capital One Financial Corp.	212,856
4,225	CIT Group, Inc.	28,772
7,153	Discover Financial Services	94,205
15,886	Fannie Mae	309,936
9,661	Freddie Mac	158,440
852	Ryder System, Inc.	58,686
6,973	SLM Corp.	134,928
		1,069,894
	Financial Conglomerates (2.7%)
18,467	American Express Co.	695,652
83,732	Citigroup, Inc. (Note 4)	1,403,348
53,811	JPMorgan Chase & Co.	1,846,269
3,264	Leucadia National Corp.	153,212
3,868	Principal Financial Group, Inc.	162,340
6,511	Prudential Financial, Inc.	388,967
		4,649,788
	Financial Publishing/ Services (0.2%)
1,942	Equifax, Inc.	65,290
4,793	McGraw-Hill Companies, Inc. (The)	192,295
3,658	Moody's Corp.	125,982
		383,567
	Food Distributors (0.1%)
8,974	SYSCO Corp.	246,875
	Food Retail (0.4%)
9,885	Kroger Co. (The)	285,380
6,540	Safeway Inc.	186,717
3,166	SUPERVALU, Inc.	97,798
2,091	Whole Foods Market, Inc.	49,536
		619,431

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified (1.0%)
3,358	Campbell Soup Co.	$112,359
7,287	ConAgra Foods Inc.	140,493
5,002	General Mills, Inc.	303,972
4,704	Heinz (H.J.) Co.	225,086
3,956	Kellogg Co.	189,967
24,226	Kraft Foods Inc. (Class A)	689,230
10,542	Sara Lee Corp.	129,140
		1,790,247
	Food: Meat/Fish/Dairy (0.1%)
2,270	Dean Foods Co.	44,537
5,300	Tyson Foods, Inc. (Class A)	79,182
		123,719
	Food: Specialty/Candy (0.3%)
3,389	Hershey Foods Co. (The)	111,091
1,912	McCormick & Co., Inc. (Non-Voting)	68,182
3,346	Wrigley (Wm.) Jr. Co.	260,252
		439,525
	Forest Products (0.1%)
3,151	Weyerhaeuser Co.	161,142
	Gas Distributors (0.5%)
7,743	Dynegy, Inc. (Class A) (a)	66,203
672	Nicor Inc.	28,620
4,092	NiSource, Inc.	73,329
2,584	Questar Corp.	183,567
3,733	Sempra Energy	210,728
9,452	Spectra Energy Corp.	271,650
		834,097
	Home Building (0.1%)
1,837	Centex Corp.	24,561
4,718	D.R. Horton, Inc.	51,190
1,343	KB Home	22,737
2,403	Lennar Corp. (Class A)	29,653
3,837	Pulte Homes, Inc.	36,950
		165,091

NUMBER OF SHARES		VALUE
	Home Furnishings (0.1%)
2,479	Leggett & Platt, Inc.	$41,573
4,136	Newell Rubbermaid, Inc.	69,443
		111,016
	Home Improvement Chains (0.7%)
27,145	Home Depot, Inc. (The)	635,736
21,860	Lowe's Companies, Inc.	453,595
1,776	Sherwin-Williams Co.	81,572
		1,170,903
	Hospital/Nursing Management (0.0%)
7,153	Tenet Healthcare Corp. (a)	39,771
	Hotels/Resorts/ Cruiselines (0.3%)
6,807	Carnival Corp (Units) (Panama)	224,359
5,285	Marriott International, Inc. (Class A)	138,678
2,793	Starwood Hotels & Resorts Worldwide, Inc.	111,916
2,643	Wyndham Worldwide Corp.	47,336
		522,289
	Household/Personal Care (2.4%)
6,376	Avon Products, Inc.	229,664
2,061	Clorox Co. (The)	107,584
7,585	Colgate-Palmolive Co.	524,124
1,783	Estee Lauder Companies, Inc. (The) (Class A)	82,820
1,210	International Flavors & Fragrances, Inc.	47,263
6,242	Kimberly-Clark Corp.	373,147
46,956	Procter & Gamble Co. (The)	2,855,394
		4,219,996
	Industrial Conglomerates (4.3%)
11,199	3M Co.	779,338
3,970	Danaher Corp.	306,881
153,784	General Electric Co. ##	4,104,495

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
11,078	Honeywell International, Inc.	$557,002
4,748	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	177,718
2,718	ITT Corp.	172,131
3,718	Textron, Inc.	178,204
7,196	Tyco International Ltd. (Bermuda)	288,128
15,371	United Technologies Corp.	948,391
		7,512,288
	Industrial Machinery (0.3%)
6,658	Illinois Tool Works Inc.	316,321
2,509	Parker Hannifin Corp.	178,942
		495,263
	Industrial Specialties (0.2%)
3,294	Ecolab Inc.	141,609
2,449	PPG Industries, Inc.	140,499
		282,108
	Information Technology Services (1.8%)
2,748	Citrix Systems, Inc. (a)	80,819
4,316	Cognizant Technology Solutions Corp. (Class A) (a)	140,313
2,255	Computer Sciences Corp. (a)	105,624
7,511	Electronic Data Systems Corp.	185,071
21,125	International Business Machines Corp.	2,503,946
2,688	Teradata Corp. (a)	62,200
5,316	Unisys Corp. (a)	20,998
		3,098,971
	Insurance Brokers/ Services (0.2%)
4,465	AON Corp.	205,122
7,645	Marsh & McLennan Companies, Inc.	202,975
		408,097

NUMBER OF SHARES		VALUE
	Integrated Oil (8.1%)
32,080	Chevron Corp.	$3,180,090
23,723	ConocoPhillips	2,239,214
81,264	Exxon Mobil Corp.	7,161,796
4,536	Hess Corp.	572,398
10,572	Marathon Oil Corp.	548,370
2,836	Murphy Oil Corp.	278,070
		13,979,938
	Internet Retail (0.3%)
4,817	Amazon.com, Inc. (a)	353,231
2,419	Gamestop Corp (Class A) (a)	97,728
4,097	IAC/InterActiveCorp. (a)	78,990
		529,949
	Internet Software/ Services (1.5%)
2,509	Akamai Technologies, Inc. (a)	87,288
3,623	Google Inc. (Class A) (a)	1,907,220
2,912	VeriSign, Inc. (a)	110,074
20,546	Yahoo! Inc. (a)	424,480
		2,529,062
	Investment Banks/ Brokers (2.0%)
3,315	Ameriprise Financial, Inc.	134,821
14,472	Charles Schwab Corp. (The)	297,255
822	CME Group Inc.	314,982
7,063	E*TRADE Group, Inc. (a)	22,178
6,063	Goldman Sachs Group, Inc. (The)	1,060,419
1,061	IntercontinentalExchange Inc. (a)	120,954
10,407	Lehman Brothers Holdings Inc.	206,163
14,708	Merrill Lynch & Co., Inc.	466,391
17,725	Morgan Stanley (Note 4)	639,341
3,957	NYSE Euronext	200,462
		3,462,966
	Investment Managers (0.6%)
1,522	Federated Investors, Inc. (Class B)	52,387

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
2,164	Franklin Resources, Inc.	$198,331
2,433	Janus Capital Group, Inc.	64,402
2,106	Legg Mason, Inc.	91,758
3,883	Price (T.) Rowe Group, Inc.	219,273
6,375	State Street Corp.	407,936
		1,034,087
	Life/Health Insurance (0.9%)
7,093	AFLAC, Inc.	445,440
6,466	Genworth Financial Inc. (Class A)	115,159
3,868	Lincoln National Corp.	175,298
10,602	MetLife, Inc. (Note 4)	559,468
1,344	Torchmark Corp.	78,826
5,167	Unum Corp.	105,665
		1,479,856
	Major Banks (3.3%)
69,484	Bank of America Corp.	1,658,583
17,592	Bank of New York Mellon Corp.	665,505
8,168	BB&T Corp.	185,985
2,240	Comerica, Inc.	57,411
5,465	Huntington Bancshares, Inc.	31,533
7,256	KeyCorp	79,671
11,347	National City Corp.	54,125
5,167	PNC Financial Services Group	295,036
10,378	Regions Financial Corp.	113,224
5,256	SunTrust Banks, Inc.	190,372
26,771	U.S. Bancorp	746,643
31,923	Wachovia Corp.	495,764
51,842	Wells Fargo & Co.	1,231,247
		5,805,099
	Major Telecommunications (3.0%)
91,373	AT&T Inc.	3,078,356
2,210	Embarq Corp.	104,467
42,569	Sprint Nextel Corp.	404,406
44,591	Verizon Communications, Inc.	1,578,521
		5,165,750

NUMBER OF SHARES		VALUE
	Managed Health Care (0.8%)
7,242	Aetna, Inc.	$293,518
4,196	CIGNA Corp.	148,496
2,270	Coventry Health Care, Inc. (a)	69,053
2,524	Humana, Inc. (a)	100,379
18,351	UnitedHealth Group Inc.	481,714
7,854	WellPoint Inc. (a)	374,322
		1,467,482
	Media Conglomerates (1.6%)
10,169	CBS Corp. (Class B)	198,194
29,302	Disney (Walt) Co. (The)	914,222
35,889	News Corp. (Class A)	539,771
55,036	Time Warner, Inc.	814,533
9,452	Viacom Inc. (Class B) (a)	288,664
		2,755,384
	Medical Distributors (0.4%)
2,404	AmerisourceBergen Corp.	96,136
5,331	Cardinal Health, Inc.	274,973
4,136	McKesson Corp.	231,244
1,927	Patterson Companies, Inc. (a)	56,635
		658,988
	Medical Specialties (2.4%)
2,524	Applera Corp. - Applied Biosystems Group	84,504
1,479	Bard (C.R.), Inc.	130,078
9,362	Baxter International, Inc.	598,606
3,644	Becton, Dickinson & Co.	296,257
22,337	Boston Scientific Corp. (a)	274,522
7,466	Covidien Ltd. (Bermuda)	357,547
2,375	Hospira, Inc. (a)	95,261
583	Intuitive Surgical, Inc. (a)	157,060
17,273	Medtronic, Inc.	893,878
1,792	Pall Corp.	71,106
1,762	PerkinElmer, Inc.	49,072
5,062	St. Jude Medical, Inc. (a)	206,934
3,722	Stryker Corp.	234,039
6,242	Thermo Fisher Scientific, Inc. (a)	347,867

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
1,882	Varian Medical Systems, Inc. (a)	$97,582
1,494	Waters Corp. (a)	96,363
3,450	Zimmer Holdings, Inc. (a)	234,772
		4,225,448
	Miscellaneous Commercial Services (0.0%)
2,299	Cintas Corp.	60,946
	Miscellaneous Manufacturing (0.1%)
2,822	Dover Corp.	136,500
	Motor Vehicles (0.2%)
33,476	Ford Motor Co. (a)	161,020
8,452	General Motors Corp.	97,198
3,539	Harley-Davidson, Inc.	128,324
		386,542
	Multi-Line Insurance (0.9%)
41,063	American International Group, Inc.	1,086,527
4,704	Hartford Financial Services Group, Inc. (The)	303,737
1,344	SAFECO Corp.	90,263
		1,480,527
	Office Equipment/ Supplies (0.1%)
1,583	Avery Dennison Corp.	69,541
3,106	Pitney Bowes, Inc.	105,915
		175,456
	Oil & Gas Pipelines (0.3%)
10,482	El Paso Corp.	227,879
8,720	Williams Companies, Inc. (The)	351,503
		579,382
	Oil & Gas Production (3.2%)
6,987	Anadarko Petroleum Corp.	522,907
5,332	Apache Corp.	741,148
1,463	Cabot Oil & Gas Corp.	99,089

NUMBER OF SHARES		VALUE
7,815	Chesapeake Energy Corp.	$515,477
7,094	Devon Energy Corp.	852,415
3,703	EOG Resources, Inc.	485,834
2,569	Noble Energy, Inc.	258,339
12,623	Occidental Petroleum Corp.	1,134,303
2,315	Range Resources Corp.	151,725
5,106	Southwestern Energy Co. (a)	243,097
7,629	XTO Energy, Inc.	522,663
		5,526,997
	Oil Refining/Marketing (0.3%)
1,747	Sunoco, Inc.	71,085
2,061	Tesoro Corp.	40,746
7,899	Valero Energy Corp.	325,281
		437,112
	Oilfield Services/ Equipment (2.7%)
4,598	Baker Hughes Inc.	401,589
4,390	BJ Services Co.	140,217
3,241	Cameron International Corp. (a)	179,389
13,941	Halliburton Co.	739,849
6,196	National-Oilwell Varco, Inc. (a)	549,709
18,592	Schlumberger Ltd. (Netherlands Antilles)	1,997,339
3,002	Smith International, Inc.	249,586
10,153	Weatherford International Ltd. (Bermuda) (a)	503,487
		4,761,165
	Other Consumer Services (0.4%)
2,508	Apollo Group, Inc. (Class A) (a)	111,004
4,853	Block (H&R), Inc.	103,854
17,227	eBay Inc. (a)	470,814
4,270	Expedia, Inc. (a)	78,483
		764,155
	Other Consumer Specialties (0.1%)
2,300	Fortune Brands, Inc.	143,543

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Metals/Minerals (0.0%)
2,702	Titanium Metals Corp.	$37,801
	Packaged Software (3.3%)
7,943	Adobe Systems, Inc. (a)	312,875
3,345	Autodesk, Inc. (a)	113,094
2,852	BMC Software, Inc. (a)	102,672
7,106	CA Inc.	164,078
3,912	Compuware Corp. (a)	37,320
4,793	Intuit Inc. (a)	132,143
123,186	Microsoft Corp.	3,388,847
5,286	Novell, Inc. (a)	31,135
61,008	Oracle Corp. (a)	1,281,168
12,543	Symantec Corp. (a)	242,707
		5,806,039
	Personnel Services (0.1%)
1,852	Monster Worldwide Inc. (a)	38,170
2,375	Robert Half International, Inc.	56,929
		95,099
	Pharmaceuticals: Generic Drugs (0.1%)
1,613	Barr Pharmaceuticals Inc. (a)	72,714
4,540	Mylan Laboratories, Inc.	54,798
1,553	Watson Pharmaceuticals, Inc. (a)	42,195
		169,707
	Pharmaceuticals: Major (5.7%)
23,736	Abbott Laboratories	1,257,296
29,564	Bristol-Myers Squibb Co.	606,949
43,344	Johnson & Johnson	2,788,753
15,415	Lilly (Eli) & Co.	711,556
33,733	Merck & Co., Inc.	1,271,397
105,425	Pfizer, Inc.	1,841,775
24,204	Schering-Plough Corp.	476,577
20,507	Wyeth	983,516
		9,937,819
	Pharmaceuticals: Other (0.2%)
4,599	Allergan, Inc.	239,378
4,555	Forest Laboratories, Inc. (a)	158,241

NUMBER OF SHARES		VALUE
3,689	King Pharmaceuticals, Inc. (a)	$38,624
		436,243
	Precious Metals (0.6%)
6,121	Freeport-McMoRan Copper & Gold, Inc.	717,320
6,779	Newmont Mining Corp.	353,593
		1,070,913
	Property - Casualty Insurers (1.1%)
4,973	ACE Ltd. (Cayman Islands)	273,963
8,228	Allstate Corp. (The) (Note 4)	375,114
5,450	Chubb Corp. (The)	267,104
2,434	Cincinnati Financial Corp.	61,824
5,643	Loews Corp.	264,657
10,124	Progressive Corp. (The)	189,521
9,034	The Travelers Companies, Inc.	392,076
2,673	XL Capital Ltd. (Class A) (Cayman Islands)	54,957
		1,879,216
	Publishing: Books/ Magazines (0.0%)
686	Meredith Corp.	19,407
	Publishing: Newspapers (0.1%)
3,420	Gannett Co., Inc.	74,111
2,151	New York Times Co. (The) (Class A)	33,104
1,399	Scripps (E.W.) Co. (Class A)	58,114
139	Washington Post Co. (The) (Class B)	81,579
		246,908
	Pulp & Paper (0.1%)
6,391	International Paper Co.	148,910
2,599	MeadWestvaco Corp.	61,960
		210,870
	Railroads (1.0%)
4,569	Burlington Northern Santa Fe Corp.	456,397

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
6,048	CSX Corp.	$379,875
5,615	Norfolk Southern Corp.	351,892
7,720	Union Pacific Corp.	582,860
		1,771,024
	Real Estate Development (0.0%)
3,016	CB Richard Ellis Group, Inc. (Class A) (a)	57,907
	Real Estate Investment Trusts (1.1%)
1,344	Apartment Investment & Management Co. (Class A)	45,777
1,150	AvalonBay Communities, Inc.	102,534
1,792	Boston Properties, Inc.	161,674
4,047	Equity Residential	154,879
3,987	General Growth Properties, Inc.	139,665
3,509	HCP, Inc.	111,621
7,795	Host Hotels & Resorts Inc.	106,402
3,793	Kimco Realty Corp.	130,934
2,554	Plum Creek Timber Co., Inc.	109,081
3,912	ProLogis	212,617
2,219	Public Storage, Inc.	179,273
3,360	Simon Property Group, Inc.	302,030
2,299	Vornado Realty Trust	202,312
		1,958,799
	Recreational Products (0.2%)
4,749	Electronic Arts Inc. (a)	210,998
2,076	Hasbro, Inc.	74,155
5,406	Mattel, Inc.	92,551
		377,704
	Regional Banks (0.3%)
8,585	Fifth Third Bancorp	87,395
2,792	First Horizon National Corp.	20,745
1,548	M&T Bank Corp.	109,196
3,868	Marshall & Ilsley Corp.	59,296
3,284	Northern Trust Corp.	225,184
1,613	Zions Bancorporation	50,793
		552,609

NUMBER OF SHARES		VALUE
	Restaurants (0.9%)
2,091	Darden Restaurants, Inc.	$66,787
17,434	McDonald's Corp.	980,139
10,870	Starbucks Corp. (a)	171,094
1,314	Wendy's International, Inc.	35,767
7,078	Yum! Brands, Inc.	248,367
		1,502,154
	Retail Strip Centers (0.0%)
1,792	Developers Diversified Realty Corp.	62,200
	Savings Banks (0.2%)
7,750	Hudson City Bancorp, Inc.	129,270
9,541	Sovereign Bancorp, Inc.	70,222
15,812	Washington Mutual, Inc.	77,953
		277,445
	Semiconductors (2.1%)
9,064	Advanced Micro Devices, Inc. (a)	52,843
4,480	Altera Corp.	92,736
4,331	Analog Devices, Inc.	137,596
7,674	Broadcom Corp. (Class A) (a)	209,423
89,272	Intel Corp.	1,917,563
3,315	Linear Technology Corp.	107,969
9,512	LSI Logic Corp. (a)	58,404
2,763	Microchip Technology Inc.	84,382
11,363	Micron Technology, Inc. (a)	68,178
3,628	National Semiconductor Corp.	74,519
8,287	NVIDIA Corp. (a)	155,133
19,754	Texas Instruments Inc.	556,273
4,166	Xilinx, Inc.	105,192
		3,620,211
	Services to the Health Industry (0.5%)
3,748	Express Scripts, Inc. (a)	235,075
2,703	IMS Health Inc.	62,980
1,658	Laboratory Corp. of America Holdings (a)	115,446

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
7,571	Medco Health Solutions Inc. (a)	$357,351
2,911	Quest Diagnostics Inc.	141,096
		911,948
	Specialty Insurance (0.1%)
1,761	Assurant, Inc.	116,155
3,553	MBIA Inc.	15,598
1,866	MGIC Investment Corp.	11,401
		143,154
	Specialty Stores (0.4%)
2,672	AutoNation, Inc. (a)	26,773
904	AutoZone, Inc. (a)	109,393
3,868	Bed Bath & Beyond Inc. (a)	108,691
4,077	Office Depot, Inc. (a)	44,602
10,482	Staples, Inc.	248,948
1,882	Tiffany & Co.	76,691
		615,098
	Specialty Telecommunications (0.3%)
5,928	American Tower Corp. (Class A) (a)	250,458
1,568	CenturyTel, Inc.	55,805
4,838	Citizens Communications Co.	54,863
3	Fairpoint Communications, Inc.	22
26,114	Qwest Communications International, Inc. (a)	102,628
6,675	Windstream Corp.	82,370
		546,146
	Steel (0.5%)
538	AK Steel Holding Corp.	37,122
1,509	Allegheny Technologies, Inc.	89,454
4,688	Nucor Corp.	350,053
1,762	United States Steel Corp.	325,582
		802,211
	Telecommunication Equipment (1.1%)
1,344	Ciena Corp. (a)	31,140
23,516	Corning Inc.	542,044

NUMBER OF SHARES		VALUE
33,670	Motorola, Inc.	$247,138
175	Nortel Networks Corp. (Canada) (a)	1,438
24,896	QUALCOMM, Inc.	1,104,635
5,928	Tellabs, Inc. (a)	27,565
		1,953,960
	Tobacco (1.6%)
32,211	Altria Group, Inc.	662,258
2,598	Lorillard, Inc. (a)	179,678
32,956	Philip Morris International, Inc.	1,627,697
2,670	Reynolds American, Inc.	124,609
2,210	UST, Inc.	120,688
		2,714,930
	Tools/Hardware (0.1%)
911	Black & Decker Corp.	52,392
867	Snap-On, Inc.	45,093
1,165	Stanley Works (The)	52,227
		149,712
	Trucks/Construction/ Farm Machinery (1.0%)
9,240	Caterpillar Inc.	682,097
3,032	Cummins Inc.	198,657
6,436	Deere & Co.	464,229
1,942	Manitowoc Co., Inc.	63,173
5,450	PACCAR, Inc.	227,973
1,494	Terex Corp. (a)	76,747
		1,712,876
	Wholesale Distributors (0.1%)
2,449	Genuine Parts Co.	97,176
1,149	Grainger (W.W.), Inc.	93,988
		191,164
	Total Common Stocks (Cost $125,472,217) (b)(c)	171,511,270
Total Investments (Cost $125,472,217) (b)(c)	99.1%	171,511,270
Other Assets in Excess of Liabilities	0.9	1,610,836
Net Assets	100%	$173,122,106

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

  (a)  Non-income producing security.

  #  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's trustees.

  ##  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $100,800.

  (b)  Securities have been designated as collateral in the amount equal to $1,692,740 in connection with open futures contracts.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book cost. The aggregate gross unrealized appreciation is $61,928,261 and the aggregate gross unrealized depreciation is $15,889,208 resulting in net unrealized appreciation of $46,039,052.

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
28	Long	S&P 500 Index E-MINI September 2008	$1,793,540	$(55,351)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Summary of Investments ■ June 30, 2008 (unaudited)

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Finance	$24,321,644	14.2%
Energy Minerals	20,720,551	12.1
Electronic Technology	18,034,244	10.5
Health Technology	17,297,371	10.1
Consumer Non-Durables	14,418,985	8.4
Technology Services	12,587,942	7.3
Producer Manufacturing	11,325,162	6.6
Retail Trade	8,757,628	5.1
Industrial Services	7,561,082	4.4
Consumer Services	7,387,055	4.3
Utilities	6,944,162	4.1
Communications	5,711,896	3.3
Process Industries	4,304,050	2.5

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Transportation	$3,546,932		2.1%
Non-Energy Minerals	2,602,813		1.5
Health Services	2,419,201		1.4
Consumer Durables	1,564,864		0.9
Distribution Services	1,097,027		0.7
Commercial Services	908,661		0.5
	$171,511,270	*	100.0%

*  Does not include open futures contracts with an underlying face amount of $1,793,540 with unrealized depreciation of $55,351.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%) Australia (2.0%)
	Data Processing Services
40,435	Computershare Ltd.	$357,009
	Bermuda (5.4%)
	Apparel/Footwear Retail
30,100	Esprit Holdings Ltd.	312,687
	Investment Banks/Brokers
20,800	MF Global Ltd. (a)	131,248
	Multi-Line Insurance
5,902	Axis Capital Holdings Ltd.	175,939
	Wholesale Distributors
118,200	Li & Fung Ltd. (Hong Kong)	356,241
	Total Bermuda	976,115
	Canada (1.7%)
	Food: Specialty/Candy
60,800	SunOpta Inc. (a)	315,552
	China (1.0%)
	Coal
48,500	China Shenhua Energy Company Ltd. (H Shares)	190,336
	Finland (1.1%)
	Electronic Components
4,881	Vacon Oyj	197,887
	France (2.6%)
	Miscellaneous Commercial Services
2,960	Sodexo	194,431
	Pharmaceuticals: Other
5,532	Ipsen S.A.	283,071
	Total France	477,502
	Germany (6.7%)
	Apparel/Footwear
5,430	Adidas AG	342,912
	Internet Software/Services
9,700	United Internet AG (Registered Shares)	191,208

NUMBER OF SHARES		VALUE
	Medical Specialties
5,252	Fresenius SE	$454,632
	Miscellaneous Commercial Services
16,715	Wirecard AG (a)	214,484
	Total Germany	1,203,236
	Greece (1.6%)
	Regional Banks
12,152	EFG Eurobank Ergasias	288,905
	Israel (3.6%)
	Food: Specialty/Candy
14,137	Strauss Group Ltd. (a)	198,488
	Pharmaceuticals: Other
10,000	Teva Pharmaceutical Industries Ltd. (ADR)	458,000
	Total Israel	656,488
	Italy (3.0%)
	Apparel/Footwear
14,721	Geox S.p.A.	150,075
	Major Banks
64,146	UniCredit S.p.A.	392,618
	Total Italy	542,693
	Japan (2.5%)
	Home Building
9,100	Daito Trust Construction Co., Ltd.	441,352
	Mexico (3.1%)
	Beverages: Non-Alcoholic
6,900	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) (b)	314,019
	Other Transportation
4,800	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	247,200
	Total Mexico	561,219

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Netherlands (0.8%)
	Electronic Equipment/Instruments
4,400	Smartrac NV (a)	$147,004
	Singapore (3.3%)
	Electronic Components
25,900	Flextronics International Ltd. (a)	243,462
	Trucks/Construction/ Farm Machinery
148,634	Cosco Corp (Singapore) Ltd.	349,588
	Total Singapore	593,050
	South Africa (1.4%)
	Pharmaceuticals: Generic Drugs
61,700	Aspen Pharmacare Holdings Ltd. (a)	250,582
	Spain (4.7%)
	Major Banks
14,542	Banco Santander S.A.	267,193
	Major Telecommunications
21,460	Telefonica S.A.	570,339
	Total Spain	837,532
	Sweden (1.1%)
	Packaged Software
10,915	ORC Software AB	192,113
	Switzerland (2.2%)
	Biotechnology
2,800	Lonza Group AG (Registered Shares)	388,390
	United Kingdom (13.0%)
	Beverages: Alcoholic
17,193	SABMiller PLC	394,509
	Investment Managers
65,300	BlueBay Asset Management PLC	292,325
25,923	Man Group PLC	322,195
		614,520
	Major Banks
12,917	Standard Chartered PLC	367,918

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
6,800	Homeserve PLC	$229,308
25,704	Intertek Group PLC	505,837
		735,145
	Pharmaceuticals: Other
13,487	Shire Ltd.	221,224
	Total United Kingdom	2,333,316
	United States (38.5%)
	Beverages: Non-Alcoholic
4,900	PepsiCo, Inc.	311,591
	Biotechnology
7,900	Gilead Sciences, Inc. (a)	418,305
	Computer Processing Hardware
3,363	Apple Inc. (a)	563,101
	Data Processing Services
8,000	NeuStar, Inc. (Class A) (a)	172,480
	Electric Utilities
6,100	Constellation Energy Group Inc.	500,810
	Electronic Components
12,200	Amphenol Corporation (Class A)	547,536
	Environmental Services
9,100	EnergySolutions Inc.	203,385
	Financial Conglomerates
5,950	Prudential Financial, Inc.	355,453
	Food: Meat/Fish/Dairy
25,700	Smart Balance Inc. (a)	185,297
	Life/Health Insurance
8,900	Aflac	558,920
	Media Conglomerates
11,216	News Corp. (Class A)	168,689
	Medical Specialties
4,100	Bard (C.R.), Inc.	360,595
8,100	Thermo Fisher Scientific, Inc. (a)	451,413
7,100	West Pharmaceutical Services, Inc.	307,288
		1,119,296

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
7,600	FTI Consulting Inc. (a)	$520,296
	Specialty Stores
12,640	Staples, Inc.	300,200
	Telecommunication Equipment
11,741	Corning Inc.	270,630
	Wireless Telecommunications
18,000	MetroPCS Communications Inc. (a)	318,780
8,800	NII Holdings Inc. (a)	417,912
		736,692
	Total United States	6,932,681
	Total Common Stocks (Cost $16,334,390)	17,882,962
NUMBER OF SHARES (000)
	Short-Term Investments (c) (0.2%)
	Investment Company
31	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $30,855)	30,855
Total Investments (Cost $16,365,245) (d)	99.5%	17,913,817
Other Assets in Excess of Liabilities	0.5	94,757
Net Assets	100.0%	$18,008,574

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Instiutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,525,424 and the aggregate gross unrealized depreciation is $1,976,852, resulting in net unrealized appreciation of $1,548,572.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Miscellaneous Commercial Services	$1,664,356	9.3%
Medical Specialties	1,573,928	8.8
Major Banks	1,027,729	5.7
Electronic Components	988,885	5.5
Pharmaceuticals: Other	962,295	5.4
Biotechnology	806,695	4.5
Wireless Telecommunications	736,692	4.1
Beverages: Non-Alcoholic	625,610	3.5
Investment Managers	614,520	3.4
Major Telecommunications	570,339	3.2
Computer Processing Hardware	563,101	3.1
Life/Health Insurance	558,920	3.1
Data Processing Services	529,489	3.0
Food: Specialty/Candy	514,040	2.9
Electric Utilities	500,810	2.8
Apparel/Footwear	492,987	2.7
Home Building	441,352	2.5
Beverages: Alcoholic	394,509	2.2
Wholesale Distributors	356,241	2.0
Financial Conglomerates	355,453	2.0

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Trucks/Construction/ Farm Machinery	$349,588	1.9%
Apparel/Footwear Retail	312,687	1.7
Specialty Stores	300,200	1.7
Regional Banks	288,905	1.6
Telecommunication Equipment	270,630	1.5
Pharmaceuticals: Generic Drugs	250,582	1.4
Other Transportation	247,200	1.4
Environmental Services	203,385	1.1
Packaged Software	192,113	1.1
Internet Software/Services	191,208	1.1
Coal	190,336	1.1
Food: Meat/Fish/Dairy	185,297	1.0
Multi-Line Insurance	175,939	1.0
Media Conglomerates	168,689	0.9
Electronic Equipment/ Instruments	147,004	0.8
Investment Banks/Brokers	131,248	0.7
Investment Company	30,855	0.3
	$17,913,817	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.2%)
	Air Freight/Couriers (4.3%)
20,730	C.H. Robinson Worldwide, Inc.	$1,136,833
19,165	Expeditors International of Washington, Inc.	824,095
		1,960,928
	Apparel/Footwear Retail (2.2%)
15,774	Abercrombie & Fitch Co. (Class A)	988,714
	Biotechnology (6.2%)
17,838	Illumina, Inc. (a)	1,553,868
16,728	Techne Corp. (a)	1,294,580
		2,848,448
	Casino/Gaming (3.1%)
17,739	Wynn Resorts, Ltd.	1,443,068
	Chemicals: Agricultural (8.4%)
30,266	Monsanto Co.	3,826,833
	Computer Processing Hardware (2.8%)
7,585	Apple Inc. (a)	1,270,032
	Construction Materials (3.0%)
54,896	Cemex SAB de C.V. (ADR) (Mexico) (a)	1,355,940
	Finance Energy (1.5%)
34,367	Brookfield Infrastructure LP (Bermuda)	673,593
	Finance/Rental/Leasing (5.0%)
5,138	Mastercard Inc. Class A	1,364,242
50,781	Redecard SA (Brazil)	938,265
		2,302,507
	Financial Conglomerates (7.3%)
64,002	Brookfield Asset Management Inc. (Class A) (Canada)	2,082,625
27,214	Leucadia National Corp.	1,277,425
		3,360,050
	Home Building (1.0%)
12,359	Gafisa S.A. (ADR) (Brazil)	424,779

NUMBER OF SHARES		VALUE
	Internet Retail (5.0%)
31,378	Amazon.com, Inc. (a)	$2,300,949
	Internet Software/ Services (10.8%)
3,815	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	1,193,942
5,074	Google Inc. (Class A) (a)	2,671,055
140,000	Tencent Holdings Ltd. (Cayman Islands)	1,082,689
		4,947,686
	Investment Banks/Brokers (4.8%)
93,327	Bovespa Holding SA (Brazil)	1,152,688
19,744	Greenhill & Co., Inc.	1,063,412
		2,216,100
	Miscellaneous Commercial Services (3.7%)
14,671	Corporate Executive Board Co. (The)	616,916
24,154	Costar Group, Inc. (a)	1,073,645
		1,690,561
	Oil & Gas Production (12.4%)
49,430	Southwestern Energy Co. (a)	2,353,362
33,780	Ultra Petroleum Corp. (Canada) (a)	3,317,196
		5,670,558
	Other Consumer Services (3.5%)
58,197	eBay Inc. (a)	1,590,524
	Restaurants (1.8%)
53,132	Starbucks Corp. (a)	836,298
	Specialty Telecommunications (1.5%)
51,712	Cogent Communications Group, Inc. (a)	692,941
	Telecommunication Equipment (4.2%)
25	Nortel Networks Corp. (Canada) (a)	206

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
16,445	Research In Motion Ltd. (Canada) (a)	$1,922,421
		1,922,627
	Wholesale Distributors (1.7%)
260,000	Li & Fung Ltd. (Hong Kong) **	783,610
	Wireless Telecommunications (2.0%)
17,517	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	924,022
	Total Common Stocks (Cost $36,789,279)	44,030,768
NUMBER OF SHARES (000)
	Short-Term Investment (b) (3.9%) Investment Company
$1,774	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,774,267)	1,774,267
Total Investments (Cost $38,563,546) (c)	100.1%	45,805,035
Liabilities In Excess of Other Liabilities	(0.1)	(59,722)
Net Assets	100.0%	$45,745,313

  ADR  American Depositary Receipt.

  **  Security trades on a Hong Kong exchange

  (a)  Non-income producing security.

  (b)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,675,035 and the aggregate gross unrealized depreciation is $4,433,546, resulting in net unrealized appreciation of $7,241,489

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Summary of Investments by Industry Classification ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$5,670,558	12.4%
Internet Software/Services	4,947,686	10.8
Chemicals: Agricultural	3,826,833	8.4
Financial Conglomerates	3,360,050	7.3
Biotechnology	2,848,448	6.2
Finance/Rental/Leasing	2,302,507	5.0
Internet Retail	2,300,949	5.0
Investment Banks/Brokers	2,216,100	4.8
Air Freight/Couriers	1,960,928	4.3
Telecommunication Equipment	1,922,627	4.2
Investment Company	1,774,267	4.0
Miscellaneous Commercial Services	1,690,561	3.7
Other Consumer Services	1,590,524	3.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Casino/Gaming	$1,443,068	3.1%
Construction Materials	1,355,940	3.0
Computer Processing Hardware	1,270,032	2.8
Apparel/Footwear Retail	988,714	2.1
Wireless Telecommunications	924,022	2.0
Restaurants	836,298	1.8
Wholesale Distributors	783,610	1.7
Specialty Telecommunications	692,941	1.5
Finance Energy	673,593	1.5
Home Building	424,779	0.9
	$45,805,035	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (64.3%)
	Advertising/Marketing Services (0.7%)
37,120	Omnicom Group, Inc.	$1,665,946
	Aerospace & Defense (2.6%)
49,715	Northrop Grumman Corp.	3,325,934
57,135	Raytheon Co.	3,215,558
		6,541,492
	Airlines (1.0%)
104,480	Continental Airlines, Inc. (Class B) (a)	1,056,293
106,200	Southwest Airlines Co.	1,384,848
		2,441,141
	Aluminum (0.7%)
25,610	Alcoa, Inc.	912,228
31,440	Aluminum Corp. of China Ltd. (ADR) (China)	897,298
		1,809,526
	Automotive Aftermarket (0.2%)
32,660	Goodyear Tire & Rubber Co. (The) (a)	582,328
	Biotechnology (1.9%)
38,130	Celgene Corp. (a)	2,435,363
44,860	Gilead Sciences, Inc. (a)	2,375,337
		4,810,700
	Chemicals: Major Diversified (0.6%)
46,500	Dow Chemical Co. (The)	1,623,315
	Computer Communications (1.1%)
124,400	Cisco Systems, Inc. (a)	2,893,544
	Computer Peripherals (0.9%)
151,345	EMC Corp. (a)	2,223,258
	Computer Processing Hardware (2.8%)
32,225	Apple Inc. (a)	5,395,754
77,470	Dell Inc. (a)	1,695,044
		7,090,798
	Department Stores (1.0%)
28,750	Kohl's Corp. (a)	1,151,150
67,465	MACY*S Inc.	1,310,170
		2,461,320
	Discount Stores (0.9%)
31,560	Costco Wholesale Corp.	2,213,618

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electric Utilities (0.5%)
30,520	American Electric Power Co., Inc.	$1,227,820
	Electrical Products (0.8%)
41,370	Emerson Electric Co.	2,045,747
	Electronic Production Equipment (0.5%)
33,950	Applied Materials, Inc.	648,106
16,970	KLA-Tencor Corp.	690,849
		1,338,955
	Electronics/Appliances (1.2%)
69,450	Sony Corp. (ADR) (Japan)	3,037,743
	Finance/Rental/Leasing (0.9%)
28,150	Visa Inc. - (Class A)	2,288,877
	Financial Conglomerates (1.1%)
42,075	American Express Co.	1,584,965
36,960	JPMorgan Chase & Co.	1,268,098
		2,853,063
	Food: Major Diversified (2.8%)
61,020	Kellogg Co.	2,930,180
145,010	Kraft Foods Inc. (Class A)	4,125,534
		7,055,714
	Forest Products (0.6%)
32,110	Weyerhaeuser Co.	1,642,105
	Home Building (0.5%)
34,360	Gafisa S.A. (ADR) (Brazil)	1,180,953
	Home Improvement Chains (0.6%)
72,295	Lowe's Companies, Inc.	1,500,121
	Household/Personal Care (1.3%)
46,385	Colgate-Palmolive Co.	3,205,204
	Information Technology Services (1.8%)
38,880	International Business Machines Corp.	4,608,446
	Integrated Oil (2.4%)
25,600	Exxon Mobil Corp.	2,256,128
30,660	Hess Corp.	3,868,985
		6,125,113
	Internet Software/Services (0.8%)
3,670	Google Inc. (Class A) (a)	1,931,961
	Investment Banks/Brokers (3.0%)
181,875	Charles Schwab Corp. (The)	3,735,713

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
8,410	Goldman Sachs Group, Inc. (The)	$1,470,909
48,130	Lazard Ltd. (Class A) (Bermuda)	1,643,640
17,420	NYSE Euronext	882,497
		7,732,759
	Investment Managers (0.6%)
61,935	Janus Capital Group, Inc.	1,639,419
	Major Banks (1.1%)
44,730	Bank of America Corp.	1,067,705
31,895	Wachovia Corp.	495,329
51,215	Wells Fargo & Co.	1,216,356
		2,779,390
	Media Conglomerates (0.3%)
46,375	Time Warner, Inc.	686,350
	Medical Specialties (5.4%)
32,810	Bard (C.R.), Inc.	2,885,640
40,865	Covidien Ltd.	1,957,025
82,870	St. Jude Medical, Inc. (a)	3,387,726
66,070	Thermo Fisher Scientific, Inc. (a)	3,682,081
27,550	Zimmer Holdings, Inc. (a)	1,874,778
		13,787,250
	Miscellaneous Commercial Services (0.5%)
102,240	E-House China Holdings Ltd. (ADR) (China)	1,161,446
	Motor Vehicles (1.0%)
77,670	Honda Motor Co., Ltd. (ADR) (Japan)	2,643,110
	Oilfield Services/Equipment (1.6%)
38,590	Halliburton Co.	2,047,971
23,180	Smith International, Inc.	1,927,185
		3,975,156
	Other Consumer Services (0.4%)
35,980	eBay Inc. (a)	983,333
	Packaged Software (5.0%)
134,180	Microsoft Corp. (a)	3,691,292
232,895	Oracle Corp. (a)	4,890,795
143,455	Sybase, Inc. (a)	4,220,446
		12,802,533
	Pharmaceuticals: Major (1.2%)
47,610	Johnson & Johnson	3,063,227
	Precious Metals (1.1%)
60,290	Barrick Gold Corp. (Canada)	2,743,195

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (0.5%)
30,370	Allstate Corp. (The)	$1,384,568
	Pulp & Paper (0.8%)
210,340	AbitibiBowater, Inc.	1,962,472
	Recreational Products (0.6%)
90,500	Mattel, Inc.	1,549,360
	Restaurants (1.1%)
51,510	McDonald's Corp.	2,895,892
	Semiconductors (2.1%)
142,235	Intel Corp.	3,055,208
203,470	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	2,219,858
		5,275,066
	Specialty Telecommunications (0.9%)
192,329	Windstream Corp.	2,373,340
	Steel (1.5%)
20,837	United States Steel Corp.	3,850,261
	Telecommunication Equipment (0.8%)
78,065	Nokia Corp. (ADR) (Finland)	1,912,592
	Tobacco (2.9%)
83,350	Altria Group, Inc.	1,713,676
42,250	Philip Morris International Inc. (a)	2,086,728
66,440	UST, Inc.	3,628,288
		7,428,692
	Trucks/Construction/Farm Machinery (1.1%)
15,335	Caterpillar Inc.	1,132,030
40,210	PACCAR, Inc.	1,681,984
		2,814,014
	Wireless Telecommunications (0.9%)
130,515	Metropcs Communications Inc. (a)	2,311,421
	Total Common Stocks (Cost $124,321,770)	164,153,654

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (8.0%)
	Accident & Health Insurance (0.0%)
$65	Travelers Co. Inc.	5.80%	05/15/18	63,359

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Aerospace & Defense (0.1%)
$202	Systems 2001 Asset Trust - 144A (b) (Cayman Islands)	6.664%	09/15/13	$204,859
	Agricultural Commodities/Milling (0.0%)
90	Archer Daniels	5.45	03/15/18	87,971
	Airlines (0.1%)
326	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	296,867
	Beverages: Alcoholic (0.1%)
145	FBG Finance Ltd. - 144A (b) (Australia)	5.125	06/15/15	137,059
195	Miller Brewing Co. - 144A (b)	4.25	08/15/08	195,272
				332,331
	Biotechnology (0.1%)
130	Amgen, Inc.	5.85	06/01/17	128,265
110	Biogen Idec, Inc.	6.875	03/01/18	112,873
				241,138
	Broadcasting (0.0%)
100	Grupo Televisa SA - 144A (b)	6.00	05/15/18	97,754
	Cable/Satellite TV (0.1%)
110	Comcast Cable Communications, Inc.	6.75	01/30/11	114,024
195	Comcast Corp.	5.70	05/15/18	185,342
30	Comcast Corp.	6.50	01/15/15	30,504
				329,870
	Chemicals: Agricultural (0.0%)
25	Monsanto Co.	5.125	04/15/18	24,564
	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375	12/01/08	105,165
	Computer Processing Hardware (0.1%)
105	Dell Inc. - 144A (b)	5.65	04/15/18	101,509
45	Hewlett-Packard Co.	5.50	03/01/18	44,155
				145,664
	Department Stores (0.3%)
415	General Electric Capital Corp.	5.625	05/01/18	402,073
275	May Department Stores Co.	5.95	11/01/08	274,801
				676,874
	Discount Stores (0.1%)
145	Wal Mart Stores Inc.	4.25	04/15/13	144,343
	Drugstore Chains (0.1%)
25	CVS Caremark Corp.	5.75	06/01/17	24,631

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$55	CVS Corp.	5.75%		08/15/11	$56,393
159	CVS Lease Pass Through - 144A (b)	6.036		12/10/28	148,277
					229,301
	Electric Utilities (0.6%)
15	Appalachian Power Co. (Series O)	5.65		08/15/12	15,020
175	Arizona Public Service Co.	5.80		06/30/14	166,478
185	Carolina Power & Light Co.	5.125		09/15/13	186,362
55	CenterPoint Energy Resources, Corp.	6.25		02/01/37	48,954
25	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	26,789
65	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	67,133
125	Consumers Energy Co. (Series H)	4.80		02/17/09	125,378
100	Detroit Edison Co. (The)	6.125		10/01/10	104,129
200	E.ON International Finance BV	5.80		04/30/18	196,564
130	Entergy Gulf States, Inc.	3.082	(d)	12/01/09	128,547
65	Ohio Edison Co.	6.40		07/15/16	64,946
170	Ohio Power Company (Series K)	6.00		06/01/16	168,903
60	Peco Energy Co.	5.35		03/01/18	58,831
125	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	125,694
85	Texas Eastern Transmission	7.00		07/15/32	85,440
65	Union Electric Co.	6.70		02/01/19	65,964
					1,635,132
	Electrical Products (0.1%)
175	Cooper Industries, Inc.	5.25		11/15/12	175,903
	Electronic Components (0.1%)
140	Philips Electronics NV	5.75		03/11/18	137,412
	Electronic Equipment/Instruments (0.0%)
80	Xerox Corp.	6.35		05/15/18	79,111
	Electronic Production Equipment (0.0%)
105	KLA Instruments Corp.	6.90		05/01/18	103,119
	Electronics/Appliances (0.0%)
90	LG Electronics Inc. - 144A (b) (South Korea)	5.00		06/17/10	88,595
	Finance (0.0%)
100	Pearson Dollar Finance Two PLC - 144A (b)	6.25		05/06/18	99,028
	Finance/Rental/Leasing (0.2%)
65	Capmark Financial Group	6.30		05/10/17	42,080
155	Capmark Financial Group	5.875		05/10/12	109,425
125	CIT Group Inc. (Series MTN)	4.75		08/15/08	124,372
210	Nationwide Building Society - 144A (b) (United Kingdom)	4.25		02/01/10	206,430
75	SLM Corp.	8.45		06/15/18	72,068
					554,375

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Financial Conglomerates (0.4%)
$85	Brookfield Asset Management Inc. (Canada)	5.80%		04/25/17	$76,031
295	Chase Manhattan Corp.	6.00		02/15/09	296,773
110	Citigroup Inc.	5.875		05/29/37	93,835
185	Citigroup Inc.	6.125		11/21/17	177,856
95	General Electric Capital Corp. (Series A)	4.25		12/01/10	96,017
165	JPMorgan Chase & Co.	4.75		05/01/13	160,527
40	Prudential Financial, Inc.	6.625		12/01/37	37,876
					938,915
	Food Retail (0.0%)
25	Delhaize America, Inc.	9.00		04/15/31	29,508
50	Kroger Co.	5.00		04/15/13	49,233
					78,741
	Food: Major Diversified (0.1%)
50	ConAgra Foods, Inc.	7.00		10/01/28	51,614
75	ConAgra Foods, Inc.	8.25		09/15/30	87,117
135	Kraft Foods Inc.	6.125		08/23/18	130,980
					269,711
	Foods & Beverages (0.0%)
50	Dr. Pepper Snapple Group - 144A (b)	6.82		05/01/18	50,295
	Gas Distributors (0.1%)
40	Equitable Resources Inc.	6.50		04/01/18	40,129
75	Nisource Finance Corp.	6.80		01/15/19	73,685
130	NiSource Finance Corp.	3.208	(d)	11/23/09	126,420
95	Questar Market Resources Inc.	6.80		04/01/18	92,986
					333,220
	Home Improvement Chains (0.1%)
100	Home Depot Inc.	5.40		03/01/16	91,965
250	Home Depot Inc.	2.901	(d)	12/16/09	243,584
					335,549
	Hotels/Resorts/Cruiselines (0.0%)
85	Starwood Hotels & Resorts	6.75		05/15/18	80,301
	Industrial Conglomerates (0.3%)
470	General Electric Co.	5.25		12/06/17	452,651
90	Honeywell International Inc.	5.30		03/01/18	88,823
125	Textron Financial Corp. (Series MTN)	5.125		02/03/11	126,455
					667,929
	Industrial Machinery (0.0%)
75	Parker-Hannifin Corp.	5.50		05/15/18	75,378

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Industrial Specialties (0.0%)
$85	Cox Commuciations Inc.	6.25%		06/01/18	$83,127
	Insurance Brokers/Services (0.2%)
210	Catlin Insurance Co., Ltd. - 144A (b) (Bahamas)	7.249		(e)	153,506
375	Farmers Exchange Capital - 144A (b)	7.05		07/15/28	343,664
					497,170
	Integrated Oil (0.1%)
165	Concophillips	5.20		05/15/18	162,921
90	Marathon Oil Corp.	6.00		10/01/17	89,643
75	Petro-Canada	6.05		05/15/18	74,047
					326,611
	Investment Banks/Brokers (0.5%)
130	Bear Stearns Co. Inc.	7.25		02/01/18	135,898
95	Bear Stearns Co. Inc.	6.40		10/02/17	94,040
250	Goldman Sachs Group Inc. (The)	6.15		04/01/18	242,977
205	Goldman Sachs Group Inc. (The)	6.75		(f)	188,088
90	Lehman Brothers Holdings, Inc.	5.75		01/03/17	79,551
135	Lehman Brothers Holdings, Inc.	6.50		07/19/17	125,098
240	Lehman Brothers Holdings, Inc.	6.875		07/17/37	207,181
125	NYSE Euronext	4.80		06/28/13	123,415
					1,196,248
	Major Banks (0.7%)
225	Bank of America Corp.	5.65		05/01/18	210,443
115	Bank of America Corp.	5.75		12/01/17	108,190
75	Bank of New York Mellon Corp. (Series MTN)	4.50		04/01/13	73,188
260	Credit Suisse New York	6.00		02/15/18	250,808
130	HBOS PLC - 144A (b)	6.75		05/21/18	124,547
115	HSBC Finance Corp.	6.75		05/15/11	119,589
125	Popular North America, Inc. (Series F)	5.65		04/15/09	123,814
360	Unicredit Luxembourg Finance S.A. - 144A (b) (Luxembourg)	2.97	(d)	10/24/08	359,778
335	Wachovia Capital Trust III	5.80		(f)	227,928
90	Wachovia Corp.	5.50		05/01/13	86,229
210	Wells Fargo Co.	5.625		12/11/17	203,550
					1,888,064
	Major Telecommunications (0.5%)
50	AT&T Corp.	8.00		11/15/31	57,563
30	AT&T Inc.	5.60		05/15/18	29,325
180	AT&T Inc.	6.30		01/15/38	170,606
70	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	80,527

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$155	France Telecom S.A. (France)	8.50%		03/01/31	$188,137
125	SBC Communications, Inc.	6.15		09/15/34	117,162
130	Sprint Capital Corp.	8.75		03/15/32	124,124
45	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	41,240
110	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	109,994
115	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	113,495
150	Telefonica Europe BV (Netherlands)	8.25		09/15/30	172,663
130	Verizon Communications	5.50		02/15/18	123,897
					1,328,733
	Managed Health Care (0.0%)
80	Unitedhealth Group Inc.	6.00		02/15/18	77,526
	Media Conglomerates (0.3%)
80	Time Warner Cable Inc.	6.75		07/01/18	80,676
325	Time Warner Cable Inc.	2.915	(d)	11/13/09	315,933
140	Viacom, Inc.	6.875		04/30/36	131,864
130	Vivendi - 144A (b)	6.625		04/04/18	129,265
					657,738
	Medical Specialties (0.1%)
65	Baxter International	4.625		03/15/15	61,942
80	Baxter International	5.375		06/01/18	79,207
100	Covidien International Finance	6.00		10/15/17	101,388
					242,537
	Miscellaneous (0.1%)
140	Oracle Corp.	5.75		04/15/18	140,139
	Motor Vehicles (0.1%)
80	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	92,747
85	Harley-Davidson Funding - 144A (b)	6.80		06/15/18	84,133
					176,880
	Multi-Line Insurance (0.2%)
355	AIG SunAmerica Global Financing VI - 144A (b)	6.30		05/10/11	360,757
250	American General Finance Corp. (Series H)	4.625		09/01/10	242,350
225	Two-Rock Pass Through - 144A (b) (Bahamas)	3.656	(d)	(e)	22,781
					625,888
	Oil & Gas Pipelines (0.1%)
100	Gaz Capital - 144A (b)	6.51		03/07/22	90,000
170	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	162,268
					252,268
	Oil & Gas Production (0.1%)
25	Husky Oil Ltd. (Canada)	8.90		08/15/28	25,141
120	XTO Energy Inc.	5.50		06/15/18	114,813
					139,954

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Oil Refining/Marketing (0.1%)
$50	Marathon Oil Corp.	5.90%		03/15/18	$49,505
135	Valero Energy Corp.	3.50		04/01/09	134,655
					184,160
	Oilfield Services/Equipment (0.0%)
70	Weatherford International Inc.	6.00		03/15/18	69,210
	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125		06/15/12	186,973
105	Rio Tinto Finance USA Ltd.	6.50		07/15/18	105,511
					292,484
	Pharmaceuticals: Major (0.2%)
90	Astrazeneca	5.90		09/15/17	92,413
165	Bristol-Myers Squibb	5.45		05/01/18	163,073
150	Glaxosmithkline Capital Inc.	5.65		05/15/18	149,707
60	Wyeth	5.45		04/01/17	59,277
15	Wyeth	5.50		02/15/16	15,099
					479,569
	Property - Casualty Insurers (0.4%)
80	Ace Ina Holdings	5.60		05/15/15	77,152
220	Berkshire Hathaway Finance Corp. - 144A (b)	5.40		05/15/18	220,297
25	Chubb Corp.	5.75		05/15/18	24,275
300	Mantis Reef Ltd. - 144A (b) (Cayman Islands)	4.692		11/14/08	298,878
85	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	79,980
260	Xlliac Global Funding - 144A (b)	4.80		08/10/10	258,056
					958,638
	Railroads (0.1%)
115	Burlington Santa Fe Corp.	6.125		03/15/09	116,075
25	Canadian National Railway Co.	5.55		05/15/18	24,712
100	Korea Railroad Corp. - 144A (b)	5.375		05/15/13	99,167
					239,954
	Real Estate Development (0.1%)
362	World Financial Properties - 144A (b)	6.91		09/01/13	362,046
	Real Estate Investment Trusts (0.1%)
260	iStar Financial Inc.	3.027	(d)	03/09/10	220,425
35	Prologis Trust	6.625		05/15/18	34,539
					254,964
	Restaurants (0.1%)
135	Tricon Global Restaurants, Inc.	8.875		04/15/11	146,012

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Savings Banks (0.3%)
$110	Household Finance Corp.	4.125%	12/15/08	$109,841
95	Household Finance Corp.	5.875	02/01/09	95,673
75	Household Finance Corp.	6.375	10/15/11	76,762
320	Sovereign Bancorp, Inc.	2.829	03/23/10	286,214
165	Washington Mutual Bank	5.50	01/15/13	132,125
				700,615
	Services to the Health Industry (0.0%)
80	Medco Health Solutions Inc.	7.125	03/15/18	83,225
	Specialty Steels (0.0%)
100	GTL Trade Finance Inc. - 144A (b)	7.25	10/20/17	100,635
	Steel (0.0%)
100	ArcelorMittal - 144A (b)	6.125	06/01/18	97,904
	Tobacco (0.1%)
140	Philip Morris International Inc.	5.65	05/16/18	136,328
	Total Corporate Bonds (Cost $21,394,497)			20,421,401
	U.S. Government Obligations (3.2%)
	U.S. Treasury Bond
2,250		6.125	08/15/29	2,714,591
200		6.375	08/15/27	245,063
700		4.50	02/15/36	695,243
550		3.125	11/30/09	555,887
	U.S. Treasury Note
750		6.00	08/15/09	779,356
1,800		5.375	02/15/31	2,000,533
350		3.50	08/15/09	354,566
700		2.00	02/28/10	695,133
	Total U.S. Government Obligations (Cost $8,034,063)			8,040,372
	U.S. Government Agency - Mortgage-Backed Securities (4.2%)
	Federal Home Loan Mortgage Corp.
62		7.50	01/01/30 - 04/01/31	67,456
300		5.125	11/17/17	308,781
	Federal Home Loan Mortgage Corp. PC Gold
3		6.50	05/01/29 - 12/01/31	2,783
168		8.00	11/01/30	182,150

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Federal National Mortgage Assoc.
$994		5.766%		01/01/36	$1,017,970
449		5.783		03/01/36	458,293
412		5.872		03/01/36	421,204
450		6.232		05/01/36	457,246
437		6.247		05/01/36	443,261
3		6.50		11/01/29	2,474
1,016		7.00		10/01/27 - 11/01/34	1,074,080
752		7.50		10/01/29 - 09/01/35	810,981
535		8.00		11/01/29 - 05/01/31	579,449
	Federal National Mortgage Assoc. ARM
937		5.772		01/01/36	960,380
557		5.819		12/01/35	569,766
563		5.832		10/01/35	576,204
476		5.833		11/01/35	486,475
954		6.248		04/01/36	977,705
461		6.286		07/01/36	468,672
275		6.291		07/01/36	279,217
545		6.302		04/01/36	555,260
	Total U.S. Government Agency - Mortgage-Backed Securities (Cost $10,719,313)				10,699,807
	Asset-Backed Securities (1.7%)
482	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	487,955
265	Capital Auto Receivables Asset Trust 2006-SN1A A3 144A (b)	5.31		10/20/09	265,029
475	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	2.531	(d)	07/15/10	473,275
176	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	173,136
212	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	213,863
339	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	340,456
450	Citibank Credit Card Issuance Trust 2007-A1 A1	2.791	(d)	03/22/12	445,880
107	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	107,675
339	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	342,046
167	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	168,469
381	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	382,349
258	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	259,301
300	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (b)	4.93		02/25/10	298,578
103	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	102,903
36	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	36,095
100	Lehman XS Trust 2006-16N M2	2.792	(d)	11/25/46	5,000
85	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	84,534
36	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	36,166

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81%		11/17/14	$124,414
16	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	16,120
7	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	7,209
35	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	35,499
	Total Asset-Backed Securities (Cost $4,477,946)				4,405,952
	Collateralized Mortgage Obligations (3.0%)
	U.S. Government Agencies (0.6%)
239	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	2.632	(d)	09/25/45	235,399
999	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	301,245
4,331	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.519	(d)	03/25/36	116,408
522	Federal National Mortgage Assoc. 2006-118 A2	2.542	(d)	12/25/36	503,491
372	Federal National Mortgage Assoc. 2006-28 1A1	2.592	(d)	03/25/36	364,090
	Total U.S. Government Agencies (Cost$1,546,545)				1,520,633
	Private Issues (2.4%)
222	Adjustable Rate Mortgage Trust - 2005-6A 2A1	2.792	(d)	11/25/35	172,563
	American Home Mortgage Investment Trust
125	2005-4 1M2	3.855	(d)	11/25/45	20,616
200	2007-1 1M1	2.772	(d)	03/25/46	20,000
419	2006-2	2.713	(d)	09/25/46	226,760
452	2007-1 GA1C	2.672	(d)	05/25/47	325,046
209	2007-5 A3	2.783	(d)	06/25/47	80,912
510	2007-5	2.723	(d)	06/25/47	334,355
	Bear Stearns Mortgage Funding Trust
326	2006-AR5 1A1	2.642	(d)	12/25/36	236,650
332	2007-AR1 1A2	2.692	(d)	01/25/37	166,507
	Countrywide Alternative Loan Trust
301	2005-56 2A3	5.028	(d)	11/25/35	222,734
2,512	2006-0A17 (IO)	1.276	(d)	12/20/46	96,661
141	2006-0A18	2.753	(d)	12/25/46	55,850
310	2006-0A2 A3	2.752	(d)	05/20/46	166,731
2,597	2006-0A21 X (IO)	1.53		03/20/47	111,626
296	2006-OA1 2A2	2.792	(d)	03/20/46	159,216
177	2006-OA17 1XP (IO)	2.782	(d)	12/20/46	59,156
2,519	2007-0A3 X (IO)	2.00		04/25/47	107,055
476	2007-0A8 2A2	2.713	(d)	06/25/47	268,646

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$440	Greenpoint Mortgage Funding Trust 2006-0H1 A2	2.712	(d)%	01/25/37	$235,178
	Harborview Mortgage Loan Trust
442	2006-14 2A1A	2.632	(d)	03/19/38	310,735
350	2006-8 2A1B	2.731	(d)	08/21/36	200,872
466	2006-AR1 2A1A	2.662	(d)	11/19/36	329,136
370	Luminent Mortgage Trust 2006-4, A1B	2.712	(d)	05/25/46	216,899
200	Mastr Adjustable Rate Mortgages Trust 2007-3 1M1	3.332	(d)	05/25/47	5,000
	Residential Accredit Loans, Inc.
351	2007-Q03 A3	2.742	(d)	03/25/47	136,375
542	2007-QH1 A2	2.672	(d)	02/25/37	284,544
	Structured Asset Mortgage Investments Inc.
530	2007-AR1 2A2	2.692	(d)	01/25/37	305,547
150	2006-AR7	2.852	(d)	08/25/36	7,500
	Washington Mutual Mortgage Pass-Through Cetificates
213	2005-AR13 A1A2	4.978	(d)	10/25/45	166,718
6,163	2005-AR6 X (IO)	1.166		04/25/45	100,151
75	2006-AR5	2.832	(d)	06/25/46	34,130
436	2007-0A1 A1B	2.682	(d)	02/25/47	302,096
389	2007-0A1 CA1B	2.682	(d)	12/25/46	216,040
14,060	2007-OA2 1XPP (IO)	0.255		03/25/47	228,480
550	2007-OA6 CA1B	2.712	(d)	07/25/47	313,337
	Total Private Issues (Cost $10,287,593)				6,223,822
	Total Collateralized Mortgage Obligations (Cost $11,833,206)				7,744,455
NUMBER OF CONTRACTS
	Call Options Purchased (0.0%)
108	90 day Euro $ Futures September/2009 @ 96.75 (Cost $93,436)				99,225
PRINCIPAL AMOUNT IN THOUSANDS
	Short-term Investments (14.8%)
	U.S. Government Obligation (g) (0.1%)
$160	U.S. Treasury Bills (c) (Cost $159,313)				159,289

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (h) (14.7%)
	37,595Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $37,594,709)		$37,594,709
	Total Short-term Investments (Cost $37,754,022)		37,753,998
	Total Investments (Cost $218,628,253) (i) (j)	99.2%	253,318,864
	Total Written Options Outstanding (Premiums $53,713)	0.0	(60,075)
	Assets in Excess of Other Liabilities	0.8	2,153,763
	Net Assets	100.0%	$255,412,552

  ADR  American Depositary Receipt.

  ARM  Adjustable Rate Mortgage.

  IO  Interest Only Security.

  MTN  Medium-Term Note.

  PC  Participation Certificate.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  A portion of this security has been physically segregated in connection with open future contracts in the amount of $86,037.

  (d)  Variable rate security. Rate shown is the rate in effect at June 30, 2008.

  (e)  Foreign issued with perpetual maturity.

  (f)  Security issued with perpetual maturity.

  (g)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (h)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Instiutional Class.

  (i)  Securities have been designated as collateral in amount equal to $23,677,122 in connection with open futures and swap contracts.

  (j)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $48,534,899 and the aggregate gross unrealized depreciation is $13,850,649, resulting in net unrealized appreciation of $34,684,250.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SUMMARY OF INVESTMENTS PORTFOLIO COMPOSITION	MARKET VALUE		PERCENT OF TOTAL INVESTMENTS
Common Stocks	$164,153,654		64.8%
Short-Term Investments	37,753,998		14.9
U.S. Government Agencies and Obligations	18,740,179		7.4
Corporate Bonds	20,421,401		8.1
Collateralized Mortgage Obligations	7,744,455		3.1
Asset-Backed Securities	4,405,952		1.7
Put Option Purchased	99,225		0.0
TOTAL INVESTMENTS	$253,318,864	@	100.0%

@  Does not include open long/short futures contracts with an underlying face amount of $24,993,048 with unrealized depreciation of $34,472, and open swap contracts with net unrealized appreciation of $908,223.

Options Written as of June 30, 2008:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
108	90 day Euro$ Futures	$97.25	September 2009	$53,714	$60,075

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
27	Long	U.S.Treasury Notes 2 Year, September 2008	$5,702,484	$(2,674)
32	Long	U.S.Treasury Notes 5 Year, September 2008	3,537,750	(13,788)
3	Long	90 Day Euro$ June 2009	723,525	6,578
1	Long	90 Day Euro$ December 2008	242,050	4,191
1	Long	90 Day Euro$ March 2009	241,700	3,954
1	Short	90 Day Euro$ June 2010	(238,938)	(990)
2	Short	90 Day Euro$ March 2010	(478,725)	(2,481)
2	Short	90 Day Euro$ December 2009	(479,675)	(3,087)
2	Short	90 Day Euro$ September 2009	(481,075)	159
7	Short	Swap Future 10 Year, September 2008	(769,672)	(7,335)
13	Short	U.S.Treasury Bonds 20 Year, September 2008	(1,502,719)	(4,622)
93	Short	U.S.Treasury Notes 10 Year, September 2008	(10,594,735)	(14,377)
Net Unrealized Depreciation				$(34,472)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Credit Default Swap Contracts Open at June 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International Arrow Electronics, Inc.	Buy	$150	1.00%	March 20, 2015	$(1,111)
Goldman Sachs International Avalonbay Communities Inc.	Buy	110	3.05	March 20, 2013	(6,373)
Merrill Lynch International Carnival Corp.	Buy	70	1.50	March 20, 2018	(244)
Merrill Lynch International Carnival Corp.	Buy	55	1.57	March 20, 2018	(156)
Bank of America, N.A. Carnival Corp.	Buy	65	1.57	March 20, 2018	(185)
Merrill Lynch International Carnival Corp.	Buy	60	1.60	March 20, 2018	(460)
Goldman Sachs International Coca-Cola Enterprises Inc.	Buy	220	0.588	March 20, 2013	(1,528)
Goldman Sachs International Chubb Corp.	Buy	350	0.10	March 20, 2012	5,957
Goldman Sachs International Dell Inc.	Buy	180	0.22	March 20, 2012	1,985
Goldman Sachs International Dow Jones Index	Sell	125	0.60	December 20, 2012	(678)
JPMorgan Chase N.A. New York Dow Jones Index	Sell	455	0.60	December 20, 2012	241
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	125	0.60	December 20, 2012	(1,496)
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	255	0.60	December 20, 2012	(3,762)
Goldman Sachs International Dow Jones Index	Sell	230	0.80	December 20, 2012	(96)
Goldman Sachs International Dow Jones Index	Sell	290	1.55	June 20, 2013	(870)
Citibank, N.A., New York Eaton Corp.	Buy	60	0.82	March 20, 2018	221
Merrill Lynch International Eaton Corp.	Buy	80	0.92	March 20, 2018	(310)
Goldman Sachs International Eaton Corp.	Buy	60	0.97	March 20, 2018	(460)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG Eli Lilly & Co.	Buy	$180	0.30%	March 20, 2013	$(691)
Goldman Sachs International Eli Lilly & Co.	Buy	45	0.33	March 20, 2013	(231)
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	60	0.46	March 20, 2018	728
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	85	0.45	March 20, 2018	1,097
Goldman Sachs International Goodrich Corp.	Buy	90	0.47	March 20, 2018	1,023
Bank of America, N.A. Goodrich Corp.	Buy	75	0.70	March 20, 2013	(618)
Bank of America, N.A. Goodrich Corp.	Buy	50	0.82	March 20, 2018	(777)
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	350	0.12	December 20, 2011	10,651
UBS AG Martin Marietta Materials, Inc.	Buy	55	1.73	March 20, 2018	(728)
UBS AG Martin Marietta Materials, Inc.	Buy	55	1.78	March 20, 2013	(634)
Bank of America, N.A. Nordstrom, Inc.	Buy	20	1.03	March 20, 2018	1,060
JPMorgan Chase N.A. New York Nordstrom, Inc.	Buy	75	1.07	March 20, 2018	715
JPMorgan Chase N.A. New York Pepsi Bottling Group, Inc.	Buy	55	0.58	March 20, 2013	(317)
JPMorgan Chase N.A. New York Pepsi Bottling Group, Inc.	Buy	80	0.63	March 20, 2013	(633)
Goldman Sachs International Prologis	Buy	65	3.33	March 20, 2013	(2,671)
Bank of America, N.A. Sealed Air Corp.	Buy	50	1.08	March 20, 2018	2,302
Goldman Sachs International Sealed Air Corp.	Buy	60	1.08	March 20, 2018	2,762
Bank of America, N.A. Sealed Air Corp.	Buy	90	1.12	March 20, 2018	3,887

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Sealed Air Corp.	Buy	$30	1.24%	March 20, 2018	$1,040
Bank of America, N.A. Textron Financial Corp.	Buy	70	0.80	March 20, 2018	2,182
UBS AG Textron Financial Corp.	Buy	80	1.00	March 20, 2013	771
UBS AG Textron Financial Corp.	Buy	50	1.01	March 20, 2013	482
Goldman Sachs International Textron Financial Corp.	Buy	110	1.05	March 20, 2013	791
UBS AG Textron Financial Corp	Buy	120	1.06	March 20, 2013	(1,341)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	67	0.43	March 20, 2012	719
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	140	0.43	March 20, 2012	1,510
Goldman Sachs International Union Pacific Corp.	Buy	175	0.20	December 20, 2011	2,294
Goldman Sachs International Motorola Inc,	Buy	120	0.15	December 20, 2011	9,288
Bank of America, N.A. Yum! Brands, Inc.	Buy	135	1.18	March 20, 2013	(973)
Net Unrealized Appreciation					$24,363

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at June 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. New York		$3,875	Fixed Rate 4.148%	Floating Rate 2.677%#	June 9, 2013	$(18,522)
Bank of America N.A. New York		1,113	Fixed Rate 5.37	Floating Rate 3.08#	February 12, 2018	7,758
Bank of America N.A. New York		1,850	Fixed Rate 5.592	Floating Rate 0.00#	February 19, 2018	27,546
Bank of America N.A. New York		1,050	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(4,536)
Bank of America N.A. New York		1,975	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(14,674)
Citibank N.A. New York		3,250	Fixed Rate 5.338	Floating Rate 2.638#	May 24, 2017	171,633
Citibank N.A. New York		1,900	Fixed Rate 5.448	Floating Rate 2.734#	August 9, 2017	115,387
Citibank N.A. New York		2,900	Fixed Rate 5.239	Floating Rate 2.655#	September 27, 2017	131,109
Citigroup Inc.		650	Fixed Rate 4.648	Floating Rate 2.638#	February 27, 2018	(734)
Deutsche Bank AG, New York		1,950	Fixed Rate 5.389	Floating Rate 2.638#	May 25, 2017	110,312
Deutsche Bank AG, New York	EUR	705	Fixed Rate 5.268	Floating Rate 5.13†	July 3, 2023	(1,709)
Goldman Sachs Group Inc.		$1,875	Fixed Rate 5.565	Floating Rate 0.00#	February 27, 2018	25,912
Goldman Sachs Group Inc.		3,775	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	60,929
JPMorgan Chase N.A. New York		3,465	Fixed Rate 4.07	Floating Rate 2.72#	May 16, 2013	(27,547)
JPMorgan Chase N.A. New York		3,550	Fixed Rate 5.34	Floating Rate 2.638#	May 24, 2017	188,150
JPMorgan Chase N.A. New York		2,450	Fixed Rate 5.448	Floating Rate 2.644#	May 29, 2017	149,328
JPMorgan Chase N.A. New York		2,150	Fixed Rate 5.088	Floating Rate 2.691#	September 11, 2017	73,208
Bank of America N.A. New York		1,437	Floating Rate 3.08#	Fixed Rate 5.815	February 12, 2023	(17,919)
Bank of America N.A. New York		2,390	Floating Rate 0.00#	Fixed Rate 6.03	February 19, 2023	(43,952)
Bank of America N.A. New York		1,345	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(3,779)
Bank of America N.A. New York		2,385	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(811)
Deutsche Bank AG, New York	EUR	565	Floating Rate 5.13†	Fixed Rate 4.934	July 1, 2018	(480)
Goldman Sachs Group Inc.		$2,405	Floating Rate 0.00#	Fixed Rate 5.96	February 27, 2023	(39,514)
Goldman Sachs Group Inc.		4,840	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(89,540)
JPMorgan Chase N.A. New York		4,100	Floating Rate 2.873#	Fixed Rate 4.408	May 1, 2018	86,305
Net Unrealized Appreciation						$883,860

  EUR  Euro.

  #  Floating rate represents USD-3 months LIBOR.

  †  Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements

Statements of Assets and Liabilities

For the six months ended June 30, 2008 (unaudited)

	Money Market	Limited Duration	Income Plus	High Yield	Utilities
Assets:
Investments in securities, at value*	$216,973,558	$90,134,787	$281,212,618	$41,559,330 †	$170,978,920	†
Investments in affiliates, at value**	—	15,040,420	23,985,624	8,138,969	2,100,172
Cash	24,980	39,936	810,401	—	341
Receivable for:
Investments sold	—	—	12,354,872	1,204,121	—
Shares of beneficial interest sold	—	—	7,300	—	—
Dividends	—	—	—	—	269,318
Interest	648,708	627,387	4,038,648	756,650	—
Foreign withholding taxes reclaimed	—	—	—	—	935
Principal paydowns	—	65,002	8	1,611	—
Variation margin	—	—	—	—	—
Periodic interest on open swap contracts	—	432,675	1,084,952	67,855	—
Interest/dividends from affiliates	—	40,284	37,382	—	7,251
Written options
Unrealized appreciation on open forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on open swap contracts	—	736,592	13,524,759	338,745	—
Prepaid expenses and other assets	10,435	5,795	31,541	3,125	7,271
Total Assets	217,657,681	107,122,878	337,088,105	52,070,406	173,364,208
Liabilities:
Collateral on securities loaned at value	—	—	—	10,667,428	31,760,802
Premium received on open swap contracts	—	53,283	376,494	204,082	—
Written call options outstanding, at value	—	59,519 ##	—	—	—
Unrealized depreciation on open swap contracts	—	335,569	2,169,955	334,371	—
Payable for:
Investments purchased	—	629,735	10,985,893	1,113,659	—
Shares of beneficial interest redeemed	1,216,421	130,549	654,549	—	221,324
Variation margin	—	23,402	35,579	4,180	—
Distribution fee (Class Y)	22,593	18,191	37,574	4,520	5,815
Investment advisory fee	83,069	25,125	109,600	14,329	69,194
Administration fee	9,230	7,295	21,355	2,757	9,819
Periodic interest payment on open swap contracts	—	166,852	1,231,224	41,378	—
Transfer agent fee	250	250	250	250	250
Payable to bank	—	—	—	215,304	—
Unrealized depreciation on open forward foreign currency contracts	—	—	—	4,156	—
Swap contracts collateral due to brokers	—	660,000	11,370,000	40,000	—
Accrued expenses and other payables	59,622	51,378	76,801	182,989	45,043
Total Liabilities	1,391,185	2,161,148	27,069,274	12,829,403	32,112,247
Net Assets	$216,266,496	$104,961,730	$310,018,831	$39,241,003	$141,251,961
Composition of Net Assets:
Paid-in-capital	$216,266,354	$132,023,477	$337,515,780	$345,914,711	$66,798,342
Accumulated undistributed net investment income (loss)	236	(129,063)	421,619	979,598	740,080
Accumulated undistributed net realized gain (loss)	(94)	(12,578,199)	(25,088,044)	(246,108,469)	14,596,455
Net unrealized appreciation (depreciation)	—	(14,354,485)	(2,830,524)	(61,544,837)	59,117,084
Net Assets	$216,266,496	$104,961,730	$310,018,831	$39,241,003	$141,251,961
* Cost	$216,973,558	$104,884,841	$295,021,096	$103,093,511	$87,629,173
** Affiliated Cost	$—	$15,030,179	$23,985,624	$8,138,969	$26,332,835
Class X Shares:
Net Assets	$111,391,061	$21,140,194	$135,480,655	$18,703,581	$114,430,607
Shares Outstanding (unlimited authorized shares of $.01 par value)	111,390,886	2,526,690	13,368,852	17,137,694	7,075,826
Net Asset Value Per Share	$1.00	$8.37	$10.13	$1.09	$16.17
Class Y Shares:
Net Assets	$104,875,435	$83,821,536	$174,538,176	$20,537,422	$26,821,354
Shares Outstanding (unlimited authorized shares of $.01 par value)	104,875,468	10,037,289	17,258,813	18,801,673	1,660,812
Net Asset Value Per Share	$1.00	$8.35	$10.11	$1.09	$16.15

†  Includes securities loaned at value of $10,109,890, $31,415,146, $18,807,442, $2,876,467, respectively.

††  Includes foreign currency at value of $325,311, 139,890, $52,967, with cost of $324,180, $139,514, and $50,967, respectively.

##  Premium received of $53,217.

See Notes to Financial Statements

	Income Builder	Dividend Growth	Global Dividend Growth		European Equity		Capital Opportunities
Assets:
Investments in securities, at value*	$48,145,907	$361,695,630	$169,331,043	†	$130,420,570	†	$349,774,636
Investments in affiliates, at value**	321,311	18,567,781	361,305		22,861		18,315,210
Cash	—	1,065	325,117	††	140,009	††	—
Receivable for:
Investments sold	—	—	466,154		1,275,408		—
Shares of beneficial interest sold	—	—	112		1,224		851
Dividends	41,097	355,709	504,177		395,658		42,614
Interest	174,774	—	—		—		—
Foreign withholding taxes reclaimed	—	82,655	36,406		188,161		—
Principal paydowns	—	—	—		—		—
Variation margin	—	—	—		—		—
Periodic interest on open swap contracts	—	—	—		—		—
Interest/dividends from affiliates	1,236	24,413	2,023		1,401		47,460
Written options
Unrealized appreciation on open forward foreign currency contracts	—	—	—		1,950		—
Unrealized appreciation on open swap contracts	—	—	—		—		—
Prepaid expenses and other assets	1,659	17,818	8,170		7,865		106,091
Total Assets	48,685,984	380,745,071	171,034,507		132,455,107		368,286,862
Liabilities:
Collateral on securities loaned at value	—	—	19,714,422		3,107,270		—
Premium received on open swap contracts	—	—	—		—		—
Written call options outstanding, at value	—	—	—		—		—
Unrealized depreciation on open swap contracts	—	—	—		—		—
Payable for:
Investments purchased	80,538	—	—		—		78,286
Shares of beneficial interest redeemed	18,713	154,613	54,258		64,489		871,728
Variation margin	—	—	—		—		—
Distribution fee (Class Y)	5,815	20,511	11,055		6,764		20,162
Investment advisory fee	28,841	165,981	91,034		91,766		135,247
Administration fee	3,459	27,073	10,893		9,144		26,516
Periodic interest payment on open swap contracts	—	—	—		—		—
Transfer agent fee	250	250	250		250		250
Payable to bank	—	—	—		—		—
Unrealized depreciation on open forward foreign currency contracts	—	—	—		—		—
Swap contracts collateral due to brokers	—	—	—		—		—
Accrued expenses and other payables	27,010	74,137	51,790		52,373		68,261
Total Liabilities	164,626	442,565	19,933,702		3,332,056		1,200,450
Net Assets	$48,521,358	$380,302,506	$151,100,805		$129,123,051		$367,086,412
Composition of Net Assets:
Paid-in-capital	$48,350,675	$526,684,732	$121,187,041		$103,218,656		$640,293,392
Accumulated undistributed net investment income (loss)	16,468	1,419,054	3,048,899		3,008,193		(481,671)
Accumulated undistributed net realized gain (loss)	1,157,065	(155,451,811)	6,727,620		3,141,682		(317,460,138)
Net unrealized appreciation (depreciation)	(1,002,850)	7,650,531	20,137,245		19,754,520		44,734,829
Net Assets	$48,521,358	$380,302,506	$151,100,805		$129,123,051		$367,086,412
* Cost	$49,153,718	$345,642,710	$134,150,005		$108,320,754		$305,039,757
** Affiliated Cost	$316,350	$26,970,170	$15,402,894		$2,393,627		$18,315,210
Class X Shares:
Net Assets	$22,448,551	$288,081,765	$102,081,954		$98,595,646		$278,346,652
Shares Outstanding (unlimited authorized shares of $.01 par value)	2,283,313	19,199,925	9,177,715		4,904,310		8,443,971
Net Asset Value Per Share	$9.83	$15.00	$11.12		$20.10		$32.96
Class Y Shares:
Net Assets	$26,072,806	$92,220,741	$49,018,851		$30,527,405		$88,739,760
Shares Outstanding (unlimited authorized shares of $.01 par value)	2,661,339	6,158,337	4,448,708		1,525,912		2,706,900
Net Asset Value Per Share	$9.80	$14.97	$11.02		$20.01		$32.78

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Assets and Liabilities continued

For the six months ended June 30, 2008 (unaudited)

	S&P 500 Index	Global Advantage		Aggressive Equity	Strategist
Assets:
Investments in securities, at value*	$168,533,999	$17,882,962		$44,030,768	$214,339,587	†
Investments in affiliates, at value**	2,977,271	30,855		1,774,267	38,979,277
Cash	—	53,191	††	—	—
Receivable for:
Investments sold	1,790,112	120,106		—	1,982,671
Shares of beneficial interest sold	86,819	22,564		—	—
Dividends	231,974	11,656		5,365	184,043
Interest	—	—		—	472,686
Foreign withholding taxes reclaimed	—	16,991		—	—
Principal paydowns	—	—		—	12,615
Variation margin	1,540	—		—	—
Periodic interest on open swap contracts	—	—		—	231,608
Interest/dividends from affiliate	1,322	439		5,243	87,534
Unrealized appreciation on open forward foreign currency contracts	—	—		—	—
Unrealized appreciation on open swap contracts	—	—		—	1,199,283
Prepaid expenses and other assets	9,381	2,606		2,664	26,393
Total Assets	173,632,418	18,141,370		45,818,307	257,515,697
Liabilities:
Collateral on securities loaned at value	—	—		—	—
Premium received on open swap contracts	—	—		—	32,920
Written call options outstanding, at value	—	—		—	60,075	##
Unrealized depreciation on open swap contracts	—	—		—	291,060
Payable for:
Investments purchased	38,729	—		228	402,980
Shares of beneficial interest redeemed	9,919	97,233		8,497	208,926
Variation margin	—	—		—	3,247
Distribution fee (Class Y)	27,147	1,681		5,601	16,508
Investment advisory fee	17,844	9,352		27,291	88,004
Administration fee	12,435	1,317		3,315	18,179
Periodic interest on open swap contracts	—	—		—	101,940
Transfer agent fee	250	250		250	250
Payable to bank	342,389	—		—	86,294
Unrealized depreciation on open forward foreign currency contracts	—	—		—	—
Swap contracts collateral due to brokers	—	—		—	730,000
Accrued expenses and other payables	61,599	22,963		27,812	62,762
Total Liabilities	510,312	132,796		72,994	2,103,145
Net Assets	$173,122,106	$18,008,574		$45,745,313	$255,412,552
Composition of Net Assets:
Paid-in-capital	$155,251,702	$33,107,748		$64,342,075	$213,171,471
Accumulated undistributed net investment income (loss)	1,621,641	73,653		(81,883)	1,720,941
Accumulated undistributed net realized gain (loss)	(29,734,939)	(16,723,451)		(25,756,362)	4,962,139
Net unrealized appreciation (depreciation)	45,983,702	1,550,624		7,241,483	35,558,001
Net Assets	$173,122,106	$18,008,574		$45,745,313	$255,412,552
* Cost	$121,838,698	$16,334,390		$36,789,279	$180,005,269
** Affiliated Cost	$3,633,519	$30,855		$1,774,267	$38,622,984
Class X Shares:
Net Assets	$51,969,787	$10,642,116		$21,033,634	$181,556,370
Shares Outstanding (unlimited authorized shares of $.01 par value)	4,491,520	1,095,216		1,268,460	14,029,982
Net Asset Value Per Share	$11.57	$9.72		$16.58	$12.94
Class Y Shares:
Net Assets	$121,152,319	$7,366,458		$24,711,679	$73,863,856
Shares Outstanding (unlimited authorized shares of $.01 par value)	10,529,195	760,481		1,513,458	5,721,572
Net Asset Value Per Share	$11.51	$9.69		$16.33	$12.91

†  Includes securities loaned at value of $10,109,890, $31,415,146, $18,807,442, $2,876,467, respectively.

††  Includes foreign currency at value of $325,311, 139,890, $52,967, with cost of $324,180, $139,514, and $50,967, respectively.

##  Premium received of $53,713.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2008 (unaudited)

	Money Market	Limited Duration	Income Plus	High Yield
Investment Income:
Income
Interest	$4,117,722	$2,384,469	$9,185,042	$2,087,444
Interest and dividends from affiliates	—	221,816	262,005	11,539
Income from securities loaned - net	—	—	—	2,590
Dividends†	—	—	—	—
Total Income	4,117,722	2,606,285	9,447,047	2,101,573
†Net of Foreign withholding tax	—	—	—	—
Expenses
Investment advisory fee	501,460	175,057	701,604	89,435
Administration fee	55,718	46,682	133,639	17,035
Distribution fee (Class Y shares)	137,384	115,901	234,721	28,225
Professional fees	28,944	16,397	25,144	219,302
Transfer agent fees and expenses	250	250	250	250
Shareholder reports and notices	13,821	9,354	18,674	6,832
Trustees' fees and expenses	1,294	1,115	3,114	431
Registration fees	—	—	—	—
Custodian fees	12,322	21,218	20,056	11,344
Other	9,300	11,583	20,392	8,235
Total Expenses	760,493	397,557	1,157,594	381,089
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	—	(6,376)	(8,077)	(371)
Net Expenses	760,493	391,181	1,149,517	380,718
Net Investment Income	3,357,229	2,215,104	8,297,530	1,720,855
Realized and Unrealized Loss:
Realized Gain (Loss) on:
Investments	—	(2,330,055)	3,485,519	(186,281)
Futures contracts	—	46,616	(3,516,266)	(45,998)
Option contracts	—	—	—	—
Swap contracts	—	243,729	(2,136,881)	(16,160)
Foreign exchange transactions	—	89	660	(36,499)
Net Realized Loss	—	(2,039,621)	(2,166,968)	(284,938)
Change in Unrealized Appreciation/Depreciation on:
Investments	—	(10,295,174)	(16,386,622)	(1,567,568)
Investments in affiliates	—	(7,357)	—	—
Futures contracts	—	(46,341)	(414,399)	(31,789)
Swap contracts	—	(102,487)	2,834,334	(232,117)
Option contracts	—	(567)	—	—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	—	—	2,533	2,129
Net Change in Unrealized Appreciation (Depreciation)	—	(10,451,926)	(13,964,134)	(1,829,345)
Net Loss	—	(12,491,547)	(16,131,102)	(2,114,283)
Net Increase (Decrease)	$3,357,229	$(10,276,443)	$(7,833,572)	$(393,428)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations continued
For the six months ended June 30, 2008 (unaudited)

	Utilities	Income Builder	Dividend Growth	Global Dividend Growth	European Equity
Investment Income:
Income
Interest	—	$423,585	—	$466	$608
Interest and dividends from affiliates	$51,616	17,908	$212,351	17,059	16,624
Income from securities loaned - net	11,306	—	—	125,616	95,887
Dividends†	1,922,468	538,747	4,173,417	3,646,894	3,655,206
Total Income	1,985,390	980,240	4,385,768	3,790,035	3,768,325
†Net of Foreign withholding tax	(19,569)	(17,592)	(5,320)	(258,271)	(421,286)
Expenses
Investment advisory fee	419,045	184,263	1,040,085	577,863	621,517
Administration fee	58,813	22,001	168,512	68,999	57,151
Distribution fee (Class Y shares)	35,014	37,366	127,409	69,935	42,790
Professional fees	19,875	11,730	17,675	21,362	20,190
Transfer agent fees and expenses	250	250	250	250	250
Shareholder reports and notices	5,520	7,908	30,940	15,812	14,436
Trustees' fees and expenses	1,365	—	4,782	1,727	1,407
Registration fees	—	—	70	45	—
Custodian fees	4,654	8,286	10,186	24,227	29,716
Other	5,673	4,643	18,780	12,250	10,854
Total Expenses	550,209	276,447	1,418,689	792,470	798,311
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,629)	(708)	(7,452)	(617)	(685)
Less: waived/reimbursed	—	—	—	—	(40,502)
Net Expenses	548,580	275,739	1,411,237	791,853	757,124
Net Investment Income (Loss)	1,436,810	704,501	2,974,531	2,998,182	3,011,201
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	15,842,440	1,472,781	2,296,286	7,430,584	3,398,653
Investments in affiliates	—	—	(1,779,715)	—	—
Futures contracts	—	—	—	—	—
Option contracts	—	—	180,271	—	—
Swap contracts	—	—	—	—	—
Foreign exchange transactions	(15,849)	(470)	—	(59,429)	(34,696)
Net Realized Gain	15,826,591	1,472,311	696,842	7,371,155	3,363,957
Change in Unrealized Appreciation/Depreciation on:
Investments	(24,961,927)	(7,439,990)	(54,553,314)	(39,303,564)	(28,336,333)
Investments in affiliates	—	(17,958)	(2,071,023)	—	—
Futures contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Option contracts	—	—	41,755	—	—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(3)	—	—	2,746	12,058
Net Change in Unrealized Appreciation (Depreciation)	(24,961,930)	(7,457,948)	(56,582,582)	(39,300,818)	(28,324,275)
Net Loss	(9,135,339)	(5,985,637)	(55,885,740)	(31,929,663)	(24,960,318)
Net Decrease	$(7,698,529)	$(5,281,136)	$(52,911,209)	$(28,931,481)	$(21,949,117)

See Notes to Financial Statements

	Capital Opportunities	S&P 500 Index	Global Advantage	Aggressive Equity	Strategist
Investment Income:
Income
Interest	—	—	—	—	$1,640,476
Interest and dividends from affiliates	$353,255	$112,273	$2,693	$38,774	817,809
Income from securities loaned - net	—	—	—	—	130,711
Dividends†	412,378	1,916,241	179,495	51,184	1,476,365
Total Income	765,633	2,028,514	182,188	89,958	4,065,361
†Net of Foreign withholding tax	(46,575)	(111)	(19,268)	(5,908)	(12,719)
Expenses
Investment advisory fee	811,747	114,838	58,501	162,796	584,749
Administration fee	154,619	76,559	8,211	19,438	111,381
Distribution fee (Class Y shares)	117,985	167,259	10,557	32,736	101,400
Professional fees	18,198	12,997	13,478	12,838	17,642
Transfer agent fees and expenses	250	250	250	250	250
Shareholder reports and notices	20,307	20,125	4,427	5,847	21,912
Trustees' fees and expenses	3,407	1,869	206	367	2,637
Registration fees	—	—	—	—	—
Custodian fees	19,099	36,047	3,852	5,626	23,105
Other	17,404	20,694	6,285	2,256	15,725
Total Expenses	1,163,016	450,638	105,767	242,154	878,801
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(13,514)	(1,605)	(91)	(1,540)	(29,724)
Less: waived/reimbursed	—	—	—	—	—
Net Expenses	1,149,502	449,033	105,676	240,614	849,077
Net Investment Income (Loss)	(383,869)	1,579,481	76,512	(150,656)	3,216,284
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	11,433,308	3,354,859	824,577	2,355,361	4,259,283
Investments in affiliates	—	(149,731)	—	—	460,761
Futures contracts	—	(9,553)	—	—	151,606
Option contracts	—	—	—	—	(15,148)
Swap contracts	—	—	—	—	356,711
Foreign exchange transactions	(109,316)	—	(6,869)	(14,752)	90
Net Realized Gain	11,323,992	3,195,575	817,708	2,340,609	5,213,303
Change in Unrealized Appreciation/Depreciation on:
Investments	(38,479,826)	(28,743,116)	(5,046,256)	(5,848,157)	(28,559,184)
Investments in affiliates	—	(1,356,710)	—	—	(728,377)
Futures contracts	—	(28,481)	—	—	(86,418)
Swap contracts	—	—	—	—	(190,668)
Option contracts	—	—	—	—	14,332
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(4,218)	—	771	10	—
Net Change in Unrealized Appreciation (Depreciation)	(38,484,044)	(30,128,307)	(5,045,485)	(5,848,147)	(29,550,315)
Net Loss	(27,160,052)	(26,932,732)	(4,227,777)	(3,507,538)	(24,337,012)
Net Decrease	$(27,543,921)	$(25,353,251)	$(4,151,265)	$(3,658,194)	$(21,120,728)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Limited Duration		Income Plus
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,357,229	$10,609,997	$2,215,104	$6,598,718	$8,297,530	$18,294,308
Net realized gain (loss)	—	(313,395)	(2,039,621)	(215,850)	(2,166,968)	(6,053,280)
Net increase from payments by affiliate	—	313,301	—	—	—	—
Net change in unrealized appreciation/depreciation	—	—	(10,451,926)	(2,429,695)	(13,964,134)	8,671,654
Net Increase (Decrease)	3,357,229	10,609,903	(10,276,443)	3,953,173	(7,833,572)	20,912,682
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(1,774,031)	(5,857,356)	(403,890)	(1,566,053)	(2,630,820)	(8,970,194)
Class Y Shares	(1,583,146)	(4,752,646)	(1,470,642)	(5,390,079)	(3,227,663)	(10,354,285)
Net realized gain
Class X Shares	—	—	—	—	—	—
Class Y Shares	—	—	—	—	—	—
Paid-in-capital
Class X Shares	—	—	—	—	—	(34,465)
Class Y Shares	—	—	—	—	—	(39,783)
Total Dividends and Distributions	(3,357,177)	(10,610,002)	(1,874,532)	(6,956,132)	(5,858,483)	(19,398,727)
Net increase (decrease) from transactions in shares of beneficial interest	3,264,914	(21,984,382)	(10,167,613)	(18,581,228)	(28,941,975)	(43,135,641)
Total Increase (Decrease)	3,264,966	(21,984,481)	(22,318,588)	(21,584,187)	(42,634,030)	(41,621,686)
Net Assets:
Beginning of period	213,001,530	234,986,011	127,280,318	148,864,505	352,652,861	394,274,547
End of Period	$216,266,496	$213,001,530	$104,961,730	$127,280,318	$310,018,831	$352,652,861
Accumulated Undistributed Net Investment Income (Loss)	$236	$184	$(129,063)	$(469,635)	$421,619	$(2,017,428)

See Notes to Financial Statements

	High Yield		Utilities
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,720,855	$3,353,174	$1,436,810	$3,235,117
Net realized gain (loss)	(284,938)	358,912	15,826,591	24,915,472
Net increase from payments by affiliate	—	—	—	—
Net change in unrealized appreciation/depreciation	(1,829,345)	(1,783,162)	(24,961,930)	4,330,557
Net Increase (Decrease)	(393,428)	1,928,924	(7,698,529)	32,481,146
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(437,442)	(1,650,929)	(647,409)	(2,621,400)
Class Y Shares	(479,055)	(1,782,057)	(134,680)	(539,363)
Net realized gain
Class X Shares	—	—	(20,127,612)	(14,149,868)
Class Y Shares	—	—	(4,721,331)	(3,381,848)
Paid-in-capital
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Total Dividends and Distributions	(916,497)	(3,432,986)	(25,631,032)	(20,692,479)
Net increase (decrease) from transactions in shares of beneficial interest	(5,507,507)	(11,109,031)	9,294,213	(23,527,408)
Total Increase (Decrease)	(6,817,432)	(12,613,093)	(24,035,348)	(11,738,741)
Net Assets:
Beginning of period	46,058,435	58,671,528	165,287,309	177,026,050
End of Period	$39,241,003	$46,058,435	$141,251,961	$165,287,309
Accumulated Undistributed Net Investment Income (Loss)	$979,598	$175,240	$740,080	$85,359

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Income Builder		Dividend Growth		Global Dividend Growth
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$704,501	$1,599,645	$2,974,531	$6,718,615	$2,998,182	$3,736,431
Net realized gain	1,472,311	7,523,988	696,842	37,372,262	7,371,155	29,928,753
Net change in unrealized appreciation/depreciation	(7,457,948)	(6,480,513)	(56,582,582)	(18,261,968)	(39,300,818)	(17,322,433)
Net Increase (Decrease)	(5,281,136)	2,643,120	(52,911,209)	25,828,909	(28,931,481)	16,342,751
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(176,967)	(878,041)	(1,348,818)	(5,284,397)	(2,855,985)	(2,966,972)
Class Y Shares	(191,122)	(1,027,306)	(367,487)	(1,300,040)	(1,205,443)	(1,236,384)
Net realized gain
Class X Shares	(3,462,207)	(1,847,133)	—	—	(19,931,632)	(15,490,669)
Class Y Shares	(4,034,192)	(2,399,198)	—	—	(9,677,542)	(7,384,714)
Total Dividends and Distributions	(7,864,488)	(6,151,678)	(1,716,305)	(6,584,437)	(33,670,602)	(27,078,739)
Net increase (decrease) from transactions in shares of beneficial interest	(1,294,488)	(14,096,132)	(50,077,954)	(142,827,304)	11,843,726	(28,017,578)
Total Decrease	(14,440,112)	(17,604,690)	(104,705,468)	(123,582,832)	(50,758,357)	(38,753,566)
Net Assets:
Beginning of period	62,961,470	80,566,160	485,007,974	608,590,806	201,859,162	240,612,728
End of Period	$48,521,358	$62,961,470	$380,302,506	$485,007,974	$151,100,805	$201,859,162
Accumulated Undistributed Net Investment Income (Loss)	$16,468	$(319,944)	$1,419,054	$160,828	$3,048,899	$4,112,145

See Notes to Financial Statements

	European Equity		Capital Opportunities
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,011,201	$2,992,513	$(383,869)	$2,791,786
Net realized gain	3,363,957	24,212,838	11,323,992	68,769,661
Net change in unrealized appreciation/depreciation	(28,324,275)	(968,549)	(38,484,044)	12,242,224
Net Increase (Decrease)	(21,949,117)	26,236,802	(27,543,921)	83,803,671
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(2,413,005)	(2,252,570)	(635,044)	(1,859,792)
Class Y Shares	(642,298)	(633,844)	(146,796)	(138,094)
Net realized gain
Class X Shares	(16,690,917)	—	—	—
Class Y Shares	(5,203,748)	—	—	—
Total Dividends and Distributions	(24,949,968)	(2,886,414)	(781,840)	(1,997,886)
Net increase (decrease) from transactions in shares of beneficial interest	8,230,473	(43,195,990)	(43,540,512)	(127,317,765)
Total Decrease	(38,668,612)	(19,845,602)	(71,866,273)	(45,511,980)
Net Assets:
Beginning of period	167,791,663	187,637,265	438,952,685	484,464,665
End of Period	$129,123,051	$167,791,663	$367,086,412	$438,952,685
Accumulated Undistributed Net Investment Income (Loss)	$3,008,193	$3,052,295	$(481,671)	$684,038

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	S&P 500 Index		Global Advantage
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,579,481	$3,781,861	$76,512	$150,279
Net realized gain	3,195,575	10,277,890	817,708	1,136,276
Net change in unrealized appreciation/depreciation	(30,128,307)	(722,443)	(5,045,485)	2,923,040
Net Increase (Decrease)	(25,353,251)	13,337,308	(4,151,265)	4,209,595
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(1,233,419)	(1,371,058)	(116,591)	(145,628)
Class Y Shares	(2,473,396)	(2,631,171)	(53,683)	(71,553)
Net realized gain
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Total Dividends and Distributions	(3,706,815)	(4,002,229)	(170,274)	(217,181)
Net decrease from transactions in shares of beneficial interest	(17,077,124)	(51,503,824)	(2,639,884)	(6,929,711)
Total Decrease	(46,137,190)	(42,168,745)	(6,961,423)	(2,937,297)
Net Assets:
Beginning of period	219,259,296	261,428,041	24,969,997	27,907,294
End of Period	$173,122,106	$219,259,296	$18,008,574	$24,969,997
Accumulated Undistributed Net Investment Income (Loss)	$1,621,641	$3,748,975	$73,653	$167,415

See Notes to Financial Statements

	Aggressive Equity		Strategist
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(150,656)	$123,592	$3,216,284	$9,353,018
Net realized gain	2,340,609	11,466,164	5,213,303	25,084,270
Net change in unrealized appreciation/depreciation	(5,848,147)	(898,884)	(29,557,990)	(6,170,274)
Net Increase (Decrease)	(3,658,194)	10,690,872	(21,128,403)	28,267,014
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(40,786)	—	(1,351,632)	(6,516,159)
Class Y Shares	—	—	(508,281)	(2,403,373)
Net realized gain
Class X Shares	—	—	(17,621,031)	(26,239,176)
Class Y Shares	—	—	(7,191,473)	(10,632,273)
Total Dividends and Distributions	(40,786)	—	(26,672,417)	(45,790,981)
Net decrease from transactions in shares of beneficial interest	(6,427,363)	(17,577,948)	(2,702,585)	(36,602,060)
Total Decrease	(10,126,343)	(6,887,076)	(50,503,405)	(54,126,027)
Net Assets:
Beginning of period	55,871,656	62,758,732	305,915,957	360,041,984
End of Period	$45,745,313	$55,871,656	$255,412,552	$305,915,957
Accumulated Undistributed Net Investment Income (Loss)	$(81,883)	$109,559	$1,720,941	$364,570

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Limited Duration		Income Plus
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	22,281,250	78,177,992	167,168	507,726	244,690	2,023,873
Reinvestment of dividends and distributions	1,774,031	5,857,357	45,466	166,056	251,075	861,166
Redeemed	(24,142,255)	(105,247,574)	(512,886)	(1,434,868)	(1,889,072)	(5,591,286)
Net Increase (Decrease) - Class X	(86,974)	(21,212,225)	(300,252)	(761,086)	(1,393,307)	(2,706,247)
Amount
Sold	$22,281,250	$78,177,992	$1,542,686	$4,805,745	$2,598,801	$21,196,799
Reinvestment of dividends and distributions	1,774,031	5,857,357	403,890	1,566,053	2,630,820	9,004,659
Redeemed	(24,142,255)	(105,247,574)	(4,494,836)	(13,579,613)	(19,700,391)	(58,516,308)
Net Increase (Decrease) - Class X	$(86,974)	$(21,212,225)	$(2,548,260)	$(7,207,815)	$(14,470,770)	$(28,314,850)
Class Y Shares
Shares
Sold	32,995,918	83,425,440	335,146	1,289,909	515,942	2,141,895
Reinvestment of dividends and distributions	1,583,146	4,752,647	165,939	572,447	308,624	995,763
Redeemed	(31,227,176)	(88,950,244)	(1,378,468)	(3,064,843)	(2,231,206)	(4,548,984)
Net Increase (Decrease) - Class Y	3,351,888	(772,157)	(877,383)	(1,202,487)	(1,406,640)	(1,411,326)
Amount
Sold	$32,995,918	$83,425,440	$3,096,016	$12,179,211	$5,490,828	$22,336,238
Reinvestment of dividends and distributions	1,583,146	4,752,647	1,470,642	5,390,079	3,227,663	10,394,068
Redeemed	(31,227,176)	(88,950,244)	(12,186,011)	(28,942,703)	(23,189,696)	(47,551,097)
Net Increase (Decrease) - Class Y	$3,351,888	$(772,157)	$(7,619,353)	$(11,373,413)	$(14,471,205)	$(14,820,791)

See Notes to Financial Statements

	High Yield		Utilities
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	288,618	2,632,195	108,236	525,300
Reinvestment of dividends and distributions	394,745	1,431,218	1,279,897	856,257
Redeemed	(2,754,051)	(8,871,647)	(775,125)	(2,259,575)
Net Increase (Decrease) - Class X	(2,070,688)	(4,808,234)	613,008	(878,018)
Amount
Sold	$320,693	$3,059,133	$2,134,193	$10,749,137
Reinvestment of dividends and distributions	437,442	1,650,929	20,775,021	16,771,268
Redeemed	(3,062,502)	(10,290,099)	(15,036,317)	(46,307,644)
Net Increase (Decrease) - Class X	$(2,304,367)	$(5,580,037)	$7,872,897	$(18,787,239)
Class Y Shares
Shares
Sold	129,688	1,392,635	28,091	185,627
Reinvestment of dividends and distributions	430,638	1,543,844	299,658	200,450
Redeemed	(3,437,359)	(7,702,635)	(206,277)	(612,242)
Net Increase (Decrease) - Class Y	(2,877,033)	(4,766,156)	121,472	(226,165)
Amount
Sold	$144,476	$1,616,253	$553,799	$3,780,195
Reinvestment of dividends and distributions	479,055	1,782,057	4,856,011	3,921,211
Redeemed	(3,826,671)	(8,927,304)	(3,988,494)	(12,441,575)
Net Increase (Decrease) - Class Y	$(3,203,140)	$(5,528,994)	$1,421,316	$(4,740,169)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Income Builder		Dividend Growth		Global Dividend Growth
	For The Six months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	36,990	243,868	165,004	1,621,444	64,313	637,149
Reinvestment of dividends and distributions	367,205	204,327	87,699	307,269	2,049,246	1,059,566
Redeemed	(317,787)	(840,522)	(2,733,678)	(8,789,956)	(1,028,065)	(2,918,093)
Net Increase (Decrease) - Class X	86,408	(392,327)	(2,480,975)	(6,861,243)	1,085,494	(1,221,378)
Amount
Sold	$455,756	$3,273,568	$2,665,473	$27,873,604	$1,014,560	$11,256,989
Reinvestment of dividends and distributions	3,639,174	2,725,175	1,348,818	5,284,397	22,787,617	18,457,641
Redeemed	(3,871,105)	(11,387,330)	(43,249,518)	(151,292,748)	(15,927,965)	(51,997,174)
Net Increase (Decrease) - Class X	$223,825	$(5,388,587)	$(39,235,227)	$(118,134,747)	$7,874,212	$(22,282,544)
Class Y Shares
Shares
Sold	47,883	198,850	26,622	382,904	33,734	401,943
Reinvestment of dividends and distributions	427,890	257,429	23,925	75,671	987,567	499,195
Redeemed	(521,513)	(1,095,071)	(738,039)	(1,889,523)	(486,031)	(1,221,565)
Net Increase (Decrease) - Class Y	(45,740)	(638,792)	(687,492)	(1,430,948)	535,270	(320,427)
Amount
Sold	$588,843	$2,695,093	$426,276	$6,572,615	$515,927	$7,167,812
Reinvestment of dividends and distributions	4,225,314	3,426,503	367,487	1,300,040	10,882,985	8,621,098
Redeemed	(6,332,470)	(14,829,141)	(11,636,490)	(32,565,212)	(7,429,398)	(21,523,944)
Net Increase (Decrease) - Class Y	$(1,518,313)	$(8,707,545)	$(10,842,727)	$(24,692,557)	$3,969,514	$(5,735,034)

See Notes to Financial Statements

	European Equity		Capital Opportunities
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	31,922	373,538	65,636	647,037
Reinvestment of dividends and distributions	950,444	80,134	20,244	55,328
Redeemed	(485,071)	(1,649,624)	(1,044,217)	(3,813,964)
Net Increase (Decrease) - Class X	497,295	(1,195,952)	(958,337)	(3,111,599)
Amount
Sold	$829,489	$10,254,961	$2,125,165	$21,275,599
Reinvestment of dividends and distributions	19,103,922	2,252,571	635,044	1,859,792
Redeemed	(12,676,017)	(45,082,566)	(34,367,397)	(124,621,806)
Net Increase (Decrease) - Class X	$7,257,394	$(32,575,034)	$(31,607,188)	$(101,486,415)
Class Y Shares
Shares
Sold	10,124	105,539	67,166	205,380
Reinvestment of dividends and distributions	292,156	22,662	4,703	3,942
Redeemed	(197,584)	(518,643)	(437,335)	(999,992)
Net Increase (Decrease) - Class Y	104,696	(390,442)	(365,466)	(790,670)
Amount
Sold	$271,757	$2,891,627	$2,141,055	$6,718,447
Reinvestment of dividends and distributions	5,846,046	633,844	146,796	138,094
Redeemed	(5,144,724)	(14,146,426)	(14,221,175)	(32,687,891)
Net Increase (Decrease) - Class Y	$973,079	$(10,620,955)	$(11,933,324)	$(25,831,350)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	S&P 500 Index		Global Advantage
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	82,901	628,816	54,787	173,049
Reinvestment of dividends and distributions	106,605	100,370	11,995	12,956
Redeemed	(620,350)	(2,302,191)	(212,050)	(618,917)
Net Increase (Decrease) - Class X	(430,844)	(1,573,005)	(145,268)	(432,912)
Amount
Sold	$1,047,493	$8,483,315	$575,584	$1,944,469
Reinvestment of dividends and distributions	1,233,419	1,371,058	116,591	145,628
Redeemed	(7,750,377)	(31,154,539)	(2,239,040)	(6,917,578)
Net Decrease - Class X	$(5,469,465)	$(21,300,166)	$(1,546,865)	$(4,827,481)
Class Y Shares
Shares
Sold	159,193	737,259	32,321	69,686
Reinvestment of dividends and distributions	214,891	193,896	5,546	6,389
Redeemed	(1,295,137)	(3,174,327)	(143,889)	(266,423)
Net Increase (Decrease) - Class Y	(921,053)	(2,243,172)	(106,022)	(190,348)
Amount
Sold	$1,986,278	$9,857,520	$348,206	$794,956
Reinvestment of dividends and distributions	2,473,396	2,631,171	53,683	71,553
Redeemed	(16,067,333)	(42,692,349)	(1,494,908)	(2,968,739)
Net Decrease - Class Y	$(11,607,659)	$(30,203,658)	$(1,093,019)	$(2,102,230)

See Notes to Financial Statements

	Aggressive Equity		Strategist
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	19,891	136,153	231,710	1,061,523
Reinvestment of dividends and distributions	2,460	—	1,454,772	2,112,775
Redeemed	(218,932)	(739,389)	(1,628,036)	(4,818,917)
Net Increase (Decrease) - Class X	(196,581)	(603,236)	58,446	(1,644,619)
Amount
Sold	$329,126	$2,266,135	$3,484,452	$17,359,396
Reinvestment of dividends and distributions	40,786	—	18,972,663	32,755,335
Redeemed	(3,621,998)	(12,096,302)	(24,272,814)	(78,618,026)
Net Decrease - Class X	$(3,252,086)	$(9,830,167)	$(1,815,699)	$(28,503,295)
Class Y Shares
Shares
Sold	27,077	186,518	135,362	441,792
Reinvestment of dividends and distributions	—	—	592,076	842,764
Redeemed	(219,905)	(666,959)	(715,794)	(1,745,721)
Net Increase (Decrease) - Class Y	(192,828)	(480,441)	11,644	(461,165)
Amount
Sold	$439,261	$3,026,234	$2,027,556	$7,210,062
Reinvestment of dividends and distributions	—	—	7,699,754	13,035,646
Redeemed	(3,614,538)	(10,774,015)	(10,614,196)	(28,345,473)
Net Decrease - Class Y	$(3,175,277)	$(7,747,781)	$(886,886)	$(8,099,765)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of fourteen Portfolios ("Portfolios") which commenced operations as follows:

PORTFOLIO	COMMENCEMENT OF OPERATIONS	PORTFOLIO	COMMENCEMENT OF OPERATIONS
Money Market	March 9, 1984	Global Dividend Growth	February 23, 1994

Limited Duration	May 4, 1999	European Equity	March 1, 1991

Income Plus	March 1, 1987	Capital Opportunities	March 9, 1984

High Yield	March 9, 1984	S&P 500 Index	May 18, 1998

Utilities	March 1, 1990	Global Advantage	May 18, 1998

Income Builder	January 21, 1997	Aggressive Equity	May 4, 1999

Dividend Growth	March 1, 1990	Strategist	March 1, 1987

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered by Metropolitan Life Insurance Company and other contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Limited Duration	Seeks to provide a high level of current income consistent with the preservation of capital.

Income Plus	Seeks, as its primary objective, to provide a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective.

High Yield	Seeks, as its primary objective, to provide a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective.

Utilities	Seeks both capital appreciation and current income .

Income Builder	Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital.

Dividend Growth	Seeks to provide reasonable current income and long-term growth of income and capital.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

PORTFOLIO	INVESTMENT OBJECTIVE
Global Dividend	Seeks to provide reasonable current income and long-term growth of income and capital. Growth

European Equity	Seeks to maximize the capital appreciation of its investments.

Capital Opportunities* (Formerly Equity)	Seeks, as its primary objective, growth of capital and, as a secondary objective, income, but only when consistent with its primary objective.

S&P 500 Index	Seeks to provide investment results that, before expenses, correspond to the total return of the Standards & Poor's 500® Composite Stock Price Index.

Global Advantage	Seeks long-term capital growth.

Aggressive Equity	Seeks long-term capital growth.

Strategist	Seeks a high total investment return.

*  Name Change effective May 1, 2008.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost which approximates market value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) futures are valued at the latest price published by the commodities exchange on which they trade; (8) when market quotations are not readily available, Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (and/or, in the case of Global Dividend Growth, European Equity and (effective June 30, 2008) Utilities, Morgan Stanley Investment Management Limited, (the "Sub Adviser")) determines that the latest sale price, the bid price or the mean

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuation of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuation may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statements of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished.

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

LIMITED DURATION	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	107	$53,217
Options exercised	—	—
Options expired	—	—
Options written, outstanding at end of period	107	$53,217
DIVIDEND GROWTH	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	613	$40,685
Options written	3,126	215,968
Options exercised	(508)	(40,834)
Options expired	(3,231)	(215,819)
Options written, outstanding at end of period	—	$—

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

DIVIDEND GROWTH	CONTRACT AMOUNT	PREMIUM
Put options written, outstanding at beginning of the period	—	—
Put options purchased	372	$35,548
Put options exercised	—	—
Put options expired	(372)	(35,548)
Put options purchased, outstanding at end of period	—	$—
STRATEGIST	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	108	$53,714
Options exercised	—	—
Options expired	—	—
Options written, outstanding at end of period	108	$53,714

F. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

PORTFOLIO	VALUE OF LOANED SECURITIES	VALUE OF COLLATERAL CASH(1)
High Yield	$10,109,890	$10,667,428
Global Dividend	18,807,442	19,714,422
European Equity	2,876,467	3,107,270
Utilities	31,415,146	31,760,802

(1)  The Portfolios received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments.

The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

I. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the Notional Amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statements of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

J. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

K. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

L. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

M. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios. The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by a Portfolio.

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

N. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolios' net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion and 0.22% to the portion of the daily net assets in excess of $1.25 billion.

High Yield — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.22% to the portion of the daily net assets in excess of $3 billion.

Utilities — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Income Builder — 0.67% to the portion of the daily net assets not exceeding $500 million and 0.645% to the portion of the daily net assets in excess of $500 million.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Dividend Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

Global Dividend Growth — 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.545% to the portion of the daily net assets in excess of $4.5 billion

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.745% to the portion of the daily net assets in excess of $3 billion.

Capital Opportunities — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

S&P 500 Index — 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Global Advantage — 0.57% to the portion of the daily net assets not exceeding $1.5 billion and 0.545% to the portion of the daily net assets in excess of $1.5 billion.

Aggressive Equity — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Strategist — 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets in excess of $1.5 billion.

Under the Sub-Advisory Agreements between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides Global Dividend Growth and European Equity with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Investment Adviser paid the Sub-Adviser compensation in the amounts of $299,817 and $301,459, respectively, for the six months ended June 30, 2008.

Effective June 30, 2008, the Utilities Portfolio entered into a Sub-Advisory Agreement with the Sub-Adviser, Morgan Stanley Investment Management Limited.

The Investment Adviser has agreed to cap European Equity and S&P 500 Index's operating expenses (except for distribution fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Company Inc. (the "Administrator") has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses exceed 1.00% and 0.40%, respectively, of the average daily net assets of the Portfolio on an annualized basis.

Pursuant to an Administration Agreement with the Administrator, an affiliate of the Investment Adviser and Sub -Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to the Portfolio's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. Security Transactions and Transactions with Affiliates

Each Portfolio (except Money Market) may invest in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended June 30, 2008, the tables below identifies, for each Portfolio that invested in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, that amount by which that Portfolio's advisory fees was reduced in relation to that Portfolio's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

In addition, the table also identifies the income distributions earned, if any, by each Portfolio for that Portfolio's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

Income distributions are recorded as dividends in the Statement of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED	INVESTMENT ADVISORY FEE WAIVED
Limited Duration	$204,177	$6,376
Income Plus	262,005	8,077
High Yield	11,539	371
Utilities	51,616	1,629
Income Builder	17,908	708
Dividend Growth	212,351	7,452
Global Dividend Growth	17,059	617
European Equity	16,624	685
Capital Opportunities	353,255	13,514
S&P 500 Index	42,778	1,605
Global Advantage	2,693	91
Aggressive Equity	38,774	1,540
Strategist	817,809	29,724

During the year six months ended June 30, 2008, each Portfolio's cost of purchases and proceeds from sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class were as follows:

PORTFOLIO	PURCHASES	SALES
Limited Duration	$53,301,747	$47,144,433
Income Plus	121,609,390	104,567,235
High Yield	11,284,415	11,821,099
Utilities.	16,255,823	16,064,981
Income Builder	6,050,437	8,850,430
Dividend Growth	84,790,947	90,797,711
Global Dividend Growth	25,187,046	25,120,283
European Equity	15,671,920	16,372,667
Capital Opportunities	68,683,719	79,198,694
S&P 500 Index	68,910,270	70,655,380
Global Advantage	3,836,379	3,805,524
Aggressive Equity	9,121,366	10,842,515
Strategist	26,541,702	38,126,630

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Purchases and sales/prepayments/maturities of portfolio securities, excluding short-term investments (except Money Market), for the six months ended June 30, 2008 were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS/ MATURITIES	PURCHASES	SALES/PREPAYMENTS/ MATURITIES
Money Market	$5,497,332	$10,037,962	$1,359,532,351	$1,352,295,489
Limited Duration	19,317,014	13,515,164	3,347,798	24,116,470
Income Plus	—	39,526,631	105,579,065	114,309,769
High Yield	—	1,017,012	6,912,004	9,140,626
Utilities	—	—	16,755,626	31,740,785
Income Builder	—	—	9,369,360	14,943,287
Dividend Growth	—	—	156,719,768	199,259,174
Global Dividend Growth	—	—	30,496,260	48,684,913
European Equity	—	—	9,434,364	23,961,081
Capital Opportunities	—	—	60,055,086	93,160,602
S&P 500 Index	—	—	16,087,876	34,761,540
Global Advantage	—	—	3,218,007	5,887,131
Aggressive Equity	—	—	7,511,853	12,350,603
Strategist	6,197,169	9,023,372	45,375,993	58,611,951

The following Portfolios had transactions with the following affiliates of the Fund:

PORTFOLIO	ISSUER	PURCHASES	SALES/ MATURITIES	NET REALIZED GAINS/LOSS	INCOME	VALUE
Limited Duration	Met Life Global	—	—	—	$17,639	$770,332
Income Builder	MetLife, Inc.	—	—	—	3,267	107,461
Dividend Growth	Allstate Corp. (The)	$5,593,277	—	—	—	5,030,857
	Citigroup Inc.*	—	$2,077,798	$(1,779,715)	193,501	3,572,310
	MetLife, Inc.	2,473,722	—	—	—	4,625,554
S&P 500 Index	Allstate Corp. (The)	5,736	72,900	15,114	7,261	375,114
	MetLife, Inc.	—	109,943	40,975	—	559,468
	Morgan Stanley	61,293	73,781	(3,586)	9,290	639,341
	Citigroup Inc.*	241,553	270,667	(202,234)	52,944	1,403,348
Strategist	Allstate Corp. (The)	—	769,721	460,761	24,903	1,384,568

*  Citigroup Inc. is an affiliate of Dividend Growth and S&P 500 Index only.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

The following Portfolios had transactions with other Morgan Stanley funds during the six months ended June 30, 2008:

	PURCHASES	SALES	NET REALIZED GAINS(LOSS)
Utilities	$717,683	$3,365,314	$1,482,688
Dividend Growth	—	451,208	(831,866)
Global Dividend Growth	—	3,283,379	50,868
Capital Opportunities	1,356,151	3,657,062	(2,138,831)
Aggressive Equity	170,488	473,849	(64,897)
Income Builder	—	16,040	946
Income Plus	—	2,095,668	102,556
S&P 500 Index	—	—	—
Strategist	222,115	53,118	(355)

For the six months ended June 30, 2008, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

UTILITIES	DIVIDEND GROWTH	CAPITAL OPPORTUNITIES	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	INCOME BUILDER	STRATEGIST	GLOBAL DIVIDEND
$274	$18,040	$5,667	$332	$715	$226	$15,581	$1,206

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation . The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Aggregate pension costs for the six months ended June 30, 2008, included in Trustees' fees and expenses in the Statements of Operations and the accrued pension liability included in accrued expenses in the Statements of Assets and Liabilities are as follows:

AGGREGATE PENSION COSTS

MONEY MARKET	LIMITED DURATION	INCOME PLUS	HIGH YIELD	UTILITIES	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH
$238	$157	$402	$75	$162	$47	$784	$228
EUROPEAN EQUITY	CAPITAL OPPORTUNITIES	S&P 500 INDEX	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
$186	$579	$229	$29	$54	$302

ACCRUED PENSION LIABILITY

MONEY MARKET	LIMITED DURATION	INCOME PLUS	HIGH YIELD	UTILITIES	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH
$11,832	$149	$7,536	$3,975	$5,918	$897	$12,190	$1,329
EUROPEAN EQUITY	CAPITAL OPPORTUNITIES	S&P 500 INDEX	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
$1,734	$7,173	$158	$546	$956	$8,435

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2007, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations:

	(AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,	2008	2009	2010	2011	2012	2013	2014	2015	TOTAL
Limited Duration	—	—	$328	$1,546	$4,026	$1,267	$2,233	$1,063	$10,463
Income Plus	—	—	16,864	—	—	—	—	5,280	22,144
High Yield	$7,524	$47,273	63,495	81,458	24,098	15,736	6,219	—	245,803
Dividend Growth	—	—	106,810	48,222	—	—	—	—	155,032
Equity (Currently Capital Opportunities)	—	197,818	130,806	—	—	—	—	—	328,624
S & P 500 Index	—	—	10,905	—	3,450	9,726	5,449	—	29,530
Global Advantage	—	3,367	14,172	—	—	—	—	—	17,539
Aggressive Equity	—	15,004	13,085	—	—	—	—	—	28,089

During the year ended December 31, 2007, the following Portfolios utilized net capital loss carryforwards: High Yield — $242,155; Dividend Growth — $36,229,244; European Equity — $2,274,243; Equity (Currently Capital Opportunities) — $68,973,415; S&P 500 Index — $10,087,522; Global Advantage — $1,113,136; Aggressive Equity — $11,478,613.

At December 31, 2007, the primary reason(s) for significant temporary book/tax differences were as follows:

TEMPORARY DIFFERENCES
	POST-OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES
Limited Duration	•
Income Plus	•
High Yield	•
Utilities		•
Income Builder	•	•
Dividend Growth	•	•
Global Dividend Growth		•
European Equity		•
Equity (Currently Capital Opportunities)	•	•
S & P 500 Index		•
Global Advantage		•
Aggressive Equity	•	•
Strategist		•

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Additionally, the following Portfolios had other temporary differences: High Yield — income from the mark-to-market of forward foreign currency contracts; Limited Duration, Income Plus, High Yield, S&P 500 Index, Strategist — capital gain/loss from the mark-to-market of futures contracts and/or options contracts; High Yield — income on bonds in default; Income Plus, Strategist — capital loss deferral on straddles. The following Portfolios had other permanent differences: High Yield — expired capital loss carryforward; Income Builder, S&P 500 Index — tax adjustments on real estate investment trusts and/or convertible preferred stock held/sold, Global Dividend Growth — tax adjustments on passive foreign investment companies sold. The following Portfolios had temporary and permanent differences attributable to book amortization of premiums/discounts on debt securities: Limited Duration, Income Plus, High Yield, Income Builder and Strategist. The following Portfolios had temporary and/or permanent differences attributable to tax adjustment on swaps: Limited Duration, Income Plus, High Yield and Strategist.

6. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may enter into forward contracts to facilitate settlement of foreign currency denominated foreign securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The respective Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Portfolios may invest in futures contracts. Futures contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The respective Portfolios bear the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these futures contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Portfolios may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Portfolio may otherwise invest. Credit default swaps may involve greater risks than if a Portfolio had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Certain Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The portfolio expects to enter into these transactions primarily to manage interest rate risk, hedge

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Portfolios may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

At June 30, 2008, European Equity's investments in securities of issuers in the United Kingdom and Switzerland represented 36.6% and 16.6%, respectively, of the Portfolio's net assets. Global Dividend Growth's investments in securities of issuers in the United Kingdom represented 19.0% of the Portfolio's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

7. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

  •  Level 1 — quoted prices in active markets for identical investments

  •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  •  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

		Fair Value Measurements at June 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money Market
Investments in Securities	$216,973,558	—	$216,973,558	—
Limited Duration
Investments in Securities	$105,076,901	$14,899,151	$90,177,750	—
Other Financial Instruments*	430,417	29,394	401,023	—
Total	$105,507,318	$14,928,545	$90,578,773	—
Income Plus
Investments in Securities	$305,198,242	$23,985,624	$281,212,618	—
Other Financial Instruments*	10,975,473	(379,330)	11,354,803	—
Total	$316,173,715	$23,606,294	$292,567,421	—
High Yield
Investments in Securities	$49,698,299	$8,142,910	$41,527,348	$28,041
Other Financial Instruments*	(11,059)	(11,277)	218	—
Total	$49,687,240	$8,131,633	$41,527,566	$28,041

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

		Fair Value Measurements at June 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Utilities
Investments in Securities	$173,079,092	$165,550,953	$7,528,139	—
Income Builder
Investments in Securities	$48,467,218	$29,166,391	$19,300,827	—
Dividend Growth
Investments in Securities	$380,263,411	$380,263,411	—	—
Global Dividend Growth
Investments in Securities	$169,692,348	$165,019,515	$4,672,833	—
European Equity
Investments in Securities	$130,443,431	$129,706,928	$736,503	—
Other Financial Instruments*	1,950	—	1,950	—
Total	$130,445,381	$129,706,928	$738,453	—
Capital Opportunities
Investments in Securities	$368,089,846	$368,089,846	—	—
S&P 500 Index
Investments in Securities	$171,511,270	$171,511,270	—	—
Other Financial Instruments*	(55,351)	(55,351)	—	—
Total	$171,455,919	$171,455,919	—	—
Global Advantage
Investments in Securities	$17,913,817	$17,913,817	—	—
Aggressive Equity
Investments in Securities	$45,805,035	$45,805,035	—	—
Strategist
Investments in Securities	$253,219,639	$201,748,363	$51,471,276	—
Other Financial Instruments*	912,901	4,678	908,223	—
Total	$254,132,540	$201,753,041	$52,379,499	—

*  Other financial instruments include futures, forwards, options and swap contracts.

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
High Yield
Beginning Balance	$28,041
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$28,041
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2008	—

8. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Variable Investment Series

Financial Highlights

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2003	$1.00	$0.007	—	$0.007	$(0.007	)(d)	—	$(0.007)
2004	1.00	0.009	—	0.009	(0.009	)(d)	—	(0.009)
2005	1.00	0.030	—	0.030	(0.030)		—	(0.030)
2006	1.00	0.045	$0.005	0.050	(0.050)		—	(0.050)
2007	1.00	0.050	—	0.050	(0.050)		—	(0.050)
2008 (j)	1.00	0.016	—	0.016	(0.016)		—	(0.016)
CLASS Y SHARES
2003	1.00	0.004	—	0.004	(0.004	)(d)	—	(0.004)
2004	1.00	0.006	—	0.006	(0.006	)(d)	—	(0.006)
2005	1.00	0.030	—	0.030	(0.030)		—	(0.030)
2006	1.00	0.043	(0.003)	0.040	(0.040)		—	(0.040)
2007	1.00	0.050	—	0.050	(0.050)		—	(0.050)
2008 (j)	1.00	0.014	—	0.014	(0.014)		—	(0.014)
LIMITED DURATION CLASS X SHARES
2003	10.17	0.21	0.01	0.22	(0.38)		—	(0.38)
2004	10.01	0.28	(0.14)	0.14	(0.41)		—	(0.41)
2005	9.74	0.31	(0.13)	0.18	(0.38)		—	(0.38)
2006	9.54	0.40	0.00	0.40	(0.45)		—	(0.45)
2007	9.49	0.47	(0.19)	0.28	(0.50)		—	(0.50)
2008 (j)	9.27	0.18	(0.93)	(0.75)	(0.15)		—	(0.15)
CLASS Y SHARES
2003	10.16	0.18	0.02	0.20	(0.36)		—	(0.36)
2004	10.00	0.25	(0.14)	0.11	(0.38)		—	(0.38)
2005	9.73	0.28	(0.14)	0.14	(0.35)		—	(0.35)
2006	9.52	0.37	0.01	0.38	(0.42)		—	(0.42)
2007	9.48	0.44	(0.19)	0.25	(0.47)		—	(0.47)
2008 (j)	9.26	0.16	(0.93)	(0.77)	(0.14)		—	(0.14)
INCOME PLUS CLASS X SHARES
2003	10.47	0.56	0.30	0.86	(0.60)		—	(0.60)
2004	10.73	0.55	(0.01)	0.54	(0.59)		—	(0.59)
2005	10.68	0.51	(0.15)	0.36	(0.55)		—	(0.55)
2006	10.49	0.51	0.05	0.56	(0.54)		—	(0.54)
2007	10.51	0.53	0.08	0.61	(0.56	)(g)	—	(0.56)
2008 (j)	10.56	0.27	(0.52)	(0.25)	(0.18)		—	(0.18)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2003		$1.00	0.67%		$251,779	0.52%		0.69%		N/A
2004		1.00	0.87		178,600	0.53		0.85		N/A
2005		1.00	2.79		144,352	0.54		2.74		N/A
2006		1.00	4.61		132,690	0.55		4.53		N/A
2007		1.00	4.93	(h)	111,478	0.55		4.79		N/A
2008	(j)	1.00	1.57	(l)	111,391	0.56	(k)	3.14	(k)	N/A
CLASS Y SHARES
2003		1.00	0.42		93,808	0.77		0.44		N/A
2004		1.00	0.62		89,917	0.78		0.60		N/A
2005		1.00	2.53		97,936	0.79		2.49		N/A
2006		1.00	4.35		102,296	0.80		4.28		N/A
2007		1.00	4.67	(h)	101,524	0.80		4.54		N/A
2008	(j)	1.00	1.45	(l)	104,875	0.81	(k)	2.89	(k)	N/A
LIMITED DURATION CLASS X SHARES
2003		10.01	2.23		64,576	0.51		2.02		215%
2004		9.74	1.42		52,784	0.49		2.77		128
2005		9.54	1.87		42,872	0.45		3.17		56
2006		9.49	4.28		34,047	0.47		4.18		51
2007		9.27	2.95		26,214	0.47		4.95		49
2008	(j)	8.37	(8.22	)(l)	21,140	0.47	(k)(n)	3.99	(k)(n)	22	(l)
CLASS Y SHARES
2003		10.00	1.98		125,616	0.76		1.77		215
2004		9.73	1.17		125,764	0.74		2.52		128
2005		9.52	1.51		126,020	0.70		2.92		56
2006		9.48	4.03		114,818	0.72		3.93		51
2007		9.26	2.80		101,066	0.72		4.70		49
2008	(j)	8.35	(8.42	)(l)	83,822	0.72	(k)(n)	3.74	(k)(n)	22	(l)
INCOME PLUS CLASS X SHARES
2003		10.73	8.45		363,555	0.53		5.30		72
2004		10.68	5.23		296,246	0.54		5.18		28
2005		10.49	3.33		235,256	0.54		4.80		57
2006		10.51	5.69		183,594	0.56		4.95		38
2007		10.56	5.99		155,879	0.55		5.02		125
2008	(j)	10.13	(2.37	)(l)	135,481	0.55	(k)(o)	5.11	(k)(o)	33	(l)

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
INCOME PLUS CLASS Y SHARES
2003	$10.46	$0.54	$0.29	$0.83	$(0.58)		—	$(0.58)
2004	10.71	0.52	0.01	0.53	(0.57)		—	(0.57)
2005	10.67	0.48	(0.16)	0.32	(0.52)		—	(0.52)
2006	10.47	0.49	0.05	0.54	(0.52)		—	(0.52)
2007	10.49	0.50	0.08	0.58	(0.53	)(g)	—	(0.53)
2008 (j)	10.54	0.25	(0.50)	(0.25)	(0.18)		—	(0.18)
HIGH YIELD CLASS X SHARES
2003	1.03	0.16	0.10	0.26	(0.11)		—	(0.11)
2004	1.18	0.09	0.02	0.11	(0.09)		—	(0.09)
2005	1.20	0.08	(0.06)	0.02	(0.08)		—	(0.08)
2006	1.14	0.08	0.02	0.10	(0.08)		—	(0.08)
2007	1.16	0.08	(0.03)	0.05	(0.08)		—	(0.08)
2008 (j)	1.13	0.05	(0.07)	(0.02)	(0.02)		—	(0.02)
CLASS Y SHARES
2003	1.03	0.15	0.11	0.26	(0.11)		—	(0.11)
2004	1.18	0.09	0.02	0.11	(0.09)		—	(0.09)
2005	1.20	0.08	(0.06)	0.02	(0.08)		—	(0.08)
2006	1.14	0.08	0.02	0.10	(0.08)		—	(0.08)
2007	1.16	0.07	(0.03)	0.04	(0.07)		—	(0.07)
2008 (j)	1.13	0.04	(0.06)	(0.02)	(0.02)		—	(0.02)
UTILITIES CLASS X SHARES
2003	11.00	0.34	1.54	1.88	(0.35)		—	(0.35)
2004	12.53	0.34	2.21	2.55	(0.35)		—	(0.35)
2005	14.73	0.37	1.77	2.14	(0.37)		—	(0.37)
2006	16.50	0.36	2.95	3.31	(0.37)		—	(0.37)
2007	19.44	0.39	3.38	3.77	(0.39)		$(2.16)	(2.55)
2008 (j)	20.66	0.19	(1.13)	(0.94)	(0.11)		(3.44)	(3.55)
CLASS Y SHARES
2003	10.99	0.31	1.55	1.86	(0.32)		—	(0.32)
2004	12.53	0.31	2.20	2.51	(0.32)		—	(0.32)
2005	14.72	0.33	1.77	2.10	(0.33)		—	(0.33)
2006	16.49	0.32	2.95	3.27	(0.33)		—	(0.33)
2007	19.43	0.34	3.38	3.72	(0.34)		(2.16)	(2.50)
2008 (j)	20.65	0.17	(1.14)	(0.97)	(0.09)		(3.44)	(3.53)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
INCOME PLUS CLASS Y SHARES
2003		$10.71	8.09%		$140,629	0.78%		5.05%		72%
2004		10.67	5.07		176,054	0.79		4.93		28
2005		10.47	3.08		197,968	0.79		4.55		57
2006		10.49	5.34		210,681	0.81		4.70		38
2007		10.54	5.73		196,774	0.80		4.77		125
2008	(j)	10.11	(2.45	)(l)	174,538	0.80	(k)(o)	4.86	(k)(o)	33	(l)
HIGH YIELD CLASS X SHARES
2003		1.18	27.73		56,162	0.70		14.09		59
2004		1.20	9.84		48,990	0.66		7.60		55
2005		1.14	2.18		35,226	0.87		6.81		48
2006		1.16	9.29		27,907	0.95		6.78		23
2007		1.13	4.17		21,625	1.18		6.48		26
2008	(j)	1.09	(1.42	)(l)	18,704	1.66	(k)(o)	8.21	(k)(o)	17	(l)
CLASS Y SHARES
2003		1.18	27.43		35,306	0.95		13.84		59
2004		1.20	9.56		39,547	0.91		7.35		55
2005		1.14	1.92		35,551	1.12		6.56		48
2006		1.16	9.01		30,764	1.20		6.53		23
2007		1.13	3.90		24,433	1.43		6.23		26
2008	(j)	1.09	(1.51	)(l)	20,537	1.91	(k)(o)	7.96	(k)(o)	17	(l)
UTILITIES CLASS X SHARES
2003		12.53	17.34		175,191	0.70		2.94		35
2004		14.73	20.66		168,148	0.69		2.59		13
2005		16.50	14.62		154,413	0.70		2.31		29
2006		19.44	20.32		142,721	0.71		2.05		19
2007		20.66	20.34		133,507	0.70		1.90		8
2008	(j)	16.17	(4.51	)(l)	114,431	0.70	(k)(o)	2.00	(k)(o)	12	(l)
CLASS Y SHARES
2003		12.53	17.17		25,933	0.95		2.69		35
2004		14.72	20.28		30,289	0.94		2.34		13
2005		16.49	14.35		33,068	0.95		2.06		29
2006		19.43	20.03		34,305	0.96		1.80		19
2007		20.65	20.04		31,780	0.95		1.65		8
2008	(j)	16.15	(4.63	)(l)	26,821	0.95	(k)(o)	1.75	(k)(o)	12	(l)

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
INCOME BUILDER CLASS X SHARES
2003	$9.38	$0.32	$1.60	$1.92	$(0.32)	—	$(0.32)
2004	10.98	0.34	0.84	1.18	(0.42)	—	(0.42)
2005	11.74	0.29	0.52	0.81	(0.33)	—	(0.33)
2006	12.22	0.33	1.38	1.71	(0.34)	—	(0.34)
2007	13.59	0.31	0.15	0.46	(0.38)	$(0.81)	(1.19)
2008 (j)	12.86	0.16	(1.31)	(1.15)	(0.09)	(1.79)	(1.88)
CLASS Y SHARES
2003	9.36	0.31	1.58	1.89	(0.30)	—	(0.30)
2004	10.95	0.32	0.83	1.15	(0.39)	—	(0.39)
2005	11.71	0.26	0.53	0.79	(0.30)	—	(0.30)
2006	12.20	0.30	1.37	1.67	(0.31)	—	(0.31)
2007	13.56	0.28	0.14	0.42	(0.35)	(0.81)	(1.16)
2008 (j)	12.82	0.15	(1.30)	(1.15)	(0.08)	(1.79)	(1.87)
DIVIDEND GROWTH CLASS X SHARES
2003	10.82	0.22	2.76	2.98	(0.23)	—	(0.23)
2004	13.57	0.22	0.92	1.14	(0.23)	—	(0.23)
2005	14.48	0.19	0.61	0.80	(0.19)	—	(0.19)
2006	15.09	0.21	1.45	1.66	(0.22)	—	(0.22)
2007	16.53	0.22	0.48	0.70	(0.22)	—	(0.22)
2008 (j)	17.01	0.12	(2.06)	(1.94)	(0.07)	—	(0.07)
CLASS Y SHARES
2003	10.81	0.19	2.75	2.94	(0.20)	—	(0.20)
2004	13.55	0.19	0.92	1.11	(0.20)	—	(0.20)
2005	14.46	0.15	0.62	0.77	(0.16)	—	(0.16)
2006	15.07	0.17	1.45	1.62	(0.18)	—	(0.18)
2007	16.51	0.17	0.48	0.65	(0.18)	—	(0.18)
2008 (j)	16.98	0.10	(2.05)	(1.95)	(0.06)	—	(0.06)
GLOBAL DIVIDEND GROWTH CLASS X SHARES
2003	9.87	0.18	2.94	3.12	(0.22)	—	(0.22)
2004	12.77	0.21	1.68	1.89	(0.20)	—	(0.20)
2005	14.46	0.27	0.63	0.90	(0.24)	—	(0.24)
2006	15.12	0.29	2.94	3.23	(0.33)	(0.21)	(0.54)
2007	17.81	0.31	1.01	1.32	(0.36)	(1.90)	(2.26)
2008 (j)	16.87	0.27	(2.83)	(2.56)	(0.40)	(2.79)	(3.19)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
INCOME BUILDER CLASS X SHARES
2003		$10.98	20.84%		$51,890	0.84%		3.26%		62%
2004		11.74	10.96		49,126	0.82		3.07		38
2005		12.22	6.96		39,562	0.84		2.47		27
2006		13.59	14.21		35,195	0.83		2.61		19
2007		12.86	3.21		28,244	0.85		2.31		32
2008	(j)	9.83	(8.97	)(l)	22,449	0.87	(k)(o)	2.69	(k)(o)	17	(l)
CLASS Y SHARES
2003		10.95	20.51		42,443	1.09		3.04		62
2004		11.71	10.72		48,493	1.07		2.82		38
2005		12.20	6.71		45,918	1.09		2.22		27
2006		13.56	13.96		45,371	1.08		2.36		19
2007		12.82	2.86		34,717	1.10		2.06		32
2008	(j)	9.80	(8.98	)(l)	26,073	1.12	(k)(o)	2.44	(k)(o)	17	(l)
DIVIDEND GROWTH CLASS X SHARES
2003		13.57	27.89		865,039	0.59		1.92		42
2004		14.48	8.46		737,801	0.58		1.60		43
2005		15.09	5.61		582,259	0.57		1.30		38
2006		16.53	11.09		471,931	0.59		1.37		114
2007		17.01	4.22		368,737	0.58		1.27		48
2008	(j)	15.00	(11.43	)(l)	288,082	0.61	(k)(o)	1.47	(k)(o)	38	(l)
CLASS Y SHARES
2003		13.55	27.52		118,445	0.84		1.67		42
2004		14.46	8.21		139,777	0.83		1.35		43
2005		15.07	5.35		143,577	0.82		1.05		38
2006		16.51	10.83		136,660	0.84		1.12		114
2007		16.98	3.9		116,271	0.83		1.02		48
2008	(j)	14.97	(11.51	)(l)	92,221	0.86	(k)(o)	1.22	(k)(o)	38	(l)
GLOBAL DIVIDEND GROWTH CLASS X SHARES
2003		12.77	32.07		221,971	0.82		1.73		103
2004		14.46	14.93		213,836	0.81		1.58		21
2005		15.12	6.34		181,475	0.82		1.88		20
2006		17.81	21.94		165,864	0.83		1.80		24
2007		16.87	7.02		136,494	0.82		1.72		38
2008	(j)	11.12	(15.14	)(l)	102,082	0.84	(k)(o)	3.55	(k)(o)	18	(l)

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
GLOBAL DIVIDEND GROWTH CLASS Y SHARES
2003	$9.82	$0.15	$2.91	$3.06	$(0.20)	—	$(0.20)
2004	12.68	0.18	1.66	1.84	(0.18)	—	(0.18)
2005	14.34	0.23	0.64	0.87	(0.21)	—	(0.21)
2006	15.00	0.25	2.91	3.16	(0.29)	$(0.21)	(0.50)
2007	17.66	0.26	1.00	1.26	(0.32)	(1.90)	(2.22)
2008 (j)	16.70	0.25	(2.79)	(2.54)	(0.35)	(2.79)	(3.14)
EUROPEAN EQUITY CLASS X SHARES
2003	12.97	0.17	3.57	3.74	(0.13)	—	(0.13)
2004	16.58	0.21	1.88	2.09	(0.20)	—	(0.20)
2005	18.47	0.30	1.28	1.58	(0.23)	—	(0.23)
2006	19.82	0.36	5.55	5.91	(0.39)	—	(0.39)
2007	25.34	0.47	3.48	3.95	(0.46)	0.00	(0.46)
2008 (j)	28.83	0.56	(4.46)	(3.90)	(0.61)	(4.22)	(4.83)
CLASS Y SHARES
2003	12.91	0.13	3.56	3.69	(0.10)	—	(0.10)
2004	16.50	0.16	1.88	2.04	(0.17)	—	(0.17)
2005	18.37	0.25	1.26	1.51	(0.18)	—	(0.18)
2006	19.70	0.29	5.54	5.83	(0.34)	—	(0.34)
2007	25.19	0.40	3.46	3.86	(0.40)	0.00	(0.40)
2008 (j)	28.65	0.52	(4.42)	(3.90)	(0.52)	(4.22)	(4.74)
CAPITAL OPPORTUNITIES CLASS X SHARES
2003	17.78	0.07	3.97	4.04	(0.07)	—	(0.07)
2004	21.75	0.09	2.33	2.42	(0.10)	—	(0.10)
2005	24.07	—	4.39	4.39	—	—	—
2006	28.46	0.02	1.15	1.17	—	—	—
2007	29.63	0.21	5.57	5.78	(0.18)	—	(0.18)
2008 (j)	35.23	(0.02)	(2.18)	(2.20)	(0.07)	—	(0.07)
CLASS Y SHARES
2003	17.75	0.02	3.98	4.00	(0.03)	—	(0.03)
2004	21.72	0.05	2.31	2.36	(0.05)	—	(0.05)
2005	24.03	(0.06)	4.37	4.31	—	—	—
2006	28.34	(0.05)	1.14	1.09	—	—	—
2007	29.43	0.13	5.54	5.67	(0.04)	—	(0.04)
2008 (j)	35.06	(0.06)	(2.17)	(2.23)	(0.05)	—	(0.05)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
GLOBAL DIVIDEND GROWTH CLASS Y SHARES
2003		$12.68	31.64%		$47,524	1.07%		1.48%		103%
2004		14.34	14.65		67,522	1.05		1.34		21
2005		15.00	6.17		71,123	1.07		1.63		20
2006		17.66	21.60		74,749	1.08		1.55		24
2007		16.70	6.77		65,364	1.07		1.47		38
2008	(j)	11.02	(15.24	)(l)	49,019	1.09	(k)(o)	3.30	(k)(o)	18	(l)
EUROPEAN EQUITY CLASS X SHARES
2003		16.58	29.03		198,424	1.04		1.26		95
2004		18.47	12.74		178,683	1.04		1.24		103
2005		19.82	8.69		144,969	1.02	(i)	1.60	(i)	61
2006		25.34	30.21		142,000	1.00	(i)	1.59	(i)	62
2007		28.83	15.59		127,071	1.00	(i)	1.73	(i)	41
2008	(j)	20.10	(13.54	)(l)	98,596	1.00	(i)(k)(o)	4.27	(i)(k)(o)	7	(l)
CLASS Y SHARES
2003		16.50	28.70		36,568	1.29		1.01		95
2004		18.37	12.48		42,333	1.29		0.99		103
2005		19.70	8.36		39,404	1.27	(i)	1.35	(i)	61
2006		25.19	29.88		45,637	1.25	(i)	1.34	(i)	62
2007		28.65	15.34		40,721	1.25	(i)	1.48	(i)	41
2008	(j)	20.01	(13.62	)(l)	30,527	1.25	(i)(k)(o)	4.02	(i)(k)(o)	7	(l)
CAPITAL OPPORTUNITIES CLASS X SHARES
2003		21.75	22.80		616,027	0.52		0.38		210
2004		24.07	11.14		537,086	0.53		0.41		137
2005		28.46	18.16		485,662	0.53		0.02		72
2006		29.63	4.18		370,757	0.54		0.06		111
2007		35.23	19.54		331,243	0.54		0.66		55
2008	(j)	32.96	(6.23	)(l)	278,347	0.53	(k)(n)	(0.13	)(k)(n)	16	(l)
CLASS Y SHARES
2003		21.72	22.55		100,400	0.77		0.13		210
2004		24.03	10.86		115,741	0.78		0.16		137
2005		28.34	17.89		123,803	0.78		(0.23)		72
2006		29.43	3.92		113,707	0.79		(0.19)		111
2007		35.06	19.24		107,710	0.79		0.41		55
2008	(j)	32.78	(6.35	)(l)	88,740	0.78	(k)(n)	(0.38	)(k)(n)	16	(l)

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
S&P 500 INDEX CLASS X SHARES
2003	$8.04	$0.12	$2.11	$2.23	$(0.10)	—	$(0.10)
2004	10.17	0.17	0.90	1.07	(0.10)	—	(0.10)
2005	11.14	0.18	0.33	0.51	(0.19)	—	(0.19)
2006	11.46	0.20	1.56	1.76	(0.20)	—	(0.20)
2007	13.02	0.23	0.45	0.68	(0.24)	—	(0.24)
2008 (j)	13.46	0.11	(1.72)	(1.61)	(0.28)	—	(0.28)
CLASS Y SHARES
2003	8.00	0.09	2.10	2.19	(0.08)	—	(0.08)
2004	10.11	0.15	0.88	1.03	(0.08)	—	(0.08)
2005	11.06	0.15	0.33	0.48	(0.16)	—	(0.16)
2006	11.38	0.17	1.54	1.71	(0.17)	—	(0.17)
2007	12.92	0.20	0.46	0.66	(0.21)	—	(0.21)
2008 (j)	13.36	0.10	(1.71)	(1.61)	(0.24)	—	(0.24)
GLOBAL ADVANTAGE CLASS X SHARES
2003	5.63	0.05	1.69	1.74	(0.07)	—	(0.07)
2004	7.30	0.06	0.85	0.91	(0.03)	—	(0.03)
2005	8.18	0.09	0.46	0.55	(0.02)	—	(0.02)
2006	8.71	0.07	1.53	1.60	(0.07)	—	(0.07)
2007	10.24	0.07	1.67	1.74	(0.10)	—	(0.10)
2008 (j)	11.88	0.05	(2.10)	(2.05)	(0.11)	—	(0.11)
CLASS Y SHARES
2003	5.61	0.04	1.67	1.71	(0.05)	—	(0.05)
2004	7.27	0.04	0.85	0.89	(0.02)	—	(0.02)
2005	8.14	0.07	0.45	0.52	—	—	—
2006	8.66	0.05	1.53	1.58	(0.05)	—	(0.05)
2007	10.19	0.05	1.65	1.70	(0.08)	—	(0.08)
2008 (j)	11.81	0.03	(2.08)	(2.05)	(0.07)	—	(0.07)
AGGRESSIVE EQUITY CLASS X SHARES
2003	7.87	0.01	2.04	2.05	0.00 (e)	—	—
2004	9.92	(0.02)	1.28	1.26	0.00 (f)	—	—
2005	11.18	(0.03)	2.62	2.59	—	—	—
2006	13.77	(0.04)	1.12	1.08	—	—	—
2007	14.85	0.06	2.86	2.92	—	—	—
2008 (j)	17.77	(0.04)	(1.12)	(1.16)	(0.03)	—	(0.03)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
S&P 500 INDEX CLASS X SHARES
2003		$10.17	27.85%		$135,767	0.46%		1.31%		0%
2004		11.14	10.59		130,944	0.33		1.69		4
2005		11.46	4.64		103,899	0.28		1.59		5
2006		13.02	15.56		84,545	0.28		1.67		4
2007		13.46	5.23		66,275	0.27		1.71		3
2008	(j)	11.57	(11.95	)(l)	51,970	0.29	(k)(n)	1.83	(k)(n)	8	(l)
CLASS Y SHARES
2003		10.11	27.54		133,144	0.71		1.06		0
2004		11.06	10.29		166,085	0.58		1.44		4
2005		11.38	4.43		172,544	0.53		1.34		5
2006		12.92	15.21		176,883	0.53		1.42		4
2007		13.36	5.00		152,984	0.52		1.46		3
2008	(j)	11.51	(12.05	)(l)	121,152	0.54	(k)(n)	1.58	(k)(n)	8	(l)
GLOBAL ADVANTAGE CLASS X SHARES
2003		7.30	31.12		25,598	0.93		0.87		98
2004		8.18	12.54		23,620	0.84		0.79		111
2005		8.71	6.80		19,227	0.92		1.09		89
2006		10.24	18.55		17,141	0.94		0.76		96
2007		11.88	17.09		14,734	0.87		0.66		18
2008	(j)	9.72	(17.28	)(l)	10,642	0.93	(k)(o)	0.85	(k)(o)	16	(l)
CLASS Y SHARES
2003		7.27	30.75		9,308	1.18		0.62		98
2004		8.14	12.29		11,032	1.09		0.54		111
2005		8.66	6.44		10,618	1.17		0.84		89
2006		10.19	18.35		10,767	1.19		0.51		96
2007		11.81	16.68		10,236	1.12		0.41		18
2008	(j)	9.69	(17.43	)(l)	7,366	1.18	(k)(o)	0.60	(k)(o)	16	(l)
AGGRESSIVE EQUITY CLASS X SHARES
2003		9.92	26.06		42,363	0.87		0.10		195
2004		11.18	12.71		38,347	0.85		(0.16)		185
2005		13.77	23.17		37,130	0.86		(0.29)		85
2006		14.85	7.84		30,720	0.85		(0.27)		59
2007		17.77	19.66		26,035	0.87		0.34		56
2008	(j)	16.58	(6.52	)(l)	21,034	0.86	(k)(o)	(0.49	)(k)(o)	16	(l)

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
AGGRESSIVE EQUITY CLASS Y SHARES
2003	$7.84	$(0.01)	$2.03	$2.02	—		—	—
2004	9.86	(0.04)	1.27	1.23	—		—	—
2005	11.09	(0.06)	2.58	2.52	—		—	—
2006	13.61	(0.07)	1.11	1.04	—		—	—
2007	14.65	0.02	2.82	2.84	—		—	—
2008 (j)	17.49	(0.06)	(1.10)	(1.16)	—		—	—
STRATEGIST CLASS X SHARES
2003	12.36	0.18	3.03	3.21	$(0.23)		—	$(0.23)
2004	15.34	0.28	1.30	1.58	(0.32	)(g)	—	(0.32)
2005	16.60	0.30	0.96	1.26	(0.32)		$(1.49)	(1.81)
2006	16.05	0.41	1.86	2.27	(0.44)		(1.35)	(1.79)
2007	16.53	0.46	0.92	1.38	(0.46)		(1.90)	(2.36)
2008 (j)	15.55	0.18	(1.30)	(1.12)	(0.10)		(1.39)	(1.49)
CLASS Y SHARES
2003	12.35	0.14	3.03	3.17	(0.20)		—	(0.20)
2004	15.32	0.24	1.30	1.54	(0.28	)(g)	—	(0.28)
2005	16.58	0.26	0.96	1.22	(0.28)		(1.49)	(1.77)
2006	16.03	0.37	1.86	2.23	(0.40)		(1.35)	(1.75)
2007	16.51	0.42	0.92	1.34	(0.42)		(1.90)	(2.32)
2008 (j)	15.53	0.16	(1.30)	(1.14)	(0.09)		(1.39)	(1.48)

  (a)  The per share amounts were computed using an average number of shares outstanding during the period.

  (b)  Calculated based on the net asset value as of the last business day of the period.

  (c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  (d)  Includes capital gain distribution of less than $0.001.

  (e)  Distribution of investment income of less than $0.001.

  (f)  Distribution of investment income of $0.001.

  (g)  Includes distributions from paid-in-capital of $0.002.

  (h)  The Adviser fully reimbursed the portfolio for losses incurred resulting from the disposal of investments. Without this reimbursement, the total returns were 4.79% and 4.52% for Class X and Y, respectively. See Note 4.

  (i)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Advisor and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME INCOME RATIO
June 1 through December 31, 2005
Class X	1.06%	1.56%
Class Y	1.31	1.31

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
AGGRESSIVE EQUITY CLASS Y SHARES
2003		$9.86	25.77%		$26,519	1.12%		(0.15)%		195%
2004		11.09	12.47		27,793	1.10		(0.41)		185
2005		13.61	22.72		30,283	1.11		(0.54)		85
2006		14.65	7.64		32,039	1.10		(0.52)		59
2007		17.49	19.39		29,837	1.12		0.09		56
2008	(j)	16.33	(6.63	)(l)	24,712	1.11	(k)(o)	(0.74	)(k)(o)	16	(l)
STRATEGIST CLASS X SHARES
2003		15.34	26.24		388,356	0.52		1.31		93
2004		16.60	10.37		345,215	0.53		1.79		55
2005		16.05	8.32		289,876	0.54		1.84		46
2006		16.53	15.01		258,164	0.55		2.53		36
2007		15.55	8.63		217,265	0.54		2.84		34
2008	(j)	12.94	(7.20	)(l)	181,556	0.54	(k)(m)	2.38	(k)(m)	22	(l)
CLASS Y SHARES
2003		15.32	25.88		89,935	0.77		1.06		93
2004		16.58	10.12		99,165	0.78		1.54		55
2005		16.03	8.06		98,066	0.79		1.59		46
2006		16.51	14.75		101,878	0.80		2.28		36
2007		15.53	8.37		88,651	0.79		2.59		34
2008	(j)	12.91	(7.33	)(l)	73,864	0.79	(k)(m)	2.13	(k)(m)	22	(l)

(i)  Continued

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME INCOME RATIO
December 31, 2006
Class X	1.07%	1.52%
Class Y	1.32	1.27
December 31, 2007
Class X	1.04	1.69
Class Y	1.29	1.44
June 30, 2008
Class X	1.06	4.21
Class Y	1.31	3.96

  (j)  For the six months ended June 30, 2008 (unaudited).

  (k)  Annualized.

  (l)  Not annualized.

  (m)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of it net assets had an effect of 0.02%.

  (n)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of it net assets had an effect of 0.01%.

  (o)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of it net assets had an effect of less than 0.005%.

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Trustees
Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers
Michael E. Nugent Chairperson of the Board

Ronald E. Robison President and Principal Executive Officer

Kevin Klingert Vice President

Dennis F. Shea Vice President

Amy R. Doberman Vice President

Carsten Otto Chief Compliance Officer

Stefanie V. Chang Yu Vice President

Francis J. Smith Treasurer and Chief Financial Officer

Mary E. Mullin Secretary

Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Trust Harborside Financial Center, Plaza Two Jersey City, New Jersey 07311	Deloitte & Touche LLP Two World Financial Center New York, New York 10281

Legal Counsel	Counsel to the Independent Trustees
Clifford Chance US LLP 31 West 52nd Street New York, New York 10019	Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Investment Adviser	Sub-Adviser (Global Dividend Growth and European Equity)
Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036	Morgan Stanley Investment Management Limited 20 Bank Street, Canary Wharf London, England E14 4AD

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member FINRA.

VARINSNN
IU08-04405P-Y06/08

#40113A

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008